UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-21475

                                                         Tamarack Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

                                                         Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

                                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:(612) 376-7000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund

June 30, 2009 (Unaudited)

Shares		Value
Common Stocks — 96.96%
Consumer Discretionary — 19.99%
19,990	Aeropostale, Inc.*	$685,057
28,020	GameStop Corp., Class A*	616,720
25,800	John Wiley & Sons, Inc., Class A	857,850
120,160	LKQ Corp.*	1,976,632
28,300	New Oriental Education & Technology Group ADR*	1,906,288
52,920	O’Reilly Automotive, Inc.*	2,015,194
46,090	PetSmart, Inc.	989,091
9,000	priceline.com, Inc.*	1,003,950
8,380	Strayer Education, Inc.	1,827,762
36,150	Tractor Supply Co.*	1,493,718

		13,372,262

Consumer Staples — 3.39%
30,100	Alberto-Culver Co.	765,443
12,000	Chattem, Inc.*	817,200
12,600	Church & Dwight Co., Inc.	684,306

		2,266,949

Energy — 8.62%
17,850	Core Laboratories NV	1,555,627
48,300	Dril-Quip, Inc.*	1,840,230
33,290	Oceaneering International, Inc.*	1,504,708
33,520	Smith International, Inc.	863,140

		5,763,705

Financials — 6.86%
76,000	Eaton Vance Corp.	2,033,000
52,720	Hudson City Bancorp, Inc.	700,649
68,100	SVB Financial Group*	1,853,682

		4,587,331

Health Care — 10.70%
33,000	Charles River Laboratories International, Inc.*	1,113,750
15,840	Express Scripts, Inc.*	1,089,000
22,300	Henry Schein, Inc.*	1,069,285
19,600	Quest Diagnostics, Inc.	1,106,028
25,000	ResMed, Inc.*	1,018,250
66,120	VCA Antech, Inc.*	1,765,404

		7,161,717

Industrials — 17.59%
37,020	Donaldson Co., Inc.	1,282,373
48,880	Expeditors International of Washington, Inc.	1,629,659
47,520	Fastenal Co.	1,576,239
41,540	Huron Consulting Group, Inc.*	1,920,394
34,000	IHS, Inc., Class A*	1,695,580
25,270	Regal-Beloit Corp.	1,003,724
29,690	Roper Industries, Inc.	1,345,254
25,480	Stericycle, Inc.*	1,312,984

		11,766,207

Information Technology — 23.23%
116,600	Altera Corp.	1,898,248
66,000	Amdocs Ltd.*	1,415,700
73,220	Ansys, Inc.*	2,281,535
100,910	Autodesk, Inc.*	1,915,272
64,600	Cognizant Technology Solutions Corp., Class A*	1,724,820
51,040	Dolby Laboratories, Inc., Class A*	1,902,771
35,700	FactSet Research Systems, Inc.	1,780,359
16,000	McAfee, Inc.*	675,040
86,350	Microchip Technology, Inc.	1,947,193

		15,540,938

Materials — 6.58%
46,800	Airgas, Inc.	1,896,804
36,520	Albemarle Corp.	933,817
35,560	Greif, Inc., Class A	1,572,463

		4,403,084

Total Common Stocks (Cost $64,288,905)		64,862,193

Investment Company — 3.07%
2,052,356	Wells Fargo Prime Investment Money Market Fund	2,052,356

Total Investment Company (Cost $2,052,356)		2,052,356

Total Investments (Cost $66,341,261)(a) — 100.03%		66,914,549
Liabilities in excess of other assets — (0.03)%		(17,153)

NET ASSETS — 100.00%		$66,897,396

*	Non-income producing security.

(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations	used are defined below:

ADR - American Depository Receipt

See notes to schedules of portfolio investments.

1

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

June 30, 2009 (Unaudited)

Shares		Value
Common Stocks — 96.44%
Consumer Discretionary — 16.81%
542,900	Benihana, Inc., Class A*	$3,431,128
270,250	Cache, Inc.*	1,048,570
895,751	Casual Male Retail Group, Inc.*	1,961,695
123,630	Mac-Gray Corp.*	1,636,861
82,900	McCormick & Schmick’s Seafood Restaurants, Inc.*	630,869
376,291	Movado Group, Inc.	3,966,107
202,900	Regent Communications, Inc.*	45,044
310,512	Steinway Musical Instruments*	3,325,584
27,150	Tefron Ltd.*	109,957
277,800	Universal Electronics, Inc.*	5,603,226

		21,759,041

Consumer Staples — 0.08%
500,000	NutraCea*	105,500

Energy — 1.94%
42,300	Goodrich Petroleum Corp.*	1,040,157
28,000	Gulf Island Fabrication, Inc.	443,240
28,000	OYO Geospace Corp.*	718,480
39,300	Tesco Corp.*	312,042

		2,513,919

Financials — 7.92%
301,300	Asta Funding, Inc.	1,639,072
71,900	Boston Private Financial Holdings, Inc.	322,112
81,059	CoBiz Financial, Inc.	519,588
165,000	Compass Diversified Holdings	1,334,850
55,000	Cypress Sharpridge Investments, Inc.*	654,500
52,157	Dearborn Bancorp, Inc.*	93,882
78,800	Firstcity Financial Corp.*	347,508
131,280	Harrington West Financial Group, Inc.*	173,290
62,000	LaSalle Hotel Properties	765,080
84,626	Mercantile Bank Corp.	279,266
115,389	MetroCorp Bancshares, Inc.	357,706
100,700	National Interstate Corp.	1,528,626
60,374	Northrim BanCorp, Inc.	840,406
99,900	SWS Group, Inc.	1,395,603

		10,251,489

Health Care — 8.94%
24,832	HMS Holdings Corp.*	1,011,159
104,800	Kensey Nash Corp.*	2,746,808
62,900	Landauer, Inc.	3,858,286
175,100	Meridian Bioscience, Inc.	3,953,758

		11,570,011

Industrials — 21.21%
417,870	Allied Defense Group, Inc. (The)*	1,838,628
133,700	AZZ, Inc.*	4,600,617
600,000	C&D Technologies, Inc.*	1,200,000
301,725	Columbus McKinnon Corp.*	3,816,821
82,200	Ennis, Inc.	1,024,212
13,300	Hardinge, Inc.	56,525
6,900	Hurco Cos, Inc.*	107,847
522,894	LaBarge, Inc.*	4,847,227
278,100	NN, Inc.	467,208
26,200	Old Dominion Freight Line, Inc.*	879,534
153,000	Orion Marine Group, Inc.*	2,907,000
300,000	PGT, Inc.*	453,000
12,000	Powell Industries, Inc.*	444,840
154,578	Standard Parking Corp.*	2,518,076
108,000	Sun Hydraulics Corp.	1,746,360
70,000	TBS International Ltd., Class A*	546,700

		27,454,595

Information Technology — 29.00%
257,182	Aspen Technology, Inc.*	2,193,762
110,000	Computer Task Group, Inc.*	671,000
150,277	Comtech Telecommunications Corp.*	4,790,831
549,402	DivX, Inc.*	3,016,217
170,172	Edgewater Technology, Inc.*	439,044
273,200	EMS Technologies, Inc.*	5,709,880
88,000	Interactive Intelligence, Inc.*	1,078,880
524,238	Lionbridge Technologies, Inc.*	964,598
874,500	NIC, Inc.	5,920,365
111,490	NU Horizons Electronics Corp.*	372,377
716,311	Sonic Solutions, Inc.*	2,113,117
666,009	Spectrum Control, Inc.*	5,860,879
35,000	StarTek, Inc.*	280,700
226,300	Tyler Technologies, Inc.*	3,534,806
120,000	Xyratex Ltd.*	598,800

		37,545,256

Materials — 7.90%
624,900	Intertape Polymer Group, Inc.*	562,410
110,000	Koppers Holdings, Inc.	2,900,700
209,800	Landec Corp.*	1,424,542
397,500	Omnova Solutions, Inc.*	1,295,850
187,088	Universal Stainless & Alloy*	3,043,922
503,300	US Concrete, Inc.*	996,534

		10,223,958

Utilities — 2.64%
107,400	Central Vermont Public Service Corp.	1,943,940
71,800	Unitil Corp.	1,480,516

		3,424,456

Total Common Stocks (Cost $155,388,212)		124,848,225

2

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
Exchange Traded Fund — 0.92%
65,000	SPDR KBW Regional Banking	$1,191,450

Total Exchange Traded Fund (Cost $1,675,082)		1,191,450

Investment Companies — 2.89%
37,700	First Opportunity Fund, Inc.	187,746
3,553,495	Wells Fargo Prime Investment Money Market Fund	3,553,495

Total Investment Companies (Cost $3,863,208)		3,741,241

Total Investments (Cost $160,926,502)(a) — 100.25%		129,780,916
Liabilities in excess of other assets — (0.25)%		(325,965)

NET ASSETS — 100.00%		$129,454,951

*	Non-income producing security.

(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund

June 30, 2009 (Unaudited)

Shares		Value
Common Stocks — 96.09%
Consumer Discretionary — 12.89%
257,000	Casual Male Retail Group, Inc.*	$562,830
21,400	Dress Barn, Inc.*	306,020
9,600	Drew Industries, Inc.*	116,832
12,800	Jo-Ann Stores, Inc.*	264,576
62,900	Movado Group, Inc.	662,966
59,500	Steinway Musical Instruments*	637,245
13,200	Steven Madden Ltd.*	335,940
34,800	True Religion Apparel, Inc.*	776,040
41,402	Universal Electronics, Inc.*	835,078

		4,497,527

Consumer Staples — 4.67%
22,400	Alberto-Culver Co.	569,632
34,600	Nash Finch Co.	936,276
19,300	Sally Beauty Holdings, Inc.*	122,748

		1,628,656

Energy — 3.65%
3,000	CARBO Ceramics, Inc.	102,600
1,500	Core Laboratories NV	130,725
12,700	Swift Energy Co.*	211,455
17,400	Tesco Corp.*	138,156
20,700	Willbros Group, Inc.*	258,957
10,500	World Fuel Services Corp.	432,915

		1,274,808

Financials — 9.88%
22,500	Amerisafe, Inc.*	350,100
88,200	Ares Capital Corp.	710,892
48,600	Asta Funding, Inc.	264,384
72,900	Compass Diversified Holdings	589,761
26,325	Delphi Financial Group, Inc., Class A	511,495
17,900	LaSalle Hotel Properties	220,886
7,700	ProAssurance Corp.*	355,817
14,400	SeaBright Insurance Holdings, Inc.*	145,872
8,800	SWS Group, Inc.	122,936
4,072	Trico Bancshares	63,116
88,300	UCBH Holdings, Inc.	111,258

		3,446,517

Health Care — 14.06%
14,800	Amedisys, Inc.*	488,696
20,000	Emergency Medical Services Corp., Class A*	736,400
31,800	Invacare Corp.	561,270
11,700	Kinetic Concepts, Inc.*	318,825
23,400	Meridian Bioscience, Inc.	528,372
59,375	PSS World Medical, Inc.*	1,099,031
33,600	West Pharmaceutical Services, Inc.	1,170,960

		4,903,554

Industrials — 20.77%
31,600	AZZ, Inc.*	1,087,356
190,100	C&D Technologies, Inc.*	380,200
22,000	Chart Industries, Inc.*	399,960
64,200	Columbus McKinnon Corp.*	812,130
18,300	Forward Air Corp.	390,156
32,100	Gardner Denver, Inc.*	807,957
23,600	II-VI, Inc.*	523,212
33,000	Insteel Industries, Inc.	271,920
98,900	Interface, Inc., Class A	613,180
10,100	LB Foster Co., Class A*	303,707
15,157	Powell Industries, Inc.*	561,870
21,300	Sun Hydraulics Corp.	344,421
5,300	Tennant Co.	97,467
20,300	Wabtec Corp.	653,051

		7,246,587

Information Technology — 20.79%
33,600	ADC Telecommunications, Inc.*	267,456
78,000	Aspen Technology, Inc.*	665,340
34,700	Comtech Telecommunications Corp.*	1,106,236
129,724	DivX, Inc.*	712,185
49,500	EMS Technologies, Inc.*	1,034,550
104,500	NIC, Inc.	707,465
52,000	Skyworks Solutions, Inc.*	508,560
159,242	Sonic Solutions, Inc.*	469,764
103,700	Spectrum Control, Inc.*	912,560
29,000	Tyler Technologies, Inc.*	452,980
83,300	Xyratex Ltd.*	415,667

		7,252,763

Materials — 4.66%
7,200	Arch Chemicals, Inc.	177,048
59,900	Intertape Polymer Group, Inc.*	53,910
27,800	Koppers Holdings, Inc.	733,086
9,500	Rockwood Holdings, Inc.*	139,080
32,000	Universal Stainless & Alloy*	520,640

		1,623,764

Telecommunication Services — 2.30%
74,100	Premiere Global Services, Inc.*	803,244

Utilities — 2.42%
11,900	Energen Corp.	474,810
13,900	Unisource Energy Corp.	368,906

		843,716

Total Common Stocks (Cost $34,981,655)		33,521,136

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
Investment Companies — 4.32%
47,800	First Opportunity Fund, Inc.	$238,044
1,270,197	Wells Fargo Prime Investment Money Market Fund	1,270,197

Total Investment Companies (Cost $1,716,345)		1,508,241

Total Investments (Cost $36,698,000)(a) — 100.41%		35,029,377
Liabilities in excess of other assets — (0.41)%		(144,421)

NET ASSETS — 100.00%		$34,884,956

*	Non-income producing security.

(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

June 30, 2009 (Unaudited)

Shares		Value
Common Stocks — 96.27%
Consumer Discretionary — 20.76%
96,000	Adams Golf, Inc.*	$217,920
2,800	Allen Organ Co.(a)(b)	0
29,800	Ambassadors International, Inc.*	8,940
34,500	America’s Car-Mart, Inc.*	707,250
53,000	Arctic Cat, Inc.	214,120
60,000	Asbury Automotive Group, Inc.	614,400
86,000	Audiovox Corp., Class A*	503,960
90,000	Bakers Footwear Group, Inc.*	73,800
69,000	Benihana, Inc., Class A*	436,080
69,000	Bluegreen Corp.*	173,880
45,000	Bon-Ton Stores, Inc. (The)	152,550
46,000	Books-A-Million, Inc.	327,060
15,127	Bowl America, Inc., Class A	184,549
43,000	Brookfield Homes Corp.*	172,000
72,000	Build-A-Bear Workshop, Inc.*	321,840
44,000	Carriage Services, Inc.*	157,080
61,000	Charlotte Russe Holding, Inc.*	785,680
45,000	Cobra Electronics Corp.*	53,100
23,000	Core-Mark Holding Co., Inc.*	599,380
99,000	Craftmade International, Inc.*	211,860
32,000	CSS Industries, Inc.	652,160
42,000	Delta Apparel, Inc.*	288,960
56,000	Dixie Group, Inc.*	162,960
40,000	Dorman Products, Inc.*	553,200
17,500	Duckwall-ALCO Stores, Inc.*	284,725
84,000	Emmis Communications Corp., Class A*	25,200
41,000	Entercom Communications Corp., Class A	62,730
117,000	Finish Line, Inc. (The), Class A	868,140
56,000	Flexsteel Industries	469,280
67,000	Fred’s, Inc., Class A	844,200
36,000	Gaiam, Inc., Class A*	196,920
85,000	Golfsmith International Holdings, Inc.*	127,500
24,000	Group 1 Automotive, Inc.	624,480
26,000	Hampshire Group Ltd.*	63,700
89,000	Hastings Entertainment, Inc.*	398,720
27,000	Helen of Troy Ltd.*	453,330
31,000	Hooker Furniture Corp.	355,880
50,000	HOT Topic, Inc.*	365,500
135,000	Interstate Hotels & Resorts, Inc.*	108,000
75,000	Isle of Capri Casinos, Inc.*	999,000
15,000	J Alexander’s Corp.*	57,600
73,000	Jakks Pacific, Inc.*	936,590
29,000	Johnson Outdoors, Inc., Class A	159,790
24,000	Jos. A. Bank Clothiers, Inc.*	827,040
82,000	Journal Communications, Inc., Class A	86,100
58,310	Lakeland Industries, Inc.*	476,976
22,000	Landry’s Restaurants, Inc.*	189,200
95,270	Lazare Kaplan International, Inc.*	243,891
100,000	La-Z-Boy, Inc.	472,000
48,000	Lee Enterprises, Inc.	25,440
31,000	Lifetime Brands, Inc.	126,480
25,000	Lithia Motors, Inc., Class A	231,000
91,000	Luby’s, Inc.*	369,460
36,000	Mac-Gray Corp.*	476,640
28,000	Marcus Corp.	294,560
43,000	MarineMax, Inc.*	147,920
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	487,040
7,500	McRae Industries, Inc., Class A	90,000
26,000	Media General, Inc., Class A	54,860
38,000	Meritage Homes Corp.*	716,680
21,300	Mestek, Inc.*	106,500
39,000	Modine Manufacturing Co.	187,200
82,000	Morton’s Restaurant Group, Inc.*	246,000
69,400	Movado Group, Inc.	731,476
18,300	Nobel Learning Communities, Inc.*	209,901
10,300	Nobility Homes, Inc.	85,490
32,000	O’Charleys, Inc.	296,000
41,000	Orleans Homebuilders, Inc.*	69,290
29,000	Oxford Industries, Inc.	337,850
70,350	Perry Ellis International, Inc.*	512,148
135,000	Point.360*	170,100
71,000	Pomeroy IT Solutions, Inc.*	424,580
90,600	Radio One, Inc., Class D*	22,650
34,000	RC2 Corp.*	449,820
56,000	Red Lion Hotels Corp.*	268,800
37,550	Rex Stores Corp.*	377,753
40,000	Rocky Brands, Inc.*	156,400
85,000	Ruby Tuesday, Inc.*	566,100
20,000	Saga Communications, Inc., Class A*	103,000
45,150	Salem Communications Corp., Class A*	43,344
90,000	Shiloh Industries, Inc.*	332,100
49,000	Stage Stores, Inc.	543,900
89,000	Standard Motor Products, Inc.	736,030
111,000	Stein Mart, Inc.*	983,460
26,000	Steinway Musical Instruments*	278,460
103,000	Stewart Enterprises, Inc., Class A	496,460
66,000	Stoneridge, Inc.*	317,460
17,000	Strattec Security Corp.	234,600
30,000	Superior Industries International, Inc.	423,000
43,000	Syms Corp.*	322,930
72,000	Systemax, Inc.*	857,520
150,000	Trans World Entertainment Corp.*	175,500
50,000	Tuesday Morning Corp.*	168,500
22,000	Walking Co. Holdings, Inc. (The)*	38,280
13,400	Weyco Group, Inc.	309,406

		31,871,309

Consumer Staples — 3.87%
23,600	Andersons, Inc. (The)	706,584
94,000	Central Garden and Pet Co.*	1,033,060
36,000	Chiquita Brands International, Inc.*	369,360

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
83,000	Elizabeth Arden, Inc.*	$724,590
67,000	Ingles Markets, Inc., Class A	1,021,080
143,000	ML Macadamia Orchards LP*	293,150
10,000	Nash Finch Co.	270,600
69,000	Omega Protein Corp.*	280,140
54,000	Prestige Brands Holdings, Inc.*	332,100
22,000	Spartan Stores, Inc.	273,020
91,000	Tasty Baking Co.	629,720

		5,933,404

Energy — 3.54%
119,000	Aventine Renewable Energy Holdings, Inc.*	19,635
44,000	Bronco Drilling Co., Inc.*	188,320
39,000	Calumet Specialty Products Partners LP	604,500
31,000	Constellation Energy Partners LLC	74,710
20,760	Enbridge Energy Management LLC*	752,550
19,000	EV Energy Partner LP	358,530
98,000	Harvest Natural Resources, Inc.*	432,180
47,000	Knightsbridge Tankers Ltd.	641,080
25,000	Lufkin Industries, Inc.	1,051,250
106,000	Newpark Resources, Inc.*	302,100
14,600	PHI, Inc.*	290,540
20,000	PHI, Inc., Non voting*	342,800
110,300	Trico Marine Services, Inc.*	378,329
78,570	VeraSun Energy Corp.*	1,273

		5,437,797

Financials — 20.44%
70,000	21st Century Holding Co.	225,400
40,000	Affirmative Insurance Holdings, Inc.	142,000
105,000	American Equity Investment Life Holding Co.	585,900
75,000	American Independence Corp.*	348,750
19,000	American Safety Insurance Holdings Ltd.*	258,590
67,300	Ameris Bancorp	425,336
92,000	Asta Funding, Inc.	500,480
21,000	Baldwin & Lyons, Inc., Class B	413,700
14,500	Bancinsurance Corp.*	52,200
70,600	Bancorp, Inc.*	423,600
65,600	Banner Corp.	250,592
100,000	Beverly Hills Bancorp, Inc.*	1,600
52,000	California First National Bancorp	592,800
21,000	Camco Financial Corp.	49,770
5,200	Capital Southwest Corp.	376,220
38,000	Capitol Bancorp Ltd.	100,700
44,000	Central Pacific Financial Corp.	165,000
25,000	Citizens South Banking Corp.	128,750
48,150	Citizens, Inc.*	292,752
133,000	Consumer Portfolio Services*	79,002
58,821	Crawford & Co., Class B*	282,341
65,777	Donegal Group, Inc., Class A	1,000,468
12,444	Donegal Group, Inc., Class B	166,750
75,040	Dynex Capital, Inc. REIT	615,328
31,000	EMC Insurance Group, Inc.	645,110
34,300	First Defiance Financial Corp.	445,900
11,000	First Financial Corp.	347,380
45,400	First Financial Holdings, Inc.	426,760
58,000	First Industrial Realty Trust, Inc.	252,300
54,000	First Merchants Corp.	433,620
47,200	First Pactrust Bancorp, Inc.	320,488
38,000	First Place Financial Corp.	118,180
42,000	First State Bancorp*	81,060
25,000	Firstcity Financial Corp.*	110,250
66,000	Flagstar Bancorp, Inc.*	44,880
60,660	FNB Corp.	375,485
45,000	FNB United Corp.	111,600
22,000	FPIC Insurance Group, Inc.*	673,640
62,000	Franklin Bank Corp.*(b)	0
109,000	Fremont General Corp.*	21,255
2,250	FRMO Corp.*	4,837
45,000	Gladstone Investment Corp.	217,350
50,400	Green Bankshares, Inc.	225,792
108,000	Guaranty Bancorp*	206,280
36,850	Hampton Roads Bankshares, Inc.	304,012
36,180	Harleysville National Corp.	170,046
66,528	Hercules Technology Growth Capital, Inc.	556,174
38,000	HF Financial Corp.	446,880
36,000	Independence Holding Co.	228,960
13,000	Indiana Community Bancorp	168,480
13,000	Infinity Property & Casualty Corp.	473,980
31,000	Intervest Bancshares Corp., Class A*	105,400
8,300	Investors Title Co.	223,270
24,000	Jefferson Bancshares, Inc.	130,800
17,000	Kansas City Life Insurance Co.	457,470
56,930	LaBranche & Co., Inc.*	244,799
11,000	LSB Corp.	111,980
53,000	Marlin Business Services Corp.*	296,800
41,353	Mass Financial Corp., Class A*	255,562
108,000	MCG Capital Corp.*	262,440
138,750	Meadowbrook Insurance Group, Inc.	906,038
62,000	Medallion Financial Corp.	474,300
43,000	Mercer Insurance Group, Inc.	683,700
136,000	MicroFinancial, Inc.	496,400
52,100	MutualFirst Financial, Inc.	466,816
5,300	National Security Group, Inc.	41,393
6,000	National Western Life Insurance Co., Class A	700,500
22,400	Navigators Group, Inc.*	995,232
43,000	NGP Capital Resources Co.	252,410
40,000	Nicholas Financial, Inc.*	209,600
16,000	NYMAGIC, Inc.	222,080
67,400	Old Second Bancorp, Inc.	397,660
18,000	Pacific Mercantile Bancorp*	76,860
19,000	Parkway Properties, Inc.	247,000
50,000	Patriot Capital Funding, Inc.	85,500

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
29,000	Peoples Bancorp, Inc.	$494,450
65,000	PMA Capital Corp., Class A*	295,750
37,900	PMC Commercial Trust REIT	251,277
40,000	Presidential Life Corp.	302,800
39,000	Prospect Capital Corp.	358,800
19,000	Provident Financial Holdings, Inc.	105,260
89,000	Reis, Inc.*	347,990
49,000	Resource America, Inc., Class A	263,620
17,000	Safety Insurance Group, Inc.	519,520
50,000	Sanders Morris Harris Group, Inc.	275,000
42,000	SeaBright Insurance Holdings, Inc.*	425,460
21,000	Simmons First National Corp., Class A	561,120
32,000	Southern Community Financial Corp.	86,720
52,300	Southwest Bancorp, Inc.	510,448
98,000	Specialty Underwriters Alliance, Inc.*	621,320
8,999	Stifel Financial Corp.*	432,762
75,600	Sun Bancorp, Inc.*	391,608
46,500	SWS Group, Inc.	649,605
54,000	TierOne Corp.*	111,240
68,000	Unico American Corp.	520,200
99,716	United Community Financial Corp.*	108,690
19,000	United Western Bancorp, Inc.	179,550
29,000	Winthrop Realty Trust	258,970
4,600	Ziegler Cos., Inc. (The)*	78,200

		31,383,098

Health Care — 6.76%
31,000	Air Methods Corp.*	848,160
54,000	Albany Molecular Research, Inc.*	453,060
128,000	Allied Healthcare International, Inc.*	277,760
131,000	Allion Healthcare, Inc.*	779,450
11,000	American Shared Hospital Services*	23,100
46,000	Angiodynamics, Inc.*	610,420
92,000	BioScrip, Inc.*	544,640
57,000	Cantel Medical Corp.*	925,110
67,000	Cardiac Science Corp.*	269,340
26,000	Conmed Corp.*	403,520
46,000	Cross Country Healthcare, Inc.*	316,020
27,970	Hanger Orthopedic Group, Inc.*	380,112
82,000	HealthTronics, Inc.*	164,820
20,313	IntegraMed America, Inc.*	147,473
28,000	Invacare Corp.	494,200
7,100	Kewaunee Scientific Corp.	78,100
30,000	Lannett Co., Inc.*	205,500
31,000	Medcath Corp.*	364,560
19,000	Mediware Information Systems*	116,850
51,000	MedQuist, Inc.	310,080
56,800	National Dentex Corp.*	369,768
41,000	PharMerica Corp.*	804,830
25,000	RehabCare Group, Inc.*	598,250
62,000	Res-Care, Inc.*	886,600

		10,371,723

Industrials — 19.65%
50,839	Aceto Corp.	339,096
24,000	Alamo Group, Inc.	242,400
125,000	Allied Motion Technologies, Inc.*	248,750
44,000	Altra Holdings, Inc.*	329,560
13,000	Amrep Corp.*	143,390
59,000	ATC Technology Corp.*	855,500
34,000	Beacon Roofing Supply, Inc.*	491,640
28,800	Cascade Corp.	453,024
94,000	Celadon Group, Inc.*	788,660
2,800	Chicago Rivet & Machine Co.	32,536
23,400	CIRCOR International, Inc.	552,474
41,000	Commercial Vehicle Group, Inc.*	59,040
40,000	Compx International, Inc.	248,400
39,000	Consolidated Graphics, Inc.*	679,380
37,000	Cornell Cos., Inc.*	599,770
29,000	Ducommun, Inc.	544,910
63,000	Eagle Bulk Shipping, Inc.	295,470
14,700	Eastern Co. (The)	242,550
11,880	Ecology and Environment, Inc., Class A	168,934
48,000	Encore Wire Corp.	1,024,800
62,000	Ennis, Inc.	772,520
20,000	EnPro Industries, Inc.*	360,200
39,000	Espey Manufacturing & Electronics Corp.	598,650
62,000	Excel Maritime Carriers Ltd.	417,260
79,000	Frozen Food Express Industries	251,220
21,000	G&K Services, Inc., Class A	444,150
80,000	Gibraltar Industries, Inc.	549,600
47,000	Griffon Corp.*	391,040
25,750	Hardinge, Inc.	109,437
43,000	Herley Industries, Inc.*	471,710
65,000	ICT Group, Inc.*	567,450
31,000	Insituform Technologies, Inc., Class A*	526,070
43,350	International Shipholding Corp.	1,168,716
19,000	Jinpan International Ltd.	544,160
12,000	Key Technology, Inc.*	118,680
76,000	Kforce, Inc.*	628,520
74,000	KHD Humboldt Wedag International Ltd.*	617,900
55,000	Kimball International, Inc., Class B	343,200
37,000	Ladish Co., Inc.*	479,890
64,000	LECG Corp.*	208,640
38,000	LS Starrett Co., Class A	263,720
51,750	LSI Industries, Inc.	282,037
66,000	Lydall, Inc.*	224,400
58,000	Mair Holdings Escrow Shares(a)(b)	13,920
26,875	Marten Transport Ltd.*	557,925
72,000	Mesa Air Group, Inc.*	7,200
36,117	Met-Pro Corp.	390,786

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
59,000	Miller Industries, Inc.*	$519,200
85,000	Nashua Corp.*	569,500
63,000	NN, Inc.	105,840
18,800	Northwest Pipe Co.*	653,488
106,000	On Assignment, Inc.*	414,460
78,600	PAM Transportation Services, Inc.*	429,942
62,000	Paragon Shipping, Inc., Class A	226,300
43,160	Patrick Industries, Inc.*	63,877
99,000	RCM Technologies, Inc.*	219,780
38,100	Robbins & Myers, Inc.	733,425
55,500	Rush Enterprises, Inc., Class A*	646,575
21,000	School Specialty, Inc.*	424,410
13,800	SL Industries, Inc.*	96,600
78,000	Spherion Corp.*	321,360
32,000	Standex International Corp.	371,200
41,000	Superior Uniform Group, Inc.	297,250
68,115	Supreme Industries, Inc., Class A*	108,984
34,000	Tredegar Corp.	452,880
11,000	Trex Co., Inc.*	147,070
21,000	United Capital Corp.*	384,720
21,000	Universal Forest Products, Inc.	694,890
28,000	USA Truck, Inc.*	378,840
38,000	Vitran Corp., Inc.*	376,200
58,200	Volt Information Sciences, Inc.*	364,914
102,000	WCA Waste Corp.*	385,560
125,000	Willdan Group, Inc.*	243,750
68,000	Willis Lease Finance Corp.*	892,160

		30,172,460

Information Technology — 11.64%
120,000	Acorn Energy, Inc.*	348,000
55,000	Actel Corp.*	590,150
41,000	Agilysys, Inc.	191,880
59,000	Anaren, Inc.*	1,043,120
83,300	Bell Microproducts, Inc.*	95,795
14,000	Black Box Corp.	468,580
77,000	Ciber, Inc.*	238,700
115,000	Comarco, Inc.*	202,400
23,000	Communications Systems, Inc.	225,400
25,582	DG FastChannel, Inc.*	468,151
75,000	Digi International, Inc.*	731,250
77,000	Dynamics Research Corp.*	770,770
85,000	Edgewater Technology, Inc.*	219,300
131,000	EF Johnson Technologies, Inc.*	83,486
46,000	Electro Rent Corp.	436,540
39,000	Electro Scientific Industries, Inc.*	436,020
39,400	ePlus, Inc.*	574,058
64,000	GSI Group, Inc.*	62,720
24,000	GTSI Corp.*	128,880
123,000	InfoGROUP, Inc.*	702,330
32,000	Infospace, Inc.*	212,160
57,000	Insight Enterprises, Inc.*	550,620
24,000	Integral Systems, Inc.*	199,680
110,375	Integrated Silicon Solution, Inc.*	292,494
48,000	Keynote Systems, Inc.*	366,720
21,000	Magal Security Systems Ltd.*	96,600
35,000	Measurement Specialties, Inc.*	246,750
104,000	Methode Electronics, Inc.	730,080
50,000	Newport Corp.*	289,500
60,000	NU Horizons Electronics Corp.*	200,400
48,000	Oplink Communications, Inc.*	547,200
40,000	Opnet Technologies, Inc.	366,400
123,000	Optical Cable Corp.*	370,230
82,000	PC Connection, Inc.*	430,500
90,000	Perceptron, Inc.*	309,600
140,000	Performance Technologies, Inc.*	413,000
37,930	Photronics, Inc.*	153,617
28,000	Retalix Ltd.*	253,960
47,000	Richardson Electronics Ltd.	153,690
29,000	Rudolph Technologies, Inc.*	160,080
76,000	Semitool, Inc.*	351,120
70,000	Sigmatron International, Inc.*	130,900
27,000	SYNNEX Corp.*	674,730
70,560	TechTeam Global, Inc.*	461,462
21,000	Tessco Technologies, Inc.*	226,800
120,000	Ulticom, Inc.	240,000
46,000	Vignette Corp.*	604,900
90,000	WebMediaBrands, Inc.*	49,401
97,000	White Electronic Designs Corp.*	449,110
100,000	WPCS International, Inc.*	325,000

		17,874,234

Materials — 4.92%
70,200	American Pacific Corp.*	447,174
12,000	ASA Ltd.	758,760
37,000	Blue Earth Refineries, Inc.*	32,560
107,000	Buckeye Technologies, Inc.*	480,430
18,000	Friedman Industries	97,740
29,000	Hawkins, Inc.	654,820
50,000	Headwaters, Inc.*	168,000
70,000	Innospec, Inc.	752,500
140,400	North American Palladium Ltd.*	341,172
23,000	Olympic Steel, Inc.	562,810
38,000	Penford Corp.	220,020
110,000	PolyOne Corp.*	298,100
34,000	Schulman (A), Inc.	513,740
30,000	Schweitzer-Mauduit International, Inc.	816,300
45,000	Spartech Corp.	413,550
10,000	Stepan Co.	441,600
16,000	Universal Stainless & Alloy*	260,320
88,610	US Concrete, Inc.*	175,448
3,200	Vulcan International Corp.	112,000

		7,547,044

Telecommunication Services — 0.80%
40,000	D&E Communications, Inc.	409,200

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
41,000	SureWest Communications*	$429,270
30,000	USA Mobility, Inc.	382,800

		1,221,270

Utilities — 3.89%
14,000	American States Water Co.	484,960
9,054	California Water Service Group	333,549
29,000	Central Vermont Public Service Corp.	524,900
17,000	CH Energy Group, Inc.	793,900
15,700	Chesapeake Utilities Corp.	510,721
23,500	Connecticut Water Service, Inc.	509,715
9,000	Delta Natural Gas Co., Inc.	202,680
38,600	Empire District Electric Co. (The)	637,672
18,000	Florida Public Utilities Co.	252,540
4,900	Maine & Maritimes Corp.	170,275
30,400	Middlesex Water Co.	439,280
6,500	RGC Resources, Inc.	165,750
15,800	SJW Corp.	358,660
45,644	Southwest Water Co.	251,955
16,476	Unitil Corp.	339,735

		5,976,292

Total Common Stocks (Cost $224,628,377)		147,788,631

Preferred Stock — 0.55%
3,781	Inverness Medical Innovations, Inc.*	842,785

Total Preferred Stock (Cost $654,525)		842,785

Exchange Traded Funds — 1.97%
57,700	iShares Russell Microcap Index Fund	1,898,330
133,400	PowerShares Zacks Micro Cap Portfolio	1,129,898

Total Exchange Traded Funds (Cost $2,964,614)		3,028,228

Principal Amount
Corporate Bonds — 0.00%
$ 1,947	Trenwick America Corp.*(a)(b)	0
1,579	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds (Cost $0)		0

Shares
Investment Company — 0.98%
1,495,951	Wells Fargo Prime Investment Money Market Fund	1,495,951

Total Investment Company (Cost $1,495,951)		1,495,951

Total Investments (Cost $229,743,467)(c) — 99.77%		153,155,595
Other assets in excess of liabilities — 0.23%		355,016

NET ASSETS — 100.00%		$153,510,611

*	Non-income producing security.

(a)	Security delisted or issuer in bankruptcy.

(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.

(c)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.14%
California — 0.62%
$355,000	Los Angeles Community Redevelopment Agency Tax Allocation, Series B, OID, 5.90%, 9/1/35, (Credit Support: RADIAN), Callable 9/1/15 @ 100	$238,297

Illinois — 1.02%
425,000	Bensenville GO, Series E, 4.65%, 12/1/11, Callable 7/31/09 @ 100	395,008

Michigan — 0.28%
160,000	Township of Buena Vista GO, 8.00%, 4/1/32, Callable 4/1/18 @ 100	109,848

Nebraska — 1.22%
320,000	Saunders County School District No. 107 GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	291,770
200,000	Saunders County School District No. 72 GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	177,176

		468,946

Total Municipal Bonds (Cost $1,449,920)		1,212,099

Asset Backed Securities — 3.71%
Banking & Financial Services — 3.71%
367,000	Asset Backed Securities Corp. Home Equity Series 2004-HE8, Class M1 1.01%, 12/25/34, Callable 2/25/10 @ 100(a)	197,273
91,684	Bayview Financial Acquisition Trust Series 2005-D, Class AF2 5.40%, 12/28/35(a)	83,147
315,282	Countrywide Asset-Backed Certificates, Series 2007-A1, Class 2A1, 0.60%, 5/25/47, Callable 9/25/27 @ 100(a)(b)	137,234
167,474	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, 0.54%, 4/15/30(a)	66,569
106,597	Countrywide Home Equity Loan Trust, Series 2004-E, Class 2A, 0.58%, 6/15/29(a)	32,101
174,777	Countrywide Home Equity Loan Trust, Series 2004-F, Class 2A, 0.58%, 5/15/34(a)	70,150
86,442	Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.61%, 2/15/34, Callable 11/15/09 @ 100(a)	29,725
27,312	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, 0.62%, 2/15/34(a)	10,236
39,677	Countrywide Home Equity Loan Trust, Series 2004-T, Class 2A, 0.56%, 1/15/30(a)	15,112
513,188	Countrywide Home Equity Loan Trust, Series 2005-D, Class 2A 0.51%, 11/15/35(a)	293,137
11,212	First Horizon Asset Back Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	10,964
230,000	GSAA Home Equity Trust, Series 2004-10, Class AF3 4.88%, 8/25/34(a)	183,484
121,491	Master Asset Backed Securities Trust Series 2006-WMC1, Class A2 0.42%, 2/25/36(a)	118,487
1,418	New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 (STEP), 7.20%, 10/25/28, Callable 7/25/09 @ 100	1,414
210,432	Structured Asset Securities Corp., Series 2007-RM1, Class A1, 0.59%, 5/25/47(a)(c)	98,870
150,578	WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A1, 0.42%, 4/25/37(a)	83,518

Total Asset Backed Securities (Cost $1,771,634)		1,431,421

Collateralized Mortgage Obligations — 10.35%
Banking & Financial Services — 10.35%
3,598	ABN AMRO Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/33, Callable 10/25/17 @ 100	3,375
155,210	Banc of America Funding Corp., Series 2007-4, Class SB2, 5.42%, 11/25/34, Callable 9/25/27 @ 100(a)	54,566
133,834	Banc of America Funding Corp., Series 2007-4, Class SB3, 5.42%, 11/25/34, Callable 9/25/27 @ 100(a)	38,012
6,335	Banc of America Mortgage Securities, Inc., Series 2004-D, Class B1, 3.90%, 5/25/34, Callable 2/25/12 @ 100(a)	2,580
397,023	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.43%, 2/25/36, Callable 2/25/20 @ 100(a)	265,591
372,841	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 3A2, 4.96%, 2/25/34, Callable 3/25/13 @ 100(a)	343,655
65,949	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.67%, 8/25/35, Callable 6/25/17 @ 100(a)	48,677

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$355,152	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1 7.00%, 8/25/34, Callable 11/25/12 @ 100	$261,037
308,717	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A1, 5.50%, 1/25/36	263,144
794,126	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5 (STEP), 4.97%, 7/25/35, Callable 8/25/20 @ 100	720,465
279,338	Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1, 6.75%, 8/25/37, Callable 9/25/30 @ 100	163,412
111,941	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 2/25/17 @ 100	105,336
274,637	First Horizon Asset Securities, Inc., Series 2004-AR1, Class B2, 4.38%, 2/25/34, Callable 7/25/13 @ 100(a)	197,473
190,123	JPMorgan Mortgage Trust, Series 2004-A4, Class 2A2, 4.62%, 9/25/34, Callable 4/25/14 @ 100(a)	170,554
476,112	Master Alternative Loans Trust, Series 2005-2, Class 3A1 6.00%, 3/25/35, Callable 5/25/24 @ 100	387,755
411	Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.43%, 2/25/34, Callable 5/25/33 @ 100(a)	275
397,878	Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.00%, 10/25/37, Callable 7/25/35 @ 100	227,552
125,812	Residential Accredit Loans, Inc., Series 2004-QS4, Class A1 4.35%, 3/25/34	112,208
199,480	Sequoia Mortgage Trust, Series 2003-4, Class 2B4, 1.63%, 7/20/33, Callable 4/20/15 @ 100(a)	49,578
27,025	Structured Asset Securities Corp., Series 2002-11A, Class 2A1, 3.94%, 6/25/32, Callable 7/25/09 @ 100(a)	19,969
122,661	Vendee Mortgage Trust, Series 1992-1, Class 2Z, 7.75%, 5/15/22, Callable 9/15/18 @ 100	134,123
238,933	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class B2, 4.22%, 1/25/35, Callable 12/25/18 @ 100(a)	134,297
872	WaMu Mortgage Pass-Through Certificates, Series 2004-AR7, Class B1, 3.27%, 7/25/34, Callable 1/25/17 @ 100(a)	528
366,247	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	273,878
11,339	Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class B1, 4.21%, 9/25/34, Callable 10/25/13 @ 100(a)	3,479
109,774	Wells Fargo Mortgage Backed Securities Trust, Series 2006-20, Class B4, 5.50%, 12/25/21, Callable 7/25/12 @ 100	8,524

Total Collateralized Mortgage Obligations (Cost $5,240,524)		3,990,043

Corporate Bonds — 17.30%
Aerospace & Defense — 0.35%
145,000	L-3 Communications Corp., 6.13%, 7/15/13, Callable 7/31/09 @ 103	136,662

Apparel — 0.40%
156,000	Phillips-Van Heusen, 7.25%, 2/15/11, Callable 7/31/09 @ 102	153,660

Banks — 3.09%
213,000	Barclays Bank PLC, 6.28%, 12/15/34, Callable 12/15/34 @ 100(a)	125,670
200,000	BB&T Capital Trust IV, 6.82%, 6/12/57, Callable 6/12/37 @ 100(a)	143,047
171,000	CBA Capital Trust I, 5.81%, 6/30/15, Callable 6/30/15 @ 100(c)	136,764
164,000	Chase Capital II, 1.53%, 2/1/27, Callable 7/31/09 @ 100(a)	91,843
136,000	Chase Capital III, 1.22%, 3/1/27, Callable 7/31/09 @ 100(a)	77,458
382,000	Nationsbank Capital Trust III, 1.68%, 1/15/27, Callable 7/31/09 @ 100(a)	202,626
188,000	Rabobank Nederland 11.00%, 6/30/19, Callable 6/30/19 @ 100(a)(c)	209,150
374,000	Wachovia Capital Trust II 1.63%, 1/15/27, Callable 7/31/09 @ 100(a)	202,829

		1,189,387

Building Materials — 0.26%
110,000	Texas Industries, Inc., 7.25%, 7/15/13, Callable 7/31/09 @ 104	98,725

Chemicals — 0.78%
148,000	Methanex Corp. 8.75%, 8/15/12	138,277
160,000	Mosaic Co. (The) 7.63%, 12/1/16, Callable 12/1/11 @ 104(c)	162,200

		300,477

Coal — 0.27%
114,000	Arch Western Finance LLC 6.75%, 7/1/13, Callable 7/31/09 @ 103	104,025

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Commercial Services — 0.17%
$ 72,000	Service Corp. International 6.75%, 4/1/15	$65,160

Diversified Financial Services — 2.04%
286,000	Citigroup Capital XXI 8.30%, 12/21/37, Callable 12/21/37 @ 100(a)	223,030
475,000	Fort Knox Military Housing Privatization Project 0.66%, 2/15/49, (Credit Support: AMBAC), Callable 7/31/09 @ 100(a)(b)	241,856
112,000	Morgan Stanley, 1.45%, 1/9/14(a)	100,552
20,650	Pemex Finance Ltd., 9.69%, 8/15/09, (Credit Support: MBIA)	20,773
250,000	Travelers Cos., Inc. (The) 6.25%, 3/15/37, Callable 3/15/17 @ 100(a)	201,491

		787,702

Electric — 1.41%
242,000	Energy East Corp., 6.75%, 7/15/36	238,652
154,000	Potomac Electric Power Co., 6.50%, 11/15/37	160,900
203,000	Puget Sound Energy, Inc., 6.97%, 6/1/49, Callable 6/1/17 @ 100(a)	144,130

		543,682

Engineering & Construction — 0.38%
176,000	Dycom Industries, Inc., 8.13%, 10/15/15, Callable 10/15/10 @ 104	147,840

Government - Other — 0.20%
82,085	New Valley Generation III, 4.69%, 1/15/22	77,005

Insurance — 2.99%
300,000	Americo Life, Inc., 7.88%, 5/1/13(c)	196,500
375,000	ING Capital Funding Trust III, 8.44%, 12/31/10, Callable 12/31/10 @ 100(a)	236,250
225,000	MetLife, Inc., 6.40%, 12/15/36, Callable 12/15/31 @ 100	160,875
247,000	Navigators Group, Inc., 7.00%, 5/1/16	192,045
255,000	NLV Financial Corp., 7.50%, 8/15/33(c)	191,772
197,000	Willis North America, Inc., 6.20%, 3/28/17	174,460

		1,151,902

Iron/Steel — 0.68%
199,000	Nucor Corp. 5.75%, 12/1/17	206,775
60,000	Steel Dynamics, Inc., 7.38%, 11/1/12	56,550

		263,325

Office Furnishings — 0.51%
198,000	Steelcase, Inc., 6.50%, 8/15/11	198,224

Oil & Gas — 0.52%
195,000	StatoilHydro ASA 5.25%, 4/15/19	200,679

Pharmaceuticals — 0.32%
131,000	NBTY, Inc., 7.13%, 10/1/15, Callable 10/1/10 @ 104	122,485

Pipelines — 1.22%
198,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	187,954
130,000	Sonat, Inc., 7.63%, 7/15/11	127,378
150,000	Trans-Canada Pipelines Ltd., 6.20%, 10/15/37	153,568

		468,900

REITS — 0.31%
126,000	Duke Realty LP, 5.63%, 8/15/11	120,620

Software — 0.54%
202,000	Fiserv, Inc., 6.13%, 11/20/12	209,675

Transportation — 0.27%
125,000	Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 105	102,500

Utilities — 0.59%
215,000	Alabama Power Co. 6.00%, 3/1/39	226,933

Total Corporate Bonds (Cost $8,307,084)		6,669,568

Preferred Term Securities — 0.00%
125,000	Preferred Term Securities XIV, Inc., 0.76%, 6/24/34(b)(d)	12
150,000	Preferred Term Securities XIX, Inc., 0.57%, 12/22/35(b)(d)	15
125,000	Preferred Term Securities XVI, Inc., 0.40%, 3/23/35(b)(d)	12
175,000	Preferred Term Securities XVIII, Inc., 0.63%, 6/24/34(b)(d)	18
150,000	Preferred Term Securities XXIV, Inc., 0.02%, 9/25/35(b)(d)	15
250,000	Preferred Term Securities XXV, Inc., 0.03%, 6/22/37(b)(d)	25
150,000	Preferred Term Securities XXVI, Inc., 0.03%, 9/22/37(b)(d)	15

Total Preferred Term Securities (Cost $996,193)		112

U.S. Government Agency Backed Mortgages — 27.33%
Fannie Mae — 18.92%
8,005	Pool #124425, 9.25%, 10/1/20	8,729
589,729	Pool #254764, 5.50%, 6/1/23	613,807
382	Pool #519217, 7.00%, 2/1/30	419
237	Pool #529175, 7.00%, 2/1/30	261
16,230	Pool #626582, 5.50%, 3/1/17	17,152
86,360	Pool #635169, 5.00%, 8/1/17	90,456
32,800	Pool #644943, 5.50%, 5/1/17	34,663
273,192	Pool #740447, 4.50%, 9/1/18	280,761
782,782	Pool #796610, 5.50%, 10/1/34	811,761

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 22	Pool #898684, 6.50%, 2/1/37	$24
1,875	Pool #907600, 6.50%, 12/1/36	2,000
244,409	Pool #913327, 6.50%, 4/1/22	259,032
2,117,281	Pool #935222, 5.00%, 5/1/39	2,158,882
5,439	Pool #936193, 6.50%, 5/1/37	5,801
250,517	Pool #960143, 6.00%, 11/1/37	262,187
322,401	Pool #991101, 5.00%, 12/1/38	328,768
1,347,659	Pool #AA3409, 5.00%, 3/1/39	1,374,273
6,235	Series 1988-16, Class B, 9.50%, 6/25/18	7,006
120,777	Series 2002-W11, Class AF5 (STEP), 5.48%, 11/25/32, Callable 7/25/09 @ 100	120,951
505,000	Series 2004-32, Class AY, 4.00%, 5/25/19	494,582
405,000	Series 2005-W2, Class A8, 5.41%, 5/25/35, Callable 6/25/20 @ 100	422,231

		7,293,746

Freddie Mac — 4.64%
8,945	Pool #170170, 9.00%, 6/1/16	9,840
6,907	Pool #306588, 8.00%, 10/1/18	7,450
36,233	Pool #C00921, 7.50%, 2/1/30	39,250
1,585,793	Pool #G03954 5.50%, 2/1/38	1,639,298
7,298	Pool #G10625, 8.00%, 1/1/12	7,730
81,724	Series 2178-PB, 7.00%, 8/15/29, Callable 7/15/12 @ 100	87,988

		1,791,556

Ginnie Mae — 3.77%
28,543	Pool #003132, 6.00%, 9/20/31	29,799
74,888	Pool #003296, 6.00%, 10/20/32	78,106
710	Pool #152589, 9.50%, 4/15/16	778
6,391	Pool #269020, 9.50%, 1/15/19	7,013
7,979	Pool #342206, 6.50%, 12/15/23	8,480
5,578	Pool #361064, 6.50%, 8/15/23	5,928
5,832	Pool #363767, 6.50%, 11/15/23	6,198
21,163	Pool #376510, 7.00%, 5/15/24	23,013
176,304	Pool #380866, 7.00%, 3/15/24	191,712
6,539	Pool #398964, 7.50%, 11/15/11	6,921
1,109	Pool #433258, 7.50%, 10/15/11	1,174
4,431	Pool #433263, 7.50%, 10/15/11	4,690
7,593	Pool #441009, 8.00%, 11/15/26	8,376
212,641	Pool #442164, 8.00%, 12/15/26	234,557
2,164	Pool #485682, 6.50%, 8/15/31	2,332
1,552	Pool #549180, 6.00%, 5/15/31	1,632
33,451	Pool #552381, 6.00%, 2/15/32	35,159
31,589	Pool #558945, 6.00%, 4/15/33	33,182
8,263	Pool #565982, 7.00%, 7/15/32	8,969
4,118	Pool #568184, 6.50%, 11/15/31	4,436
44,952	Pool #578345, 6.00%, 8/15/32	47,247
32,713	Pool #584369, 7.00%, 4/15/32	35,509
65,434	Pool #584486, 6.00%, 6/15/32	68,775
21,247	Pool #591571, 7.50%, 7/15/32	23,156
6,119	Pool #591581, 7.00%, 8/15/32	6,642
120,725	Pool #592154, 5.00%, 8/15/33	123,875
147,220	Pool #597857, 5.00%, 8/15/33	151,061
9,137	Pool #598131, 6.00%, 3/15/33	9,598
257	Pool #780332, 8.00%, 11/15/09	259
128,322	Pool #781124, 7.00%, 12/15/29	140,061
147,768	Pool #781547, 6.00%, 1/15/33	154,199

		1,452,837

Total U.S. Government Agency Backed Mortgages (Cost $10,318,688)		10,538,139

U.S. Government Agency Obligations — 10.62%
Fannie Mae — 2.55%
935,000	3.88%, 7/12/13	984,200

Freddie Mac — 8.07%
110,000	5.00%, 7/15/14	120,547
3,000,000	1.75%, 6/15/12	2,989,092

		3,109,639

Total U.S. Government Agency Obligations (Cost $4,056,161)		4,093,839

U.S. Treasury Obligations — 22.38%
U.S. Treasury Notes — 22.38%
3,000,000	2.75%, 2/15/19	2,809,680
1,000,000	1.75%, 3/31/14	967,188
5,000,000	1.88%, 4/30/14	4,851,950

Total U.S. Treasury Obligations (Cost $8,854,087)		8,628,818

Shares
Investment Company — 13.13%
5,063,526	Wells Fargo Prime Investment Money Market Fund	5,063,526

Total Investment Company (Cost $5,063,526)		5,063,526

Total Investments (Cost $46,057,817)(e) — 107.96%		41,627,565
Liabilities in excess of other assets — (7.96)%		(3,069,824)

NET ASSETS — 100.00%		$38,557,741

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2009 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Port folio Investments is the rate in effect on June 30, 2009.

(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $379,202 or 0.98% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	06/30/2009 Carrying Value Per Unit
$315,282	Countrywide Asset-Backed Certificates Series 2007-A1 Class 2A1	7/18/2007	$308,350	$0.4353
475,000	Fort Knox Military Housing Privatization Project	1/29/2007	475,000	0.5092
125,000	Preferred Term Securities XIV, Inc.	6/7/2007	95,950	0.0001
125,000	Preferred Term Securities XVI, Inc.	4/13/2007	109,695	0.0001
175,000	Preferred Term Securities XVIII, Inc.	5/14/2007	134,499	0.0001
150,000	Preferred Term Securities XXIV, Inc.	5/16/2007	142,740	0.0001
150,000	Preferred Term Securities XIX, Inc.	5/11/2007	121,868	0.0001
250,000	Preferred Term Securities XXV, Inc.	3/16/2007	246,955	0.0001
150,000	Preferred Term Securities XXVI, Inc.	6/15/2007	144,486	0.0001

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(d)	Fair valued security under procedures established by the Fund’s Board of Trustees.

(e)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

GO – General Obligation

MBIA – Insured by MBIA

OID – Original Issue Discount

RADIAN – RADIAN Group, Inc.

REIT – Real Estate Investment Trust

STEP – Step Coupon Bond

See notes to schedules of portfolio investments.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 1.06%
Asset Backed Auto Receivables — 1.06%
$ 31,000,000	BMW Vehicle Lease Trust, Series 2009-1, Class A1, 0.79%, 6/15/10	$31,000,000
23,690,440	Honda Auto Receivables Owner Trust, Series 2009-2, Class A1, 1.32%, 5/17/10	23,690,440
23,000,000	Nissan Auto Lease Trust, Series 2009-A, Class A1, 1.04%, 6/15/10	23,000,000
27,666,859	Nissan Auto Receivables Owner Trust, Series 2009-A , Class A1, 1.76%, 4/15/10(a)	27,666,859
22,582,018	Volkswagen Auto Lease Trust, Series 2009-A, Class A1, 1.45%, 5/17/10	22,582,018
15,282,654	World Omni Auto Receivables Trust, Series 2009-A, Class A1, 1.62%, 4/15/10	15,282,654

Total Asset Backed Securities (Cost $143,221,971)		143,221,971

Commercial Paper — 32.36%
Agriculture — 1.54%
50,000,000	Cargill, Inc., 0.20%, 7/1/09(b)(c)	50,000,000
38,385,000	Cargill, Inc., 0.20%, 7/10/09(b)(c)	38,383,081
19,200,000	Cargill, Inc., 0.20%, 7/17/09(b)(c)	19,198,293
50,000,000	Cargill, Inc., 0.20%, 7/24/09(b)(c)	49,993,611
50,000,000	Cargill, Inc., 0.22%, 7/8/09(b)(c)	49,997,861

		207,572,846

Banks - Australia & New Zealand — 3.15%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.33%, 9/22/09(b)(c)	49,961,958
50,000,000	Australia & New Zealand Banking Group Ltd., 0.56%, 11/13/09(b)(c)	49,895,000
50,000,000	Australia & New Zealand Banking Group Ltd., 0.81%, 7/6/09(b)(c)	49,994,375
50,000,000	Westpac Banking Corp., 0.62%, 8/6/09(b)(c)	49,969,000
125,000,000	Westpac Banking Corp., 0.62%, 8/17/09(b)(c)	124,898,820
100,000,000	Westpac Banking Corp., 0.70%, 7/6/09(b)(c)	99,990,278

		424,709,431

Banks - Canada — 0.18%
24,850,000	Bank of Nova Scotia, 0.53%, 7/7/09(c)	24,847,805

Banks - Domestic — 1.61%
42,000,000	John Deere Bank, 0.25%, 7/16/09(b)(c)	41,995,625
175,000,000	US Bank NA, 0.25%, 7/7/09(c)	174,992,708

		216,988,333

Banks - Foreign — 1.86%
50,000,000	Nordea North America, Inc., 0.21%, 7/15/09(c)	49,995,917
200,000,000	Nordea North America, Inc., 0.29%, 9/29/09(c)	199,855,000

		249,850,917

Chemicals — 1.85%
150,000,000	BASF SE, 0.46%, 7/2/09(b)(c)	149,998,083
100,000,000	BASF SE, 1.27%, 1/8/10(b)(c)	99,336,806

		249,334,889

Consumer Staples — 1.37%
42,450,000	The Coca Cola Co., 0.76%, 5/28/10(b)(c)	42,157,272
92,000,000	The Coca-Cola Co., 0.50%, 10/16/09(b)(c)	91,863,278
50,000,000	Nestle Capital Corp., 0.72%, 10/5/09(b)(c)	49,904,000

		183,924,550

Finance - Diversified Domestic — 5.66%
23,000,000	American Honda Finance Corp., 0.23%, 7/10/09(c)	22,998,677
65,000,000	American Honda Finance Corp., 0.83%, 7/9/09(c)	64,988,011
75,000,000	CBA Delaware Finance, Inc., 0.32%, 8/26/09(c)	74,962,667
100,000,000	CBA Delaware Finance, Inc., 0.49%, 7/20/09(c)	99,974,139
50,000,000	CBA Delaware Finance, Inc., 0.62%, 11/2/09(c)	49,893,222
50,000,000	KFW, 0.20%, 7/6/09(b)(c)	49,998,611
50,000,000	National Rural Utilities, 0.23%, 7/24/09(c)	49,992,653
50,000,000	National Rural Utilities, 0.23%, 7/27/09(c)	49,991,694
50,000,000	Reckitt Benckiser, 0.25%, 7/6/09(b)(c)	49,998,264
50,000,000	Reckitt Benckiser, 0.45%, 7/27/09(b)(c)	49,983,750
50,000,000	Reckitt Benckiser, 0.50%, 9/2/09(b)(c)	49,956,250
50,000,000	Reckitt Benckiser, 0.60%, 8/19/09(b)(c)	49,959,167
100,000,000	Toyota Motor Credit Corp., 0.25%, 7/2/09(c)	99,999,306

		762,696,411

Finance - Diversified Foreign — 1.48%
100,000,000	Abbey National PLC, 0.20%, 7/1/09(c)	100,000,000
50,000,000	Abbey National PLC, 0.21%, 7/27/09(c)	49,992,417
50,000,000	Abbey National PLC, 0.23%, 7/13/09(c)	49,996,166

		199,988,583

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Health Care — 2.22%
$100,000,000	Dean Health Systems, Inc., 0.40%, 7/9/09(c)	$99,991,111
35,000,000	Eli Lilly & Co., 0.50%, 7/15/09(b)(c)	34,993,194
35,000,000	Eli Lilly & Co., 0.65%, 10/6/09(b)(c)	34,938,701
100,000,000	Pfizer, Inc., 0.55%, 2/8/10(b)(c)	99,660,834
29,869,000	Society of New York Hospital Fund, 1.00%, 7/14/09(c)	29,858,214

		299,442,054

Information Technology — 0.56%
75,000,000	Hewlett-Packard Co., 0.18%, 7/1/09(b)(c)	75,000,000

Insurance — 1.26%
35,000,000	Netjets, Inc., 0.18%, 7/7/09(b)(c)	34,998,950
22,026,000	New York Life Capital Corp., 0.30%, 7/15/09(b)(c)	22,023,430
25,009,000	New York Life Capital Corp., 0.30%, 7/16/09(b)(c)	25,005,874
50,000,000	New York Life Capital Corp., 0.30%, 7/20/09(b)(c)	49,992,083
37,000,000	New York Life Capital Corp., 0.32%, 8/3/09(b)(c)	36,989,147

		169,009,484

Machinery-Diversified — 0.74%
100,000,000	Caterpillar, Inc., 0.35%, 7/20/09(b)(c)	99,981,528

Manufacturing — 0.42%
26,000,000	Honeywell International, 0.28%, 7/1/09(b)(c)	26,000,000
30,000,000	Medtronic, Inc., 0.18%, 7/24/09(b)(c)	29,996,550

		55,996,550

Oil & Gas — 2.22%
100,000,000	ChevronTexaco Corp., 0.22%, 7/20/09(c)	99,988,389
75,000,000	ConocoPhillips, 0.24%, 7/1/09(b)(c)	75,000,000
62,500,000	TransCanada Keystone Pipeline LP, 0.40%, 7/13/09(b)(c)	62,491,667
62,000,000	TransCanada Keystone Pipeline LP, 0.40%, 7/14/09(b)(c)	61,991,044

		299,471,100

Utilities — 6.24%
100,000,000	E.On AG, 0.67%, 9/14/09(b)(c)	99,860,417
25,000,000	E.On AG, 0.68%, 9/18/09(b)(c)	24,962,694
150,000,000	E.On AG, 0.70%, 9/8/09(b)(c)	149,798,750
109,000,000	Electricite de France, 0.20%, 7/30/09(b)(c)	108,982,439
25,000,000	Florida Power and Light Capital Co., 0.22%, 7/20/09(c)	24,997,097
20,000,000	Florida Power and Light Capital Co., 0.23%, 7/14/09(b)(c)	19,998,339
50,000,000	Florida Power and Light Capital Co., 0.25%, 7/20/09(b)(c)	49,993,403
75,000,000	GDF Suez, 0.31%, 8/17/09(b)(c)	74,969,646
100,000,000	GDF Suez, 0.31%, 8/20/09(b)(c)	99,956,945
75,000,000	GDF Suez, 0.32%, 9/21/09(b)(c)	74,945,333
38,500,000	Southern Co., 0.20%, 7/10/09(b)(c)	38,498,075
30,000,000	Southern Co., 0.20%, 7/13/09(b)(c)	29,998,000
25,000,000	Southern Co., 0.23%, 8/3/09(b)(c)	24,994,729
18,265,000	Southern Co., 0.25%, 7/29/09(b)(c)	18,261,448

		840,217,315

Total Commercial Paper (Cost $4,359,031,796)		4,359,031,796

Certificates of Deposit — 6.12%
Banks - Canada — 1.11%
50,000,000	Bank of Montreal, 0.28%, 7/20/09	50,000,000
100,000,000	Bank of Montreal, 0.31%, 9/4/09	100,000,000

		150,000,000

Banks - Domestic — 3.63%
274,000,000	Branch Banking & Trust Co., 0.02%, 7/1/09	274,000,000
115,000,000	Citibank NA, 0.01%, 7/1/09	115,000,000
100,000,000	US Bank NA, 0.82%, 6/8/10	100,000,000

		489,000,000

Banks - Foreign — 0.93%
125,000,000	Rabobank NY, 0.55%, 11/13/09	125,000,000

Banks - United Kingdom — 0.45%
60,000,000	Bank of Scotland PLC, 1.22%, 8/6/09(a)(d)	60,019,680

Total Certificates of Deposit (Cost $824,000,000)		824,019,680

Corporate Bonds — 20.55%
Banks - Australia & New Zealand — 1.49%
63,750,000	Australia & New Zealand National (International) Ltd., 0.89%, 10/9/09(a)(b)	63,750,000
42,500,000	Commonwealth Bank of Australia, 0.82%, 10/2/09(a)(b)	42,500,000
19,523,000	Commonwealth Bank of Australia, 1.35%, 7/16/09(a)(b)	19,521,805
75,000,000	National Australia Bank Ltd., 0.86%, 10/6/09(a)(b)	74,998,147

		200,769,952

Banks - Canada — 0.37%
50,000,000	Bank of Nova Scotia, 1.42%, 8/10/09(a)(b)	50,000,000

Banks - Domestic — 3.19%
73,000,000	Bank of America NA, 0.82%, 11/3/09(a)	73,000,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 56,000,000	PNC Bank NA, 1.42%, 8/5/09(a)	$55,902,223
20,000,000	US Bancorp., 0.36%, 5/28/10(a)	19,966,802
41,300,000	Wachovia Bank NA, 0.72%, 5/25/10(a)	40,512,161
38,870,000	Wachovia Bank NA, 1.81%, 5/14/10(a)	38,428,685
77,269,000	Wachovia Corp., 0.82%, 6/1/10(a)	76,444,097
50,000,000	Wells Fargo & Co., 0.47%, 7/15/09(a)(b)	50,000,000
7,100,000	Wells Fargo & Co., 0.67%, 3/23/10(a)	7,043,254
33,200,000	Wells Fargo & Co., 1.50%, 1/29/10(a)	33,069,955
35,000,000	Wells Fargo Bank, 4.13%, 12/15/09	35,239,652

		429,606,829

Banks - Foreign — 1.00%
85,000,000	Deutsche Bank AG (New York), 0.83%, 11/4/09(a)(b)	85,000,000
50,000,000	ING Bank NV, 0.87%, 7/24/09(a)(b)	50,000,000

		135,000,000

Consumer Discretionary — 0.80%
55,750,000	NGSP, Inc., 0.70%, 6/1/46(a)	55,750,000
50,000,000	Wal-Mart Stores, Inc., 5.75%, 6/1/10	52,125,229

		107,875,229

Consumer Staples — 1.16%
50,000,000	Procter & Gamble International Funding SCA, 1.02%, 5/7/10(a)	50,000,000
106,000,000	Procter & Gamble International Funding SCA, 1.22%, 2/8/10(a)	106,000,000

		156,000,000

Finance - Diversified Domestic — 6.15%
14,642,000	American Honda Finance Corp., 1.27%, 7/14/09(a)(b)	14,638,187
100,000,000	American Honda Finance Corp., 2.11%, 12/18/09(a)(b)	100,000,000
62,740,000	Bear Stearns Cos. (The) LLC, 0.97%, 5/18/10(a)	62,579,345
8,480,000	Bear Stearns Cos. (The) LLC, 0.75%, 2/23/10(a)	8,458,404
16,166,000	Bear Stearns Cos. (The) LLC, 4.55%, 6/23/10	16,667,029
87,000,000	General Electric Capital Corp, 0.36%, 10/9/09(a)	86,999,258
60,000,000	General Electric Capital Corp., 0.67%, 3/12/10(a)	58,979,690
100,000,000	General Electric Capital Corp., 0.77%, 8/31/09(a)	99,563,768
60,225,000	JPMorgan Chase & Co., 0.37%, 5/7/10(a)	59,726,425
31,079,000	JPMorgan Chase & Co., 1.03%, 5/7/10(a)	30,905,259
50,000,000	JPMorgan Chase & Co., 1.14%, 3/10/10(a)	49,898,068
20,300,000	JPMorgan Chase & Co., 1.18%, 11/19/09(a)	20,250,256
20,776,000	JPMorgan Chase & Co., 1.39%, 7/16/09(a)	20,770,508
29,646,000	JPMorgan Chase & Co., 1.60%, 1/22/10(a)	29,661,145
35,000,000	Mortgage Bankers Association of America, 0.74%, 5/1/38(a)	35,000,000
100,000,000	Toyota Motor Credit Corp., 1.61%, 12/23/09(a)	100,000,000
35,000,000	Twins Ballpark LLC, 2.75%, 10/1/34, (Credit Support: Assured Guaranty, JP Morgan)(a)(b)	35,000,000

		829,097,342

Finance - Diversified Foreign — 0.39%
52,500,000	BP Capital Markets PLC, 1.43%, 10/9/09(a)	52,500,000

Health Care — 1.02%
36,440,000	GlaxoSmithKline Capital, Inc., 1.55%, 5/13/10(a)	36,695,684
100,000,000	Roche Holdings, Inc., 1.66%, 2/25/10(a)(b)	100,000,000

		136,695,684

Industrials — 1.02%
5,000,000	3M Co., 5.13%, 11/6/09	5,078,122
100,000,000	3M Co., 7.14%, 12/14/09(b)	101,968,480
30,000,000	Praxair, Inc., 0.75%, 5/26/10(a)	30,000,000

		137,046,602

Insurance — 3.41%
40,000,000	AARP, 0.70%, 5/1/31(a)	40,000,000
200,000,000	Metropolitan Life Global Funding , Series I, 1.73%, 4/14/11(a)(b)	200,000,000
50,000,000	Metropolitan Life Global Funding I, 1.42%, 8/7/09(a)(b)	50,000,000
50,000,000	Pacific Life Global Funding, 1.23%, 9/9/09(a)(b)	50,000,000
63,000,000	Pricoa Global Funding I, 1.21%, 9/11/09(a)(b)	63,000,000
56,000,000	Principal Life Income Funding Trusts, 1.40%, 10/9/09(a)	55,997,720

		458,997,720

Manufacturing — 0.03%
4,165,000	Habasit Holding America, Inc., 0.70%, 3/1/16(a)	4,165,000

Oil & Gas — 0.25%
30,990,000	ConocoPhillips, 8.75%, 5/25/10	33,164,381

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Telecommunication Services — 0.23%
$30,835,000	BellSouth Corp., 4.20%, 9/15/09	$31,063,699

Utilities — 0.04%
6,000,000	Alabama Power Co., 0.85%, 8/25/09(a)	6,003,219

Total Corporate Bonds (Cost $2,767,985,657)		2,767,985,657

Municipal Bonds — 6.23%
Arizona — 0.07%
10,000,000	Yuma Industrial Development Authority Refunding Revenue, 0.23%, 8/1/43, (LOC: JP Morgan Chase Bank)(a)	10,000,000

California — 1.06%
20,000,000	City of Oakland GO, Series B, 3.75%, 7/17/09	20,002,911
25,000,000	City of Riverside Refunding Revenue, Series A, 1.50%, 6/1/10	25,000,000
30,293,000	County of San Bernardino Refunding Program COP, Series B, 0.70%, 3/1/17, (LOC: Bank of America NA)(a)	30,293,000
22,975,000	Los Angeles Unified School District Revenue, Series R-10392, 0.35%, 7/1/30, (Credit Support: FSA), Callable 7/1/16 @ 100(a)(b)	22,975,000
44,240,000	The Olympic Club Refunding Revenue, 0.70%, 9/30/32, (LOC: Bank of America NA)(a)	44,240,000

		142,510,911

Georgia — 0.30%
41,160,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.45%, 6/1/28, (LOC: Wachovia Bank NA)(a)	41,160,000

Iowa — 0.24%
31,990,000	Iowa Finance Authority Revenue, Series A3, 0.31%, 2/15/35, (Credit Support: Assured GTY)(a)	31,990,000

Massachusetts — 0.42%
56,200,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.25%, 10/1/34, (LOC: Bank of America NA)(a)	56,200,000

New Jersey — 0.54%
44,725,000	Newark GO, 3.25%, 1/20/10	44,968,112
28,000,000	Newark School Promotion GO, Series D, 3.25%, 1/20/10	28,152,200

		73,120,312

New York — 1.39%
24,725,000	Nassau County GO, Series B, 0.19%, 12/1/24, (LOC: Bank of America NA)(a)	24,725,000
35,835,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.37%, 4/15/36, (Credit Support: Fannie Mae)(a)	35,835,000
22,150,000	New York City Housing Development Corp. Revenue, The Plaza Series A, 0.30%, 7/1/39, (LOC: Citibank NA)(a)	22,150,000
78,500,000	New York State Housing Finance Agency Revenue, 320 West 38 Project, Series B, 0.42%, 5/1/42, (LOC: Wachovia Bank NA)(a)	78,500,000
26,500,000	New York State Housing Finance Agency Revenue, West 37th Street Project, Series B, 0.62%, 5/1/42, (LOC: Wachovia Bank NA)(a)	26,500,000

		187,710,000

North Carolina — 0.20%
26,665,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.75%, 6/1/18(a)	26,665,000

Pennsylvania — 0.34%
26,900,000	Blair County Industrial Development Authority Revenue, 0.74%, 10/1/28, (LOC: PNC Bank NA)(a)	26,900,000
19,500,000	City of Philadelphia Refunding Revenue, Series C, 0.40%, 6/15/25, (LOC: TD Bank NA)(a)	19,500,000

		46,400,000

Rhode Island — 0.17%
22,330,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, Series A, 0.32%, 8/15/34, (LOC: Bank of America NA)(a)	22,330,000

South Dakota — 0.31%
3,400,000	South Dakota Housing Development Authority Revenue, Series C, 0.31%, 5/1/37(a)	3,400,000
25,000,000	South Dakota Housing Development Authority Revenue, Series G, 0.31%, 5/1/35(a)	25,000,000
13,200,000	South Dakota Housing Development Authority Revenue, Series I, 0.31%, 5/1/38(a)	13,200,000

		41,600,000

Texas — 0.44%
13,000,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, 0.31%, 8/1/28, (LOC: JP Morgan Chase Bank)(a)	13,000,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 46,400,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, Series C, 0.31%, 10/1/36, (LOC: JP Morgan Chase Bank)(a)	$46,400,000

		59,400,000

Virginia — 0.34%
18,380,000	Newport News Economic Development Authority Revenue, Series B, 0.45%, 7/1/31, (LOC: Wachovia Bank NA)(a)	18,380,000
27,075,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.30%, 3/1/35, (LOC: Bank of America NA)(a)	27,075,000

		45,455,000

Wisconsin — 0.41%
22,285,000	Wisconsin Housing & Economic Development Authority Revenue, Series F, 0.42%, 5/1/30, (Credit Support: GO of Authority)(a)	22,285,000
32,940,000	Wisconsin Housing & Economic Development Authority Revenue, Series F, 0.42%, 11/1/30, (Credit Support: GO of Authority)(a)	32,940,000

		55,225,000

Total Municipal Bonds (Cost $839,766,223)		839,766,223

U.S. Government Agency Backed Mortgages — 0.80%
Fannie Mae — 0.01%
1,288,500	Pool #381963, 7.33%, 9/1/09	1,291,487

Freddie Mac — 0.79%
4,609,800	Pool #W00065, 7.21%, 8/1/09	4,615,727
101,299,111	Series 3427, 0.47%, 3/15/10(a)	101,299,111

		105,914,838

Total U.S. Government Agency Backed Mortgages (Cost $107,206,325)		107,206,325

U.S. Government Agency Obligations — 20.63%
Fannie Mae — 7.09%
200,000,000	0.88%, 2/12/10(a)	199,691,329
300,000,000	0.97%, 8/5/10(a)	299,961,051
50,000,000	1.03%, 7/13/10(a)	50,000,000
84,000,000	6.63%, 9/15/09	84,997,547
310,000,000	7.25%, 1/15/10	320,638,982

		955,288,909

Federal Farm Credit Bank — 1.48%
100,000,000	0.45%, 4/27/10(a)	99,991,702
100,000,000	0.48%, 6/2/10(a)	100,000,000

		199,991,702

Federal Home Loan Bank — 6.94%
182,000,000	0.28%, 5/28/10(a)	182,000,000
220,000,000	0.45%, 1/21/10(a)	220,000,000
100,000,000	0.81%, 2/26/10(a)	100,000,000
100,000,000	0.85%, 10/30/09(a)	99,959,547
100,000,000	0.85%, 3/12/10(a)	99,985,897
10,000,000	0.88%, 12/23/09	10,000,000
122,500,000	0.93%, 3/25/10	122,455,072
100,000,000	2.25%, 10/2/09	100,338,841

		934,739,357

Freddie Mac — 5.12%
90,000,000	0.30%, 9/21/09(a)	89,971,760
200,000,000	0.64%, 8/24/10(a)	200,000,000
100,000,000	0.88%, 2/4/10(a)	100,000,000
202,250,000	3.13%, 2/4/10	204,695,186
90,625,000	7.00%, 3/15/10	94,494,724

		689,161,670

Total U.S. Government Agency Obligations (Cost $2,779,181,638)		2,779,181,638

Repurchase Agreements — 9.24%
100,000,000	Barclays Capital Inc. dated 6/30/09; due 7/1/09 at 0.01% with maturity value of $100,000,028 (fully collateralized by U.S. Treasury Security Strips with maturity dates ranging from 11/15/23 to 8/15/30 at a rate of 1.00%).	100,000,000
945,000,000	BNP Paribas Securities Corp. dated 6/30/09; due 7/1/09 at 0.05% with maturity value of $945,001,312 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 12/1/17 to 8/1/47 at rates ranging from 4.00% to 7.50%).	945,000,000
200,000,000	Deutsche Bank AG dated 6/30/09; due 8/3/09 at 0.21% with maturity value of $200,071,167 (fully collateralized by Fannie Mae with a maturity date of 12/1/36 at a rate of 5.00%).(e)	200,000,000

Total Repurchase Agreements (Cost $1,245,000,000)		1,245,000,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
Investment Company — 2.97%
400,567,269	Wells Fargo Prime Investment Money Market Fund	$400,567,269

Total Investment Company (Cost $400,567,269)		400,567,269

Principal Amount
Capital Support Agreement — 0.00%
$ 0	Voyageur Capital Support Agreement(f)	0

Total Capital Support Agreement (Cost $0)		0

Total Investments (Cost $13,465,960,879)(g) — 99.96%		13,465,980,559
Other assets in excess of liabilities — 0.04%		6,024,014

NET ASSETS — 100.00%		$13,472,004,573

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)	Represents effective yield to maturity on date of purchase.

(d)	Security (“Eligible Note”) is subject to capital support agreement and is stated at fair value.

(e)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

(f)	The Fund has entered into a Capital Support Agreement (“Agreement”) with Voyageur Asset Management Inc. (“Voyageur”) which provides that Voyageur will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of the Eligible Notes securities and such realized loss causes the Fund’s net asset value as calculated using the market based net asset value to drop below $0.9950. As of June 30, 2009, the fair value of the Agreement was $0.

(g)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

See notes to schedules of portfolio investments.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.13%
Finance - Diversified Domestic — 0.13%
$ 6,990,000	Citigroup Funding, Inc. 1.14%, 7/30/10(a)	$7,017,647

Total Corporate Bonds (Cost $7,017,647)		7,017,647

U.S. Government Agency Backed Mortgages — 6.39%
Fannie Mae — 4.93%
3,847,865	Pool #254808, 4.00%, 6/1/10	3,906,975
6,673,616	Pool #381797, 6.79%, 7/1/09	6,673,616
4,699,758	Pool #381882, 6.80%, 8/1/09	4,704,481
61,000,000	Pool #462694, 0.26%, 8/3/09(b)	60,985,518
8,058,000	Pool #462710, 0.24%, 7/1/09(b)	8,058,000
74,284,000	Pool #958477, 0.46%, 7/1/09(b)	74,284,000
3,300,000	Pool #958479, 0.42%, 7/1/09(b)	3,300,000
10,250,000	Pool #958480, 0.42%, 7/1/09(b)	10,250,000
10,000,000	Pool #958481, 0.42%, 7/1/09(b)	10,000,000
10,500,000	Pool #958482, 0.33%, 7/1/09(b)	10,500,000
19,537,000	Pool #958547, 0.45%, 7/1/09(b)	19,537,000
11,500,000	Pool #958573, 0.45%, 7/1/09(b)	11,500,000
39,880,968	Pool #958816, 0.29%, 8/3/09(b)	39,870,366
6,914,000	Pool #958828, 0.30%, 8/3/09(b)	6,912,099

		270,482,055

Freddie Mac — 1.46%
5,832,682	Pool #M80792, 4.50%, 1/1/10	5,891,866
10,493,960	Pool #M80835, 3.50%, 7/1/10	10,656,289
4,032,043	Pool #W00065, 7.21%, 8/1/09	4,037,179
59,587,712	Series 3427, 0.47%, 3/15/10(a)	59,587,712

		80,173,046

Total U.S. Government Agency Backed Mortgages (Cost $350,655,101)		350,655,101

U.S. Government Agency Obligations — 74.81%
Fannie Mae — 21.06%
178,000,000	0.26%, 10/1/09(b)	177,881,729
37,415,000	0.26%, 10/1/09(b)	37,390,140
28,190,000	0.27%, 10/1/09(b)	28,170,549
6,096,225	0.30%, 9/1/09(b)	6,093,075
250,000,000	0.36%, 8/3/09(b)	249,917,500
42,800,000	0.38%, 8/3/09(b)	42,785,091
31,250,000	0.45%, 7/1/09(b)	31,250,000
113,819,600	0.82%, 1/4/10(b)	113,337,748
100,000,000	0.88%, 2/12/10(a)	99,845,665
130,000,000	0.91%, 7/28/09(a)	129,998,442
100,000,000	1.03%, 7/13/10(a)	100,000,000
75,000,000	1.05%, 1/21/10(a)	75,000,000
57,977,000	2.50%, 4/9/10	58,586,966
5,000,000	7.25%, 1/15/10	5,170,676

		1,155,427,581

Federal Farm Credit Bank — 4.65%
100,000,000	0.19%, 8/4/09(a)	100,000,000
50,000,000	0.20%, 8/5/09(a)	50,000,000
75,000,000	0.48%, 5/28/10(a)	75,000,000
30,000,000	0.82%, 8/11/09(a)	30,000,000

		255,000,000

Federal Home Loan Bank — 31.38%
50,000,000	0.25%, 8/27/09(a)	50,000,000
50,000,000	0.27%, 9/4/09(a)	50,000,000
100,000,000	0.28%, 5/28/10(a)	100,000,000
90,000,000	0.29%, 11/30/09	89,986,237
100,000,000	0.34%, 6/2/10(a)	100,000,000
130,000,000	0.37%, 1/14/10(a)	130,009,646
25,000,000	0.38%, 6/1/10(a)	25,000,000
30,000,000	0.42%, 5/12/10(a)	30,000,000
100,000,000	0.45%, 1/21/10(a)	100,000,000
100,000,000	0.50%, 2/8/10	99,968,631
49,000,000	0.52%, 6/1/10	48,976,614
100,000,000	0.54%, 1/29/10	99,996,916
125,000,000	0.79%, 2/19/10(a)	125,108,423
25,000,000	0.80%, 4/30/10	25,018,886
50,000,000	0.81%, 2/26/10(a)	50,000,000
75,000,000	0.85%, 10/30/09(a)	74,969,661
100,000,000	0.85%, 3/12/10(a)	99,985,897
72,000,000	0.87%, 4/9/10(a)	72,013,704
39,500,000	0.98%, 11/18/09(a)	39,500,000
100,000,000	1.00%, 7/9/10(a)	99,979,485
50,000,000	3.50%, 7/16/10	51,484,084
10,000,000	3.75%, 1/8/10	10,134,343
25,000,000	4.25%, 11/20/09	25,307,175
50,000,000	4.38%, 3/17/10	51,140,771
40,900,000	5.00%, 12/11/09	41,645,478
31,060,000	5.38%, 7/17/09	31,126,699

		1,721,352,650

Freddie Mac — 17.48%
100,000,000	0.22%, 12/23/09(a)	99,985,655
22,500,000	0.25%, 10/19/09(a)	22,497,323
200,000,000	0.29%, 9/18/09(a)	199,982,106
154,000,000	0.30%, 9/21/09(a)	153,954,618
150,000,000	0.42%, 9/1/09(b)	149,891,500
100,000,000	0.58%, 9/24/10(a)	99,975,410
125,000,000	0.88%, 2/4/10(a)	125,000,000
106,000,000	4.13%, 11/30/09	107,340,175

		958,626,787

Overseas Private Investment Corp. — 0.24%
11,885,296	0.25%, 11/15/13(a)	11,885,296

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 1,400,000	0.25%, 3/15/15(a)	$1,400,000

		13,285,296

Total U.S. Government Agency Obligations (Cost $4,103,692,314)		4,103,692,314

Repurchase Agreements — 18.23%
100,000,000	Barclays Capital, Inc. dated 6/30/09; due 7/1/09 at 0.01% with maturity value of $100,000,028 (fully collateralized by U.S. Treasury Security Strips with maturity dates ranging from 3/15/10 to 5/15/20 at rates ranging from 0.00% to 4.00%).	100,000,000
600,000,000	BNP Paribas Securities Corp. dated 6/30/09; due 7/1/09 at 0.05% with maturity value of $600,000,833 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 11/1/17 to 8/1/48 at rates ranging from 4.00% to 7.50%).	600,000,000
300,000,000	Deutsche Bank AG dated 6/30/09; due 7/1/09 at 0.09% with maturity value of $300,000,750 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 9/1/23 to 6/1/29 at rates ranging from 4.50% to 5.50%).	300,000,000

Total Repurchase Agreements (Cost $1,000,000,000)		1,000,000,000

Shares
Investment Company — 5.00%
274,233,560	Wells Fargo Government Institutional Money Market Fund	274,233,560

Total Investment Company (Cost $274,233,560)		274,233,560

Total Investments (Cost $5,735,598,622)(c) — 104.56%		5,735,598,622
Liabilities in excess of other assets — (4.56)%		(249,938,916)

NET ASSETS — 100.00%		$5,485,659,706

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(b)	Represents effective yield to maturity on date of purchase.

(c)	Tax cost of securities is equal to book cost of securities.

See notes to schedules of portfolio investments.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 95.74%
Arizona — 0.31%
$ 3,000,000	Arizona State Transportation Board Revenue, 6.00%, 7/1/12	$3,000,000

California — 2.17%
590,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.37%, 6/1/22, (LOC: Bank of America NA)(a)	590,000
20,000,000	Los Angeles Unified School District Revenue, Series R-10392, 0.35%, 7/1/30, (Credit Support: FSA), Callable 7/1/16 @ 100(a)(b)	20,000,000

		20,590,000

Colorado — 6.36%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.35%, 12/1/28, (LOC: U.S. Bank NA)(a)	3,170,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.42%, 4/1/24, (LOC: Wells Fargo Bank NA)(a)	1,250,000
3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.32%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,000,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.35%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.27%, 10/1/34, (LOC: Wells Fargo Bank NA)(a)	16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.27%, 11/15/34, (LOC: Wells Fargo Bank NA)(a)	20,840,000
5,200,000	Gateway Regional Metropolitan District Refunding GO, 0.27%, 12/1/37, (LOC: Wells Fargo Bank NA)(a)	5,200,000
5,290,000	Water Valley Metropolitan District No. 2 GO, 0.27%, 12/1/24, (LOC: Wells Fargo Bank NA)(a)	5,290,000

		60,360,000

District Of Columbia — 1.74%
7,150,000	District of Columbia Association American Medical Colleges Revenue, Series B, 0.33%, 2/1/27, (LOC: Bank of America NA)(a)	7,150,000
9,360,000	District of Columbia Water & Sewer Authority Revenue, Series R-11623, 0.45%, 4/1/29, (Credit Support: Assured GTY), Callable 10/1/18 @ 100(a)(b)	9,360,000

		16,510,000

Florida — 5.19%
2,100,000	City of Jacksonville Revenue, 0.35%, 7/1/19, (LOC: Bank of America NA)(a)	2,100,000
4,995,000	City of Tallahassee Revenue, Series 2069Z, 0.55%, 4/1/15, (Credit Support: MBIA)(a)	4,995,000
2,660,000	Collier County Industrial Development Authority Revenue, 0.37%, 12/1/26, (LOC: Bank of America NA)(a)	2,660,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.32%, 11/1/32, (Credit Support: Freddie Mac)(a)	1,280,000
5,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.32%, 11/15/32, (Credit Support: Fannie Mae)(a)	5,835,000
3,000,000	Miami Health Facilities Authority Revenue, 0.15%, 11/15/37, (LOC: Bank of New York)(a)	3,000,000
5,355,000	Miami-Dade County Industrial Development Authority Revenue, 0.34%, 9/1/29, (LOC: Bank of America NA)(a)	5,355,000
15,000,000	Miami-Dade County School District Revenue, 1.50%, 1/28/10	15,075,821
9,015,000	Orange County Housing Finance Authority Refunding Revenue, 0.34%, 6/1/25, (Credit Support: Fannie Mae)(a)	9,015,000

		49,315,821

Georgia — 4.12%
11,500,000	Camden County Public Service Authority Revenue, 0.32%, 12/1/32, (Credit Support: Assured GTY)(a)	11,500,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.32%, 3/1/24, (Credit Support: Freddie Mac)(a)	4,755,000
7,490,000	Fulton County Development Authority Revenue, 0.32%, 4/1/34, (LOC: Bank of America NA)(a)	7,490,000
5,495,000	Lowndes County Board of Education GO, 4.25%, 2/1/10, (Credit Support: State Aid Withholding)	5,604,090
8,725,000	Marietta Housing Authority Refunding Revenue, 0.38%, 7/1/24, (Credit Support: Fannie Mae)(a)	8,725,000
1,050,000	State of Georgia GO, Series F, 4.50%, 12/1/09	1,066,663

		39,140,753

Hawaii — 0.11%
1,000,000	City & County of Honolulu GO, Pre-Refunded, Series A, OID, 6.00%, 1/1/10	1,027,188

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Illinois — 2.20%
$ 6,500,000	Galesburg Revenue, 0.32%, 3/1/31, (LOC: Bank of America)(a)	$6,500,000
1,480,000	Illinois Finance Authority Revenue, 0.35%, 6/1/17, (LOC: Bank One NA)(a)	1,480,000
6,900,000	Illinois Health Facilities Authority Revenue, Series C, 0.36%, 1/1/16, (LOC: JP Morgan Chase)(a)	6,900,000
4,885,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3387, 0.45%, 10/1/28, (Credit Support: Assured GTY), Callable 4/01/18 @ 100(a)(b)	4,885,000
1,175,000	Lake County Community Consolidated School District No 73-Hawthorn GO, Series 329, 0.55%, 12/1/14, (Credit Support: FGIC)(a)(b)	1,175,000

		20,940,000

Indiana — 4.81%
16,931,000	Elkhart Community Schools GO, 2.00%, 12/31/09, (Credit Support: State Aid Withholding)	17,009,090
23,445,000	Indiana Bond Bank Revenue, Series A, 2.00%, 1/5/10	23,552,412
5,135,000	Vincennes University Revenue, Series F, 0.37%, 10/1/22, (LOC: JP Morgan Chase)(a)	5,135,000

		45,696,502

Iowa — 3.30%
1,885,000	Iowa Finance Authority Revenue, 0.37%, 4/1/25, (LOC: Bank of America NA)(a)	1,885,000
6,605,000	Iowa Finance Authority Revenue, Series A1, 0.27%, 2/15/35, (Credit Support: Assured GTY)(a)	6,602,819
8,680,000	Iowa Higher Education Loan Authority Revenue, 0.40%, 4/1/27, (LOC: Bank of America NA)(a)	8,680,000
14,000,000	Iowa State School Cash Anticipation Program Revenue, Series B, 3.00%, 1/21/10, (Credit Support: State Aid Withholding), (LOC: U.S. Bank NA)	14,170,734

		31,338,553

Kansas — 3.19%
4,455,000	Sedgwick County Unified School District No. 259 GO, 5.00%, 10/1/09	4,499,559
25,770,000	Wyandotte County-Kansas City Unified Government, GO, Series II, 2.00%, 3/1/10	25,770,000

		30,269,559

Kentucky — 0.87%
8,250,000	County of Warren Revenue, 0.35%, 4/1/37, (Credit Support: Assured GTY)(a)	8,250,000

Louisiana — 0.43%
4,070,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.36%, 2/15/23, (Credit Support: Fannie Mae)(a)	4,070,000

Massachusetts — 1.41%
3,380,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3402, 0.55%, 8/1/15, (Credit Support: AMBAC)(a)(b)	3,380,000
10,000,000	Massachusetts School Building Authority Revenue, Series R-10391, 0.39%, 2/15/14, (Credit Support: FSA)(a)(b)	10,000,000

		13,380,000

Michigan — 1.77%
4,970,000	L’Anse Creuse Public Schools GO, Putters Series 2719, 0.55%, 11/1/13, (Credit Support: FSA, Q-SBLF)(a)	4,970,000
6,580,000	Michigan Municipal Bond Authority Revenue, Series A, 1.75%, 8/20/09, (Credit Support: Q-SBLF), (LOC: JP Morgan Chase Bank)	6,590,309
5,230,000	Michigan Strategic Fund Revenue, 0.40%, 9/1/40, (LOC: Bank of America)(a)	5,230,000

		16,790,309

Minnesota — 4.69%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.42%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
7,240,000	Inver Grove Heights Refunding Revenue, 0.33%, 5/15/35, (Credit Support: Fannie Mae)(a)	7,240,000
8,100,000	Oak Park Heights Refunding Revenue, 0.33%, 11/1/35, (Credit Support: Freddie Mac)(a)	8,100,000
10,000,000	Rochester Health Care Facilities, TECP, 0.30%, 7/15/09(c)	10,000,000
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.32%, 5/1/27, (LOC: U.S. Bank NA)(a)	2,140,000
6,000,000	State of Minnesota GO, 5.00%, 10/1/09	6,065,416
9,000,000	State of Minnesota GO, 5.00%, 11/1/09	9,130,915

		44,501,331

Mississippi — 2.11%
20,000,000	Mississippi Business Finance Commission Revenue, Series B, 0.70%, 12/1/30(a)	20,000,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Missouri — 1.46%
$ 4,200,000	Cape Girardeau County Industrial Development Authority Revenue, Series B, 0.33%, 6/1/39, (LOC: Wells Fargo Bank NA)(a)	$4,200,000
7,675,000	Nodaway County Industrial Development Authority Revenue, 0.33%, 11/1/28, (LOC: U.S. Bank NA)(a)	7,675,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.36%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		13,875,000

Montana — 2.32%
4,045,000	Montana Board of Investment Revenue, 2.15%, 3/1/10(a)	4,045,000
17,970,000	Montana Board of Investment Revenue, 2.15%, 3/1/29(a)	17,970,000

		22,015,000

Nebraska — 0.90%
5,570,000	Saline County Hospital Authority No. 1 Refunding Revenue, Series C, 0.33%, 6/1/31, (LOC: U.S. Bank NA)(a)	5,570,000
2,950,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.32%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(a)	2,950,000

		8,520,000

New Hampshire — 0.95%
9,000,000	New Hampshire Health & Education Facilities Authority Revenue, 0.47%, 7/1/28, (LOC: Wells Fargo Bank)(a)	9,000,000

New Jersey — 3.72%
4,915,000	Austin Trust Various States Revenue, Series 2008-353, 0.85%, 7/1/13, (LOC: Bank of America NA)(a)	4,915,000
5,215,700	City of Trenton Water Utility GO, 3.50%, 2/19/10	5,243,244
8,700,000	Newark GO, 3.25%, 1/20/10	8,747,291
16,300,000	Newark GO, Series E, 3.25%, 4/14/10	16,425,306

		35,330,841

New York — 2.65%
7,000,000	Oneida County Industrial Development Agency Revenue, 0.20%, 10/1/36, (LOC: Sovereign Bank, FSB)(a)	7,000,000
18,000,000	TSASC, Inc. Revenue, Series 1, OID, 6.25%, 7/15/34	18,207,118

		25,207,118

North Carolina — 5.55%
12,000,000	Charlotte-Mecklenburg Hospital Authority Revenue, Series H, 0.28%, 1/15/45, (LOC: Wells Fargo Bank)(a)	12,000,000
10,000,000	North Carolina Capital Facilities Finance Agency Revenue, 0.32%, 8/1/33, (LOC: Wells Fargo Bank)(a)	10,000,000
17,700,000	North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.32%, 6/1/38, (LOC: Wells Fargo Bank)(a)	17,700,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.45%, 1/1/20, (Credit Support: BHAC-CR, MBIA), Callable 1/1/13 @ 100(a)	12,995,000

		52,695,000

Oklahoma — 0.11%
1,000,000	Oklahoma Development Finance Authority Refunding Revenue, Series A, OID, 5.63%, 8/15/09	1,014,772

Oregon — 1.13%
6,000,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 0.32%, 12/1/28, (LOC: Bank of America NA)(a)	6,000,000
4,500,000	Oregon State Department of Administrative Services COP, Series A, OID, 6.00%, 5/1/10, (Credit Support: AMBAC)	4,750,415

		10,750,415

Pennsylvania — 13.46%
9,000,000	Allegheny County Higher Education Building Authority Revenue, Series A, 0.30%, 3/1/38, (LOC: PNC Bank NA)(a)	9,000,000
8,000,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.30%, 6/1/30, (LOC: PNC Bank NA)(a)	8,000,000
3,630,000	Allegheny County Hospital Development Authority Revenue, Series A, 1.85%, 5/1/14, (LOC: PNC Bank NA)(a)	3,630,000
12,600,000	Beaver County Industrial Development Authority Revenue, Series B, 0.32%, 12/1/35, (LOC: Citibank NA)(a)	12,600,000
8,155,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3405, 0.55%, 11/15/14, (Credit Support: FSA, State Aid Withholding)(a)(b)	8,155,000
14,000,000	Lehigh County General Purpose Authority Revenue, Series B, 0.28%, 11/1/27, (Credit Support: Assured GTY)(a)	14,000,000

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 8,220,000	Luzerne County Convention Center Authority Revenue, Series A, 0.30%, 9/1/28, (LOC: PNC Bank NA)(a)	$8,220,000
8,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue, Series A, 0.90%, 12/1/38, (LOC: Wells Fargo Bank)(a)	8,000,000
10,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue, Series B, 1.25%, 12/1/38, (LOC: Wells Fargo Bank)(a)	10,000,000
2,100,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series F2, 1.85%, 5/1/25, (LOC: PNC Bank NA)(a)	2,100,000
4,500,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series J4, 1.85%, 5/1/32, (LOC: PNC Bank NA)(a)	4,500,000
16,000,000	Pennsylvania Turnpike Commission Refunding Revenue, Series A1, 0.27%, 12/1/22(a)	16,000,000
7,480,000	Pennsylvania Turnpike Commission Revenue, Series A, 4.00%, 10/15/09, (Credit Support: AMBAC)	7,488,078
4,000,000	Washington County Hospital Authority Revenue, Series A, 1.25%, 7/1/37, (LOC: Wells Fargo Bank)(a)	4,000,000
12,105,000	Westmoreland County Industrial Development Authority Revenue, Series A, 0.27%, 7/1/27, (LOC: Wells Fargo Bank)(a)	12,105,000

		127,798,078

Rhode Island — 2.20%
17,655,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3273, 1.00%, 3/1/11, (Credit Support: MBIA-RE)(a)(b)	17,655,000
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 0.40%, 6/1/37, (LOC: Bank of America NA)(a)	3,200,000

		20,855,000

South Carolina — 2.21%
6,000,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series B, 1.50%, 7/1/10	6,000,000
15,000,000	Town of Lexington Water Works & Sewer Systems Revenue, 1.25%, 4/15/10	14,970,766

		20,970,766

Tennessee — 0.21%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.32%, 2/15/28, (Credit Support: Fannie Mae)(a)	2,000,000

Texas — 3.82%
2,320,000	Aldine Independent School District GO, 1.75%, 2/15/10, (Credit Support: PSF-GTD)	2,336,545
5,000,000	City of San Antonio Refunding Revenue, Series B, 0.50%, 2/1/10, (Credit Support: FGIC)(c)	4,985,451
8,000,000	Harris County, TECP, 0.28%, 9/3/09(c)	8,000,000
9,000,000	Harris County, TECP, 0.43%, 10/6/09(c)	9,000,000
3,910,000	Lower Colorado River Authority Revenue, Series R-10285, 0.45%, 5/15/26, (Credit Support: BHAC-CR, FSA-CR, MBIA), Callable 5/15/11 @ 100(a)	3,910,000
5,415,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.27%, 12/1/26, (LOC: Wells Fargo Bank NA)(a)	5,415,000
2,630,000	Tarrant County Housing Finance Corp. Revenue, 0.32%, 2/15/36, (Credit Support: Fannie Mae)(a)	2,630,000

		36,276,996

Utah — 1.38%
3,700,000	Duchesne County School District Revenue, 0.32%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,700,000
5,000,000	Emery County Revenue, 0.33%, 11/1/24, (LOC: Wells Fargo Bank NA)(a)	5,000,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.32%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000

		13,135,000

Virginia — 5.32%
6,735,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3313Z, 0.50%, 1/1/31, (Credit Support: MBIA-RE, GO of Authority), Callable 7/1/11 @ 100(a)	6,735,000
9,050,000	Lewistown Commerce Center Community Development Authority Special Tax, Series 2115, 0.29%, 3/1/27, Callable 3/1/18 @ 100(a)	9,050,000
18,500,000	Montgomery County Industrial Development Authority Revenue, Series A, 0.40%, 2/1/39(a)	18,500,000
16,250,000	Virginia Small Business Financing Authority Revenue, Series A, 0.30%, 12/1/38, (LOC: PNC Bank NA)(a)	16,250,000

		50,535,000

Washington — 1.29%
430,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 0.38%, 7/1/11, (LOC: U.S. Bank NA)(a)	430,000

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 1,100,000	Washington State Housing Finance Commission Revenue, 0.38%, 7/1/22, (LOC: U.S. Bank NA)(a)	$1,100,000
10,695,000	Washington State Housing Finance Commission Revenue, Series B, 0.32%, 7/1/36, (LOC: Bank of America NA)(a)	10,695,000

		12,225,000

Wisconsin — 2.28%
4,295,000	Badger TOB Asset Securitization Corp. Revenue, 5.50%, 6/1/10	4,480,777
600,000	Beloit School District GO, 3.00%, 2/1/10	601,877
5,000,000	City of Middleton Revenue, 1.75%, 7/1/10	5,039,150
2,645,000	Milwaukee Redevelopment Authority Revenue, 0.35%, 9/1/40, (LOC: U.S. Bank NA)(a)	2,645,000
5,000,000	Pleasant Prairie Refunding Revenue, 0.35%, 9/1/30, (LOC: Wells Fargo Bank NA)(a)	5,000,000
3,875,000	Watertown Unified School District GO, 2.50%, 2/1/10	3,880,378

		21,647,182

Total Municipal Bonds (Cost $909,031,184)		909,031,184

Shares
Investment Companies — 5.55%
25,415,193	Goldman Sachs Tax-Free Institutional Money Market Fund	25,415,193
27,282,706	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	27,282,706

Total Investment Companies (Cost $52,697,899)		52,697,899

Total Investments (Cost $961,729,083)(d) — 101.29%		961,729,083
Liabilities in excess of other assets — (1.29)%		(12,239,072)

NET ASSETS — 100.00%		$949,490,011

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)	Represents effective yield to maturity on date of purchase.

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP – Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

OID – Original Issue Discount

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Board Loan Fund

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Commercial Paper — 51.51%
Agriculture — 5.07%
$50,000,000	Cargill, Inc., 0.17%, 7/6/09(a)(b)	$49,998,820
19,000,000	John Deere Ltd., 0.22%, 7/9/09(a)(b)	18,999,071

		68,997,891

Banks - Australia & New Zealand — 1.84%
25,000,000	Westpac Banking Corp., 0.70%, 7/6/09(a)(b)	24,997,570

Banks - Canadian — 2.57%
35,000,000	Bank of Nova Scotia, 0.19%, 7/2/09(b)	34,999,815

Banks - Foreign — 3.67%
50,000,000	Nordea North America, Inc., 0.21%, 7/15/09(b)	49,995,917

Chemicals — 0.73%
10,000,000	BASF SE, 0.22%, 7/29/09(a)(b)	9,998,289

Consumer Discretionary — 0.90%
12,300,000	Lowe’s Cos., Inc., 0.20%, 7/9/09(b)	12,299,453

Consumer Staples — 1.47%
20,000,000	Procter & Gamble International Funding, 0.18%, 7/16/09(a)(b)	19,998,500

Finance - Diversified Domestic — 5.21%
21,000,000	American Honda Finance Corp., 0.25%, 7/10/09(b)	20,998,687
50,000,000	Toyota Motor Credit Corp., 0.25%, 7/2/09(b)	49,999,653

		70,998,340

Finance - Diversified Foreign — 2.20%
30,000,000	Abbey National PLC, 0.20%, 7/2/09(b)	29,999,833

Health Care — 3.34%
25,000,000	Medtronic, Inc., 0.16%, 7/17/09(a)(b)	24,998,222
20,500,000	Medtronic, Inc., 0.19%, 7/10/09(a)(b)	20,499,026

		45,497,248

Information Technology — 3.67%
50,000,000	Hewlett-Packard Co., 0.18%, 7/1/09(a)(b)	50,000,000

Insurance — 6.56%
35,000,000	Metlife Short Term Funding LLC, 0.55%, 7/6/09(a)(b)	34,997,326
35,000,000	NetJets, Inc., 0.17%, 7/9/09(a)(b)	34,998,678
19,408,000	New York Life Capital Corp., 0.30%, 7/16/09(a)(b)	19,405,574

		89,401,578

Oil & Gas — 5.51%
50,000,000	ChevronTexaco Corp., 0.20%, 7/7/09(b)	49,998,333
25,000,000	ConocoPhillips, 0.20%, 7/1/09(a)(b)	25,000,000

		74,998,333

Utilities — 8.77%
18,131,000	E.On AG, 0.33%, 7/13/09(a)(b)	18,129,006
25,000,000	Electricite de France, 0.25%, 7/20/09(a)(b)	24,996,701
13,400,000	Florida Power and Light Capital Co., 0.23%, 7/8/09(a)(b)	13,399,401
25,000,000	GDF Suez, 0.29%, 7/20/09(a)(b)	24,996,174
23,000,000	Southern Co., 0.18%, 7/1/09(a)(b)	23,000,000
15,000,000	Southern Co., 0.21%, 7/8/09(a)(b)	14,999,387

		119,520,669

Total Commercial Paper (Cost $701,703,436)		701,703,436

Certificates of Deposit — 4.04%
Banks - Canada — 1.47%
20,000,000	Bank of Montreal, 0.25%, 7/7/09(b)	20,000,000

Banks - Domestic — 1.47%
20,000,000	Branch Banking & Trust Co., 1.05%, 9/4/09(c)(d)	19,999,980

Banks - Foreign — 1.10%
15,000,000	Deutsche Bank AG (New York), 0.83%, 8/4/09(c)	15,000,000

Total Certificates of Deposit (Cost $55,000,000)		54,999,980

Corporate Bonds — 7.01%
Banks - Australia & New Zealand — 0.55%
7,500,000	Commonwealth Bank of Australia, 0.82%, 7/3/09(a)(c)	7,500,000

Finance - Diversified Domestic — 4.00%
5,000,000	Countrywide Home Loans, Inc., 5.63%, 7/15/09	5,007,933
13,800,000	Ring-Missouri LP, 0.70%, 9/1/18, (Credit Support: Regions Bank)(c)	13,800,000
15,655,000	SF Tarns LLC, 0.70%, 1/1/28, (Credit Support: Bank of America)(c)	15,655,000
20,000,000	Twins Ballpark LLC, 2.75%, 10/1/34, (Credit Support: Assured Guaranty, JP Morgan)(a)(c)	20,000,000

		54,462,933

Finance - Diversified Foreign — 0.55%
7,500,000	BP Capital Markets PLC, 0.77%, 7/10/09(c)	7,500,000

Health Care — 0.88%
12,000,000	The Portland Clinic LLP, 0.62%, 11/20/33, (Credit Support: U.S. Bank)(c)	12,000,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Industrials — 1.03%
$14,000,000	Praxair Inc., 0.75%, 5/26/10(c)	$14,027,717

Total Corporate Bonds (Cost $95,490,650)		95,490,650

Municipal Bonds — 19.60%
California — 2.10%
20,000,000	The Olympic Club Refunding Revenue, 0.70%, 9/30/32, (LOC: Bank of America NA)(c)	20,000,000
8,610,000	San Francisco City & County Housing Authority Revenue, 0.32%, 9/1/49, (LOC: Citibank NA)(c)	8,610,000

		28,610,000

Georgia — 0.13%
1,800,000	Walton County Industrial Building Authority Revenue, 0.68%, 10/1/17, (LOC: Wachovia Bank NA)(c)	1,800,000

Kentucky — 0.33%
4,445,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.45%, 7/1/33, (LOC: JP Morgan Chase Bank)(c)	4,445,000

Massachusetts — 3.61%
15,215,000	Massachusetts Development Finance Agency Revenue, Series B, 0.70%, 7/1/28, (LOC: Wells Fargo)(c)	15,215,000
20,835,000	Massachusetts Educational Financing Authority Revenue, Series R-11649, 0.37%, 1/1/30, (Credit Support: Assured GTY), Callable 1/1/18 @ 100(a)(c)	20,835,000
13,135,000	Massachusetts School Building Authority Revenue, Series R-10391, 0.39%, 2/15/14, (Credit Support: FSA)(a)(c)	13,135,000

		49,185,000

Mississippi — 1.20%
16,365,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.70%, 10/1/31, (LOC: Bank of America NA)(c)	16,365,000

New Jersey — 1.84%
6,675,000	New Jersey Economic Development Authority Revenue, Series A, 0.65%, 9/1/21, (LOC: Wells Fargo)(c)	6,675,000
18,350,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 0.70%, 7/1/37, (Credit Support: Assured GTY)(c)	18,350,000

		25,025,000

New York — 3.83%
7,945,000	Nassau County Industrial Development Agency Revenue, Series D, 0.45%, 1/1/28, (LOC: LaSalle Bank NA)(c)	7,945,000
6,995,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.37%, 4/15/36, (Credit Support: Fannie Mae)(c)	6,995,000
22,150,000	New York City Housing Development Corp. Revenue, Series A, 0.55%, 6/1/13, (LOC: JP Morgan)(c)	22,150,000
15,100,000	New York State Housing Finance Agency Revenue, Series B, 0.42%, 11/1/36, (LOC: Bank of America NA)(c)	15,100,000

		52,190,000

Ohio — 1.70%
10,670,000	Grove City Revenue, 0.18%, 6/15/30, (Credit Support: Fannie Mae)(c)	10,670,000
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.45%, 5/1/42, (LOC: U.S. Bank NA)(c)	12,500,000

		23,170,000

Pennsylvania — 1.54%
21,015,000	City of Reading Revenue, Series D, 0.45%, 11/1/32, (LOC: Wells Fargo)(c)	21,015,000

Utah — 0.94%
12,805,000	Utah Housing Corp. Revenue, Series C-2, Class 1, 0.95%, 1/1/38(c)	12,805,000

Virginia — 2.38%
32,475,000	Montgomery County Industrial Development Authority Revenue, Series B, 0.75%, 2/1/39(c)	32,475,000

Total Municipal Bonds (Cost $267,085,000)		267,085,000

U.S. Government Agency Backed Mortgages — 1.37%
Freddie Mac — 1.37%
806,409	Pool #W00065, 7.21%, 8/1/09	807,445

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 17,876,314	Series 3427, 0.47%, 3/15/10(c)	$17,876,314

		18,683,759

Total U.S. Government Agency Backed Mortgages (Cost $18,683,759)		18,683,759

Repurchase Agreements — 11.38%
155,000,000	BNP Paribas Securities Corp. dated 6/30/09; due 7/1/09 at 0.05% with maturity value of $155,000,215 (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 1/1/10 to 12/1/48 at rates ranging from 4.00% to 7.50%).	155,000,000

Total Repurchase Agreements (Cost $155,000,000)		155,000,000

Shares
Investment Company — 5.06%
68,884,182	Wells Fargo Prime Investment Money Market Fund	68,884,182

Total Investment Company (Cost $68,884,182)		68,884,182

Principal Amount
Capital Support Agreement — 0.00%
$ 0	Voyageur Capital Support Agreement(e)	0

Total Capital Support Agreement (Cost $0)		0

Total Investments (Cost $1,361,847,027)(f) — 99.97%		1,361,847,007

Other assets in excess of liabilities — 0.03%		428,103

NET ASSETS — 100.00%		$1,362,275,110

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(b)	Represents effective yield to maturity on date of purchase.

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(d)	Security (“Eligible Note”) is subject to capital support agreement and is stated at fair value.

(e)	The Fund has entered into a Capital Support Agreement (“Agreement”) with Voyageur Asset Management Inc. (“Voyageur”) which provides that Voyageur will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of the Eligible Notes securities and such realized loss causes the Fund’s net asset value as calculated using the market based net asset value to drop below $0.9950. As of June 30, 2009, the fair value of the Agreement was $0.

(f)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FSA – Financial Security Assurance

GTY – Guaranty

LOC – Letter of Credit

See notes to schedules of portfolio investments.

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 97.26%
Alabama — 1.91%
$ 8,000,000	Mobile Industrial Development Board Refunding Revenue, Series B, 0.21%, 6/1/32, (LOC: Wachovia Bank NA)(a)	$8,000,000

Arizona — 3.53%
5,500,000	Glendale Industrial Development Authority Revenue, 0.27%, 1/1/27, (LOC: Wells Fargo Bank NA)(a)	5,500,000
3,260,000	Maricopa County Industrial Development Authority Revenue, Series A, 0.33%, 4/15/30, (Credit Support: Fannie Mae)(a)	3,260,000
6,000,000	Pima County Industrial Development Authority Revenue, 0.30%, 9/1/38, (LOC: PNC Bank NA)(a)	6,000,000

		14,760,000

California — 3.85%
9,000,000	Los Angeles Unified School District Revenue, Series R-10392, 0.35%, 7/1/30, (Credit Support: FSA), Callable 7/1/16 @ 100(a)(b)	9,000,000
7,110,000	Poway Unified School District GO, 0.30%, 8/1/30, (Credit Support: BHAC-CR, FSA), Callable 8/1/16 @ 100(a)	7,110,000

		16,110,000

Colorado — 3.75%
3,825,000	City of Colorado Springs Revenue, 0.27%, 3/15/23, (LOC: Wells Fargo Bank NA)(a)	3,825,000
4,960,000	Colorado Housing & Finance Authority Refunding Revenue, 0.27%, 10/15/16, (Credit Support: Fannie Mae)(a)	4,960,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.38%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
1,630,000	Meridian Ranch Metropolitan District GO, 0.35%, 12/1/38, (LOC: U.S. Bank NA)(a)	1,630,000
1,830,000	Parker Automotive Metropolitan District GO, 0.35%, 12/1/34, (LOC: U.S. Bank NA)(a)	1,830,000

		15,720,000

District Of Columbia — 3.59%
1,700,000	District of Columbia Revenue, 0.29%, 7/1/36, (LOC: BB&T Bank)(a)	1,700,000
4,700,000	District of Columbia Revenue, 0.30%, 10/1/37, (LOC: PNC Bank NA)(a)	4,700,000
4,630,000	District of Columbia Revenue, Children’s Defense Fund, 0.48%, 4/1/22, (LOC: Wachovia Bank NA)(a)	4,630,000
3,980,000	District of Columbia Water & Sewer Authority Revenue, Series 3022, 0.45%, 4/1/16, (Credit Support: Assured GTY)(a)	3,980,000

		15,010,000

Georgia — 2.83%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.30%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,620,000	State of Georgia GO, Series B, 5.75%, 7/1/09	4,620,000

		11,835,000

Illinois — 6.87%
2,780,000	Channahon Revenue, Series A, 0.30%, 12/1/34, (LOC: U.S. Bank NA)(a)	2,780,000
3,095,000	Channahon Revenue, Series D, 0.30%, 12/1/32, (LOC: U.S. Bank NA)(a)	3,095,000
2,700,000	Galesburg Revenue, 0.33%, 7/1/24, (LOC: Bank of America)(a)	2,700,000
4,100,000	Illinois Educational Facilities Authority Revenue, 0.37%, 12/1/25, (LOC: JP Morgan Chase Bank)(a)	4,100,000
16,100,000	Illinois Finance Authority Revenue, 0.45%, 8/15/47, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000

		28,775,000

Indiana — 3.11%
4,500,000	Indiana Finance Authority Refunding Revenue, 0.35%, 3/1/36, (LOC: BB&T Bank)(a)	4,500,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.32%, 7/1/28, (LOC: Bank of America NA)(a)	8,540,000

		13,040,000

Iowa — 3.18%
3,305,000	Iowa Finance Authority Revenue, 0.27%, 2/1/23, (LOC: Wells Fargo Bank NA)(a)	3,305,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 0.27%, 5/1/20, (LOC: Wells Fargo Bank NA)(a)	7,870,000
2,150,000	Woodbury County Revenue, 0.32%, 11/1/16, (LOC: U.S. Bank NA)(a)	2,150,000

		13,325,000

Kansas — 0.77%
3,215,000	City of Olathe Revenue, Series B, 0.37%, 11/1/18, (LOC: Bank of America NA)(a)	3,215,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
Louisiana — 1.21%
$ 5,080,000	South Louisiana Port Commission Refunding Revenue, 0.27%, 7/1/18, (LOC: Bank of New York)(a)	$5,080,000

Massachusetts — 2.15%
9,000,000	Massachusetts School Building Authority Revenue, Series R-10391, 0.39%, 2/15/14, (Credit Support: FSA)(a)(b)	9,000,000

Michigan — 0.24%
1,000,000	Michigan State Hospital Finance Authority Revenue, 0.30%, 6/1/22, (Credit Support: Assured GTY)(a)	1,000,000

Minnesota — 7.92%
8,035,000	Burnsville Refunding Revenue, 0.33%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,035,000
4,995,000	Inver Grove Heights Refunding Revenue, 0.33%, 5/15/35, (Credit Support: Fannie Mae)(a)	4,995,000
2,910,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3265, 0.28%, 11/1/10(a)(b)	2,910,000
4,195,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 0.27%, 10/1/35, (LOC: U.S. Bank NA)(a)	4,195,000
1,200,000	Minnetonka Refunding Revenue, 0.33%, 11/15/31, (Credit Support: Fannie Mae)(a)	1,200,000
5,575,000	Oak Park Heights Refunding Revenue, 0.33%, 11/1/35, (Credit Support: Freddie Mac)(a)	5,575,000
5,000,000	Rochester Health Care Facilities, TECP, 0.30%, 7/15/09(c)	5,000,000
1,270,000	Spring Lake Park Refunding Revenue, 0.33%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,270,000

		33,180,000

Mississippi — 4.78%
20,000,000	Jackson County Port Facilities Refunding Revenue, 0.25%, 6/1/23(d)	20,000,000

Nebraska — 1.43%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.32%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

Nevada — 2.55%
5,515,000	Reno Refunding Revenue, Series A, 0.33%, 6/1/32, (LOC: Bank of America NA)(a)	5,515,000
5,145,000	Township of Fernley GO, Series R-11458, 0.45%, 2/1/38, (Credit Support: Assured GTY)(a)	5,145,000

		10,660,000

New Jersey — 0.48%
2,000,000	New Jersey Health Care Facilities Financing Authority Revenue, Series B, 0.19%, 7/1/43, (LOC: TD Bank NA)(a)	2,000,000

New York — 0.88%
3,700,000	New York City Trust For Cultural Resources Revenue, Series SGA91, 0.25%, 7/1/29, (Credit Support: AMBAC, GO of Museum)(a)(b)	3,700,000

North Carolina — 1.43%
6,000,000	Charlotte-Mecklenburg Hospital Authority Revenue, Series H, 0.28%, 1/15/45, (LOC: Wells Fargo Bank)(a)	6,000,000

Pennsylvania — 18.52%
4,010,000	Allegheny County Industrial Development Authority Revenue, 0.30%, 6/1/38, (LOC: PNC Bank NA)(a)	4,010,000
3,305,000	Cumberland County Municipal Authority Revenue, Series C, 0.32%, 1/1/33, (LOC: Wachovia Bank NA)(a)	3,305,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.25%, 12/1/31(a)	5,000,000
5,000,000	Delaware County Industrial Development Authority Revenue, Series G, 0.25%, 12/1/31(a)	5,000,000
4,800,000	Doylestown Hospital Authority Revenue, Series B, 0.27%, 7/1/37, (LOC: PNC Bank NA)(a)	4,800,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.30%, 3/1/24, (LOC: U.S. Bank NA)(a)	4,700,000
14,045,000	Lehigh County General Purpose Authority Revenue, Series B, 0.28%, 11/1/27, (Credit Support: Assured GTY)(a)	14,045,000
5,000,000	Montgomery County Industrial Development Authority Revenue, Archdiocese Philadelphia, 0.27%, 11/1/38, (LOC: PNC Bank NA)(a)	5,000,000
2,280,000	Philadelphia Authority for Industrial Development Revenue, 0.30%, 11/1/27, (Credit Support: Ginnie Mae), (LOC: PNC Bank NA)(a)	2,280,000
8,000,000	Philadelphia Authority for Industrial Development Revenue, 0.47%, 12/1/37, (LOC: Wachovia Bank NA)(a)	8,000,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 4,375,000	Philadelphia School District Refunding, GO, Sub-series D2, 0.27%, 9/1/11, (Credit Support: State Aid Withholding), (LOC: PNC Bank NA)(a)	$4,375,000
6,620,000	Westmoreland County Industrial Development Authority Revenue, Series B, 0.25%, 7/1/27, (LOC: Wachovia Bank NA)(a)	6,620,000
10,425,000	York County Industrial Development Authority Revenue, 0.30%, 7/1/37, (LOC: PNC Bank NA)(a)	10,425,000

		77,560,000

Rhode Island — 2.26%
9,475,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3273, 1.00%, 3/1/11, (Credit Support: MBIA-RE)(a)(b)	9,475,000

South Carolina — 4.11%
6,500,000	Cherokee County Revenue, 0.40%, 12/1/15, (LOC: LaSalle Bank NA)(a)	6,500,000
1,800,000	South Carolina Jobs-Economic Development Authority Refunding Revenue, Series C, 0.18%, 2/1/33, (LOC: BB&T Bank)(a)	1,800,000
8,895,000	South Carolina Jobs-Economic Development Authority Revenue, 0.47%, 5/1/29, (LOC: Wachovia Bank NA)(a)	8,895,000

		17,195,000

South Dakota — 3.02%
12,640,000	Sioux Falls Revenue, Putters Series 2057, 0.55%, 5/15/15, (Credit Support: MBIA-RE)(a)	12,640,000

Tennessee — 1.19%
5,000,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series A, 0.30%, 6/1/42, (Credit Support: Assured GTY)(a)	5,000,000

Texas — 2.14%
3,445,000	Crawford Education Facilities Corp. Revenue, 0.38%, 6/1/18, (LOC: U.S. Bank NA)(a)	3,445,000
5,510,000	Dallas Performing Arts Cultural Facilities Corp. Revenue, Series A, 0.30%, 9/1/41, (LOC: Bank of America NA)(a)	5,510,000

		8,955,000

Utah — 2.47%
5,675,000	Jordanelle Special Service District Revenue, 0.27%, 9/1/25, (LOC: Wells Fargo Bank NA)(a)	5,675,000
3,870,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 0.27%, 4/1/25, (LOC: Wells Fargo Bank NA)(a)	3,870,000
805,000	Sanpete County Revenue, 0.32%, 8/1/28, (LOC: U.S. Bank NA)(a)	805,000

		10,350,000

Virginia — 0.61%
2,560,000	Eclipse Funding Trust Revenue, Series 2007-0024, 0.25%, 2/1/15, (LOC: U.S. Bank NA)(a)	2,560,000

Washington — 2.92%
7,220,000	Washington Health Care Facilities Authority Revenue, 0.37%, 8/1/26, (LOC: Bank of America NA)(a)	7,220,000
2,000,000	Washington Health Care Facilities Authority Revenue, Series B, 0.17%, 8/15/44, (LOC: Wells Fargo Bank NA)(a)	2,000,000
3,000,000	Washington State Housing Finance Commission Revenue, The Overlake School Project, 0.27%, 10/1/29, (LOC: Wells Fargo Bank NA)(a)	3,000,000

		12,220,000

Wisconsin — 3.56%
4,100,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, Series B3, 0.35%, 10/1/33, (LOC: JP Morgan Chase Bank)(a)	4,100,000
8,905,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.27%, 6/1/28, (LOC: Wells Fargo Bank NA)(a)	8,905,000
1,880,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.38%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,880,000

		14,885,000

Total Municipal Bonds (Cost $407,250,000)		407,250,000

Shares
Investment Companies — 2.63%
4,424,536	Goldman Sachs Tax-Free Institutional Money Market Fund	4,424,536
6,607,774	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	6,607,774

Total Investment Companies (Cost $11,032,310)		11,032,310

Total Investments (Cost $418,282,310)(e) — 99.89%		418,282,310
Other assets in excess of liabilities — 0.11%		445,474

NET ASSETS — 100.00%		$418,727,784

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2009 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c)	Represents effective yield to maturity on date of purchase.

(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2009.

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

FSA – Financial Security Assurance

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 4.28%
Arizona — 0.18%
$1,000,000	Phoenix & Pima County Industrial Development Authority Revenue, Series 2A, 5.45%, 3/1/39, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 9/1/19 @ 103	$1,000,540

California — 0.42%
285,000	California Rural Home Mortgage Finance Authority Revenue, Series A, 4.20%, 2/1/27, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	264,449
975,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	960,882
490,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	467,401
750,000	Sacramento County Housing Authority Revenue, 5.00%, 1/20/48, (Credit Support: Ginnie Mae), Callable 7/20/17 @ 102	643,882

		2,336,614

Guam — 0.02%
140,000	Guam Power Authority Revenue, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC), Callable 10/1/09 @ 101	119,857

Massachusetts — 1.10%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: MBIA-IBC), Callable 6/1/17 @ 100	6,201,850

New York — 1.49%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	655,417
7,750,000	New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36, (Credit Support: Fannie Mae), Callable 11/1/15 @ 100	6,877,273
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	853,090

		8,385,780

Ohio — 0.15%
860,000	Ohio Housing Finance Agency Refunding Revenue, 5.32%, 9/1/38, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/16 @ 100	833,968

Texas — 0.19%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)	1,041,416

Utah — 0.73%
1,425,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/1/17 @ 100	1,410,451
2,695,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	2,669,262

		4,079,713

Total Municipal Bonds (Cost $23,273,396)		23,999,738

Corporate Bonds — 0.39%
Diversified Financials — 0.39%
575,000	Atlantic Marine Corps Communities LLC 5.34%, 12/1/49, (Credit Support: MBIA)(a)	374,457
1,395,000	Fort Knox Military Housing Privatization Project 0.66%, 2/15/49, (Credit Support: AMBAC)(b)(c)(d)	710,293
2,000,000	Pacific Beacon LLC 1.53%, 7/15/49, (Credit Support: MBIA)(a)(b)	1,099,851

Total Corporate Bonds (Cost $3,861,386)		2,184,601

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 99.24%
Fannie Mae — 68.99%
$ 2,279,250	(TBA), 4.50%, 7/1/39	$2,277,411
3,000,000	(TBA), 4.86%, 8/1/19	3,072,188
650,000	(TBA), 5.00%, 2/1/17	668,915
11,294,177	5.12%, 7/25/41	11,629,876
61,879	Pool #253173, 7.50%, 1/1/30	67,866
27,128	Pool #253174, 7.25%, 12/1/29	29,446
144,158	Pool #253212, 7.50%, 1/1/30	157,768
49,614	Pool #253214, 7.00%, 1/1/15	52,662
311,686	Pool #257611, 5.50%, 5/1/38	323,744
53,263	Pool #257612, 5.00%, 5/1/38	54,581
397,989	Pool #257613, 5.50%, 6/1/38	415,375
367,270	Pool #257631, 6.00%, 7/1/38	386,136
512,954	Pool #257632, 5.50%, 7/1/38	532,797
300,232	Pool #257649, 5.50%, 7/1/38	311,847
229,901	Pool #257656, 6.00%, 8/1/38	241,710
476,781	Pool #257663, 5.50%, 8/1/38	495,225
930,840	Pool #257857, 6.00%, 12/1/37	978,855
192,410	Pool #257868, 6.50%, 11/1/37	206,153
191,923	Pool #257869, 5.50%, 12/1/37	200,318
251,468	Pool #257875, 5.50%, 12/1/37	261,210
608,087	Pool #257890, 5.50%, 2/1/38	631,645
3,390,155	Pool #257892, 5.50%, 2/1/38	3,521,299
1,069,238	Pool #257893, 6.00%, 2/1/38	1,124,164
350,575	Pool #257897, 5.50%, 2/1/38	364,137
234,368	Pool #257898, 6.00%, 2/1/38	246,407
102,157	Pool #257899, 5.00%, 2/1/38	104,685
224,113	Pool #257900, 5.00%, 1/1/38	230,780
431,201	Pool #257901, 5.50%, 2/1/38	450,038
56,181	Pool #257902, 6.00%, 2/1/38	59,348
448,119	Pool #257903, 5.50%, 2/1/38	465,454
370,251	Pool #257904, 6.00%, 2/1/38	389,271
192,563	Pool #257913, 5.50%, 1/1/38	200,023
131,859	Pool #257914, 6.00%, 1/1/38	138,633
116,748	Pool #257919, 6.00%, 2/1/38	122,745
221,684	Pool #257926, 5.50%, 3/1/38	230,259
158,452	Pool #257927, 5.50%, 3/1/38	164,581
165,520	Pool #257928, 6.00%, 3/1/38	174,022
309,001	Pool #257942, 5.50%, 4/1/38	320,954
107,111	Pool #257943, 6.00%, 4/1/38	112,613
101,526	Pool #257973, 5.00%, 5/1/38	104,039
907,777	Pool #257974, 5.50%, 4/1/38	942,894
86,945	Pool #257995, 6.00%, 7/1/38	91,411
969,979	Pool #258000, 5.00%, 4/1/34	996,464
169,937	Pool #258001, 5.00%, 3/1/34	174,577
446,185	Pool #258002, 5.00%, 4/1/34	458,368
115,780	Pool #258005, 5.50%, 3/1/34	120,645
75,251	Pool #258022, 5.50%, 5/1/34	78,414
1,028,586	Pool #258024, 5.00%, 6/1/34	1,056,671
308,724	Pool #258027, 5.00%, 5/1/34	317,154
28,135	Pool #258028, 5.00%, 5/1/34	28,903
119,715	Pool #258030, 5.00%, 5/1/34	122,984
77,195	Pool #258031, 5.00%, 5/1/34	79,303
402,623	Pool #258049, 5.00%, 5/1/34	413,616
58,845	Pool #258050, 5.50%, 5/1/34	61,317
49,707	Pool #258051, 5.00%, 5/1/34	51,064
535,311	Pool #258070, 5.00%, 6/1/34	549,928
169,612	Pool #258090, 5.00%, 6/1/34	174,243
338,582	Pool #258092, 5.50%, 6/1/34	352,809
175,495	Pool #258093, 5.50%, 6/1/34	182,869
83,290	Pool #258094, 5.00%, 6/1/34	85,564
62,863	Pool #258095, 5.50%, 7/1/34	65,504
81,705	Pool #258097, 5.50%, 6/1/34	85,138
51,492	Pool #258121, 5.50%, 6/1/34	53,655
322,058	Pool #258152, 5.50%, 8/1/34	335,591
471,606	Pool #258157, 5.00%, 8/1/34	484,483
197,054	Pool #258163, 5.50%, 8/1/34	205,334
131,259	Pool #258165, 5.50%, 8/1/34	136,775
141,159	Pool #258166, 5.50%, 9/1/34	147,091
228,268	Pool #258171, 5.50%, 10/1/34	237,860
445,143	Pool #258173, 5.50%, 10/1/34	463,848
241	Pool #258174, 5.50%, 10/1/34	251
199,314	Pool #258175, 5.50%, 9/1/34	207,689
307,576	Pool #258180, 5.00%, 10/1/34	315,975
164,717	Pool #258182, 5.00%, 10/1/34	169,215
87,029	Pool #258185, 5.50%, 10/1/34	90,687
171,761	Pool #258186, 5.50%, 11/1/34	178,979
150,520	Pool #258187, 5.50%, 11/1/34	156,845
887,977	Pool #258188, 5.50%, 11/1/34	925,291
239,557	Pool #258198, 5.50%, 10/1/34	249,623
98,583	Pool #258199, 5.50%, 9/1/34	102,726
124,443	Pool #258200, 5.50%, 11/1/34	129,672
238,850	Pool #258203, 5.50%, 10/1/34	248,887
181,682	Pool #258208, 5.50%, 11/1/34	189,317
159,993	Pool #258210, 5.50%, 11/1/34	166,717
112,546	Pool #258221, 5.50%, 11/1/34	117,276
49,263	Pool #258222, 5.00%, 11/1/34	50,608
140,103	Pool #258224, 5.50%, 12/1/34	145,991
146,358	Pool #258225, 5.50%, 11/1/34	152,508
292,309	Pool #258236, 5.00%, 12/1/34	300,291
178,415	Pool #258237, 5.50%, 1/1/35	185,745
1,108,175	Pool #258238, 5.00%, 1/1/35	1,138,434
45,865	Pool #258245, 5.50%, 12/1/34	47,793
116,810	Pool #258249, 5.00%, 12/1/34	119,999
102,136	Pool #258250, 5.50%, 11/1/34	106,938
155,976	Pool #258251, 5.50%, 1/1/35	162,530
82,360	Pool #258252, 5.50%, 12/1/34	85,821
430,792	Pool #258254, 5.50%, 12/1/34	448,895
898	Pool #258255, 5.50%, 1/1/35	936
142,942	Pool #258258, 5.00%, 1/1/35	146,755
431,326	Pool #258300, 5.00%, 3/1/35	442,833
141,157	Pool #258301, 5.50%, 2/1/35	146,956
197,340	Pool #258302, 5.00%, 3/1/35	202,605
296,179	Pool #258303, 5.00%, 2/1/35	305,562

37

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 280,957	Pool #258304, 5.00%, 2/1/35	$288,453
418,518	Pool #258305, 5.00%, 3/1/35	429,684
19,765	Pool #258311, 5.00%, 2/1/35	20,292
84,087	Pool #258312, 5.50%, 2/1/35	87,542
325,960	Pool #258324, 5.50%, 4/1/35	339,352
334,622	Pool #258325, 5.50%, 4/1/35	348,369
397,933	Pool #258333, 5.00%, 4/1/35	408,549
350,953	Pool #258336, 5.00%, 4/1/35	360,316
137,939	Pool #258337, 5.00%, 4/1/35	141,619
315,626	Pool #258338, 5.00%, 4/1/35	324,047
262,769	Pool #258339, 5.00%, 4/1/35	269,779
77,273	Pool #258340, 5.00%, 3/1/35	79,335
93,563	Pool #258341, 5.00%, 4/1/35	96,060
102,965	Pool #258342, 5.00%, 4/1/35	106,227
516,463	Pool #258343, 5.00%, 4/1/35	530,242
126,945	Pool #258344, 5.00%, 3/1/35	130,332
84,729	Pool #258345, 5.00%, 3/1/35	86,989
241,674	Pool #258346, 5.00%, 3/1/35	248,122
1,108,262	Pool #258347, 5.00%, 4/1/35	1,137,830
91,204	Pool #258348, 5.00%, 4/1/35	93,637
250,486	Pool #258388, 5.50%, 6/1/35	260,777
500,522	Pool #258392, 5.00%, 6/1/35	513,875
621,494	Pool #258393, 5.00%, 5/1/35	638,075
284,436	Pool #258394, 5.00%, 5/1/35	292,025
404,188	Pool #258395, 5.50%, 6/1/35	420,793
213,238	Pool #258400, 5.00%, 6/1/35	218,927
532,718	Pool #258402, 5.00%, 6/1/35	546,930
75,504	Pool #258403, 5.00%, 6/1/35	77,519
101,641	Pool #258404, 5.00%, 6/1/35	104,353
87,408	Pool #258406, 5.50%, 5/1/35	90,999
177,661	Pool #258407, 5.00%, 5/1/35	182,401
57,835	Pool #258408, 5.00%, 5/1/34	59,414
205,851	Pool #258409, 5.00%, 5/1/35	211,343
111,786	Pool #258410, 5.00%, 4/1/35	114,768
121,216	Pool #258411, 5.50%, 5/1/35	126,196
160,647	Pool #258422, 5.00%, 6/1/35	164,933
140,802	Pool #258427, 5.00%, 7/1/35	144,559
167,803	Pool #258428, 5.00%, 7/1/35	172,280
92,608	Pool #258439, 5.50%, 6/1/35	96,413
418,018	Pool #258448, 5.00%, 8/1/35	429,171
138,221	Pool #258449, 5.50%, 7/1/35	143,899
767,395	Pool #258450, 5.50%, 8/1/35	798,923
56,856	Pool #258451, 5.50%, 7/1/35	59,191
164,508	Pool #258454, 5.50%, 7/1/35	171,267
344,758	Pool #258456, 5.00%, 8/1/35	353,956
128,689	Pool #258457, 5.00%, 8/1/35	132,122
573,272	Pool #258460, 5.00%, 8/1/35	588,567
166,338	Pool #258470, 5.00%, 7/1/35	170,776
225,675	Pool #258479, 5.50%, 7/1/35	234,946
544,341	Pool #258480, 5.00%, 8/1/35	558,864
160,145	Pool #258551, 5.50%, 11/1/35	166,724
347,968	Pool #258552, 5.00%, 11/1/35	357,252
60,776	Pool #258555, 5.00%, 10/1/35	62,397
114,636	Pool #258556, 5.50%, 11/1/35	119,346
126,663	Pool #258562, 5.50%, 11/1/35	131,867
115,777	Pool #258569, 5.00%, 10/1/35	118,866
1,371,794	Pool #258571, 5.50%, 11/1/35	1,428,153
163,768	Pool #258595, 5.50%, 12/1/35	170,496
490,360	Pool #258596, 6.00%, 12/1/35	516,880
123,668	Pool #258598, 5.00%, 12/1/35	126,967
186,064	Pool #258599, 5.50%, 1/1/36	193,388
267,829	Pool #258600, 6.00%, 1/1/36	281,896
113,881	Pool #258610, 5.50%, 8/1/35	118,559
168,519	Pool #258621, 5.50%, 1/1/36	175,153
1,721,361	Pool #258627, 5.50%, 2/1/36	1,792,082
177,747	Pool #258633, 5.50%, 12/1/35	185,050
398,860	Pool #258634, 5.50%, 2/1/36	414,561
616,589	Pool #258643, 5.50%, 1/1/36	641,920
661,859	Pool #258644, 5.50%, 2/1/36	687,913
98,926	Pool #258650, 5.50%, 1/1/36	102,820
129,085	Pool #258651, 5.00%, 1/1/36	132,347
904,752	Pool #258658, 5.50%, 3/1/36	940,368
116,699	Pool #258663, 5.50%, 2/1/36	121,293
204,334	Pool #258721, 5.50%, 4/1/36	212,378
150,618	Pool #258736, 5.00%, 3/1/36	154,425
145,753	Pool #258737, 5.50%, 12/1/35	151,969
90,606	Pool #258763, 6.00%, 5/1/36	95,365
248,924	Pool #258765, 6.00%, 5/1/36	261,998
181,498	Pool #258766, 5.50%, 5/1/36	188,642
517,840	Pool #258767, 6.00%, 6/1/36	545,037
158,048	Pool #258773, 5.50%, 6/1/36	164,269
226,080	Pool #258779, 6.00%, 5/1/36	237,953
54,813	Pool #259004, 8.00%, 2/1/30	60,082
37,982	Pool #259011, 8.00%, 3/1/30	41,634
65,468	Pool #259030, 8.00%, 4/1/30	71,762
17,471	Pool #259178, 6.50%, 3/1/31	18,863
341,198	Pool #259181, 6.50%, 3/1/31	368,394
180,475	Pool #259187, 6.50%, 4/1/31	194,860
92,954	Pool #259190, 6.50%, 4/1/31	100,364
169,950	Pool #259191, 6.50%, 4/1/31	183,496
146,935	Pool #259201, 6.50%, 4/1/31	158,646
43,004	Pool #259213, 6.50%, 5/1/31	46,499
147,016	Pool #259256, 6.50%, 8/1/31	158,734
40,304	Pool #259284, 6.50%, 8/1/31	43,516
46,281	Pool #259306, 6.50%, 9/1/31	49,970
88,932	Pool #259309, 6.50%, 10/1/31	96,021
319,630	Pool #259316, 6.50%, 11/1/31	345,107
179,405	Pool #259327, 6.00%, 11/1/31	190,173
26,819	Pool #259331, 6.00%, 11/1/31	28,428
67,837	Pool #259333, 6.50%, 10/1/31	73,244
124,367	Pool #259369, 6.00%, 1/1/32	131,832
81,534	Pool #259372, 6.00%, 1/1/32	86,427
79,551	Pool #259376, 6.00%, 1/1/32	84,275
83,832	Pool #259377, 6.50%, 12/1/31	90,514
41,120	Pool #259378, 6.00%, 12/1/31	43,588
180,837	Pool #259390, 6.00%, 1/1/32	191,578
90,345	Pool #259391, 6.00%, 1/1/32	95,767
99,518	Pool #259392, 6.50%, 1/1/32	107,419

38

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 114,902	Pool #259393, 6.00%, 1/1/32	$121,726
147,746	Pool #259397, 6.00%, 2/1/32	156,521
54,247	Pool #259398, 6.50%, 2/1/32	58,554
88,903	Pool #259440, 6.50%, 4/1/32	96,406
111,340	Pool #259522, 6.50%, 7/1/32	120,180
100,267	Pool #259560, 6.00%, 9/1/32	106,222
226,998	Pool #259590, 5.50%, 11/1/32	236,891
86,116	Pool #259592, 5.50%, 10/1/32	89,869
113,722	Pool #259593, 6.00%, 10/1/32	120,476
174,056	Pool #259598, 6.00%, 10/1/32	184,394
53,675	Pool #259599, 6.00%, 10/1/32	56,863
125,212	Pool #259601, 5.50%, 11/1/32	130,669
104,096	Pool #259607, 5.50%, 11/1/32	108,633
161,204	Pool #259610, 5.50%, 11/1/32	168,230
289,887	Pool #259611, 5.50%, 11/1/32	302,522
84,350	Pool #259612, 5.50%, 11/1/32	88,026
230,660	Pool #259614, 6.00%, 11/1/32	244,360
116,529	Pool #259623, 5.50%, 12/1/32	121,608
111,201	Pool #259625, 6.00%, 11/1/32	117,806
102,959	Pool #259634, 5.50%, 12/1/32	107,447
278,896	Pool #259650, 5.50%, 2/1/33	290,790
76,682	Pool #259655, 5.50%, 2/1/33	79,952
135,946	Pool #259656, 5.50%, 2/1/33	141,743
125,635	Pool #259658, 5.50%, 2/1/33	130,993
673,246	Pool #259659, 5.50%, 2/1/33	701,958
206,323	Pool #259665, 5.50%, 1/1/33	215,122
233,473	Pool #259667, 5.50%, 2/1/33	243,430
42,540	Pool #259671, 5.50%, 2/1/33	44,354
182,916	Pool #259686, 5.50%, 3/1/33	190,717
72,896	Pool #259689, 5.50%, 3/1/33	76,004
52,956	Pool #259722, 5.00%, 5/1/33	54,444
156,485	Pool #259723, 5.00%, 5/1/33	160,880
63,607	Pool #259724, 5.00%, 5/1/33	65,683
370,406	Pool #259725, 5.00%, 5/1/33	380,809
79,993	Pool #259726, 5.00%, 5/1/33	82,239
221,966	Pool #259728, 5.00%, 6/1/33	228,200
136,836	Pool #259729, 5.00%, 6/1/33	140,680
178,215	Pool #259731, 5.00%, 6/1/33	183,220
50,190	Pool #259732, 5.50%, 5/1/33	52,330
144,183	Pool #259733, 5.50%, 6/1/33	150,332
86,181	Pool #259734, 5.50%, 5/1/33	89,856
127,027	Pool #259735, 5.50%, 6/1/33	132,444
389,982	Pool #259748, 5.00%, 6/1/33	400,935
227,437	Pool #259753, 5.00%, 7/1/33	233,825
82,540	Pool #259757, 5.00%, 6/1/33	84,858
673,168	Pool #259761, 5.00%, 6/1/33	692,075
306,991	Pool #259764, 5.00%, 7/1/33	315,613
276,352	Pool #259765, 5.00%, 7/1/33	284,114
204,025	Pool #259776, 5.00%, 6/1/33	209,756
157,586	Pool #259777, 5.00%, 7/1/33	162,012
175,706	Pool #259779, 5.00%, 7/1/33	180,640
116,170	Pool #259780, 5.00%, 7/1/33	119,432
105,869	Pool #259781, 5.00%, 7/1/33	108,842
114,458	Pool #259782, 5.00%, 7/1/33	117,673
64,947	Pool #259789, 5.00%, 7/1/33	66,771
119,323	Pool #259807, 5.00%, 8/1/33	122,674
232,310	Pool #259808, 5.00%, 8/1/33	238,835
155,187	Pool #259809, 5.00%, 8/1/33	159,546
688,389	Pool #259816, 5.00%, 8/1/33	707,724
36,086	Pool #259819, 5.00%, 8/1/33	37,100
93,720	Pool #259820, 5.00%, 8/1/33	96,352
260,424	Pool #259821, 5.00%, 7/1/33	269,040
471,483	Pool #259830, 5.00%, 8/1/33	487,083
785,730	Pool #259848, 5.00%, 9/1/33	807,798
139,130	Pool #259862, 5.50%, 9/1/33	145,063
270,999	Pool #259863, 5.50%, 10/1/33	282,556
187,632	Pool #259867, 5.50%, 10/1/33	195,634
346,525	Pool #259869, 5.50%, 10/1/33	361,303
118,873	Pool #259871, 5.50%, 9/1/33	123,942
321,058	Pool #259872, 5.50%, 11/1/33	334,750
186,384	Pool #259873, 5.50%, 10/1/33	194,333
153,329	Pool #259875, 5.50%, 10/1/33	159,868
89,123	Pool #259876, 5.50%, 10/1/33	92,924
98,633	Pool #259877, 5.50%, 9/1/33	102,839
228,932	Pool #259879, 5.50%, 10/1/33	238,695
133,984	Pool #259884, 5.50%, 11/1/33	139,698
47,905	Pool #259886, 5.50%, 10/1/33	49,948
251,735	Pool #259903, 5.50%, 11/1/33	262,471
41,848	Pool #259904, 5.50%, 11/1/33	43,633
326,473	Pool #259906, 5.50%, 11/1/33	340,396
238,796	Pool #259908, 5.50%, 11/1/33	248,980
149,570	Pool #259926, 5.50%, 12/1/33	155,948
64,725	Pool #259928, 5.50%, 12/1/33	67,486
319,040	Pool #259930, 5.00%, 11/1/33	328,000
174,343	Pool #259936, 5.50%, 11/1/33	181,778
231,769	Pool #259938, 5.50%, 12/1/33	241,654
24,997	Pool #259939, 5.50%, 11/1/33	26,063
141,760	Pool #259944, 5.50%, 1/1/34	147,717
110,495	Pool #259946, 5.50%, 12/1/33	115,207
287,564	Pool #259961, 5.50%, 3/1/34	299,647
257,164	Pool #259962, 5.50%, 3/1/34	267,970
428,976	Pool #259976, 5.00%, 3/1/34	440,689
147,384	Pool #259977, 5.00%, 3/1/34	151,408
49,222	Pool #259998, 5.00%, 3/1/34	50,565
759,021	Pool #380307, 6.53%, 6/1/16	821,767
651,493	Pool #381985, 7.97%, 9/1/17	746,264
573,302	Pool #382373, 7.58%, 5/1/18	658,933
619,051	Pool #383765, 6.70%, 6/1/19	688,413
1,124,461	Pool #383783, 6.38%, 5/1/11	1,189,736
997,353	Pool #385869, 5.41%, 2/1/21	1,031,998
2,393,240	Pool #386129, 5.43%, 5/1/21	2,475,223
2,435,309	Pool #386602, 4.66%, 10/1/13	2,537,176
4,735,321	Pool #386608, 5.37%, 11/1/21	4,869,098
2,745,997	Pool #386641, 5.80%, 12/1/33	2,890,244
723,252	Pool #386674, 5.51%, 11/1/21	749,677
461,583	Pool #386862, 4.78%, 5/1/14	480,914
3,694,400	Pool #387374, 5.60%, 5/1/23	3,899,580
923,180	Pool #387446, 5.22%, 6/1/20	949,176

39

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 944,184	Pool #387472, 4.89%, 6/1/15	$987,723
9,514,753	Pool #387590, 4.90%, 9/1/15	9,957,028
363,585	Pool #557295, 7.00%, 12/1/29	401,014
31,405	Pool #572424, 6.50%, 3/1/31	33,908
56,471	Pool #575886, 7.50%, 1/1/31	61,935
105,608	Pool #576445, 6.00%, 1/1/31	111,946
59,248	Pool #576520, 5.50%, 3/1/16	62,818
57,511	Pool #577906, 6.50%, 4/1/31	62,095
243,435	Pool #579402, 6.50%, 4/1/31	263,218
296,792	Pool #583728, 6.50%, 6/1/31	320,449
239,704	Pool #585148, 6.50%, 7/1/31	258,810
231,711	Pool #590931, 6.50%, 7/1/31	250,542
170,662	Pool #590932, 6.50%, 7/1/31	184,265
265,453	Pool #590933, 6.50%, 7/1/31	287,026
62,244	Pool #591063, 6.50%, 7/1/31	67,205
314,443	Pool #601865, 6.50%, 4/1/31	340,587
165,986	Pool #601868, 6.00%, 7/1/29	176,363
277,969	Pool #607611, 6.50%, 11/1/31	300,125
135,171	Pool #613125, 6.50%, 10/1/31	145,945
95,239	Pool #624103, 6.00%, 2/1/32	100,956
918,435	Pool #634271, 6.50%, 5/1/32	991,354
340,279	Pool #640146, 5.00%, 12/1/17	358,122
159,963	Pool #644232, 6.50%, 6/1/32	172,714
227,274	Pool #644432, 6.50%, 7/1/32	246,455
54,484	Pool #644437, 6.50%, 6/1/32	58,810
234,791	Pool #647461, 6.00%, 6/1/32	248,737
387,722	Pool #656835, 5.50%, 11/1/32	406,559
124,198	Pool #657250, 6.00%, 10/1/32	131,575
5,494,972	Pool #663159, 5.00%, 7/1/32	5,668,879
108,787	Pool #666206, 5.50%, 9/1/32	113,528
301,214	Pool #670278, 5.50%, 11/1/32	314,342
153,880	Pool #670285, 5.50%, 12/1/32	160,586
258,627	Pool #676702, 5.50%, 11/1/32	269,899
286,672	Pool #677591, 5.50%, 12/1/32	299,166
1,036,096	Pool #679004, 5.00%, 9/1/32	1,067,041
865,305	Pool #679006, 6.00%, 8/1/32	916,699
211,560	Pool #681752, 5.50%, 12/1/32	221,838
315,888	Pool #681819, 5.50%, 1/1/33	329,359
1,143,453	Pool #681883, 6.00%, 3/1/33	1,209,938
473,644	Pool #683087, 5.00%, 1/1/18	498,481
487,177	Pool #684570, 5.00%, 12/1/32	501,728
372,747	Pool #684644, 4.50%, 6/1/18	388,573
470,583	Pool #686542, 5.50%, 3/1/33	491,877
217,953	Pool #686544, 5.50%, 2/1/33	227,452
404,026	Pool #686565, 5.50%, 4/1/33	421,256
355,339	Pool #688972, 5.50%, 4/1/33	370,493
416,235	Pool #689034, 5.00%, 5/1/33	427,925
340,478	Pool #689667, 5.50%, 4/1/33	355,317
505,366	Pool #695960, 5.00%, 1/1/33	520,460
878,107	Pool #695961, 5.50%, 1/1/33	916,379
336,282	Pool #695962, 6.00%, 11/1/32	356,255
111,455	Pool #695963, 6.50%, 11/1/32	120,304
760,620	Pool #696407, 5.50%, 4/1/33	793,058
2,963,249	Pool #702478, 5.50%, 6/1/33	3,089,621
866,518	Pool #702479, 5.00%, 6/1/33	890,855
494,778	Pool #703210, 5.50%, 9/1/32	517,168
1,022,173	Pool #703851, 5.50%, 4/1/33	1,065,765
227,270	Pool #705576, 5.50%, 5/1/33	236,962
1,397,354	Pool #720025, 5.00%, 8/1/33	1,436,600
1,524,731	Pool #723066, 5.00%, 4/1/33	1,567,554
1,062,514	Pool #723067, 5.50%, 5/1/33	1,107,827
816,627	Pool #723068, 4.50%, 5/1/33	824,148
858,369	Pool #723070, 4.50%, 5/1/33	865,335
703,775	Pool #723074, 4.50%, 5/1/33	709,486
859,046	Pool #723328, 5.00%, 9/1/33	883,174
205,863	Pool #723728, 5.00%, 7/1/33	211,645
162,542	Pool #723730, 5.50%, 7/1/33	169,474
793,448	Pool #727311, 4.50%, 9/1/33	799,887
3,667,810	Pool #727312, 5.00%, 9/1/33	3,770,824
591,377	Pool #727315, 6.00%, 10/1/33	626,531
706,931	Pool #728648, 5.00%, 7/1/33	726,786
1,559,980	Pool #737198, 5.00%, 8/1/33	7,765
1,670,162	Pool #737250, 5.00%, 8/1/33	8,351
1,512,187	Pool #738589, 5.00%, 9/1/33	1,554,658
449,999	Pool #738683, 5.00%, 9/1/33	462,638
1,638,981	Pool #739269, 5.00%, 9/1/33	1,685,013
486,374	Pool #743593, 5.50%, 10/1/33	507,116
544,783	Pool #743595, 5.50%, 10/1/33	568,016
316,497	Pool #748041, 4.50%, 10/1/33	319,635
1,220,954	Pool #749891, 5.00%, 9/1/33	1,255,246
860,436	Pool #749897, 4.50%, 9/1/33	867,419
523,325	Pool #750984, 5.00%, 12/1/18	550,603
554,777	Pool #751008, 5.00%, 12/1/18	583,695
660,623	Pool #753533, 5.00%, 11/1/33	679,177
317,245	Pool #755679, 6.00%, 1/1/34	335,691
520,733	Pool #755745, 5.00%, 1/1/34	535,359
549,781	Pool #755746, 5.50%, 12/1/33	573,227
400,477	Pool #755780, 5.50%, 2/1/34	417,306
557,072	Pool #763551, 5.50%, 3/1/34	580,926
1,347,406	Pool #763820, 5.50%, 1/1/34	1,404,026
686,592	Pool #763824, 5.00%, 3/1/34	705,339
662,619	Pool #765216, 5.00%, 1/1/19	695,088
799,895	Pool #765217, 4.50%, 1/1/19	832,608
465,620	Pool #765296, 5.00%, 2/1/34	478,334
559,920	Pool #765306, 5.00%, 2/1/19	587,916
130,686	Pool #770099, 5.50%, 2/1/34	136,178
464,172	Pool #773084, 4.50%, 3/1/19	483,155
440,276	Pool #773091, 4.00%, 3/1/19	450,778
446,036	Pool #773096, 4.50%, 3/1/19	464,277
837,869	Pool #773175, 5.00%, 5/1/34	860,747
200,074	Pool #773188, 6.00%, 7/1/34	211,395
648,430	Pool #773476, 5.50%, 7/1/19	686,687
791,770	Pool #773547, 5.00%, 5/1/34	813,389
853,459	Pool #773553, 5.00%, 4/1/34	876,763
1,129,824	Pool #773568, 5.50%, 5/1/34	1,177,301
485,156	Pool #773575, 6.00%, 7/1/34	512,607
779,095	Pool #776849, 5.00%, 11/1/34	800,368
966,599	Pool #776850, 5.50%, 11/1/34	1,007,217

40

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 396,236	Pool #776851, 6.00%, 10/1/34	$418,656
878,170	Pool #777444, 5.50%, 5/1/34	915,072
3,054,124	Pool #777621, 5.00%, 2/1/34	3,139,902
1,210,142	Pool #777622, 5.00%, 1/1/34	1,244,130
867,832	Pool #777627, 5.00%, 2/1/34	892,206
682	Pool #779124, 5.00%, 5/1/34	700
475,609	Pool #781437, 6.00%, 8/1/34	502,520
757,111	Pool #781741, 6.00%, 9/1/34	799,950
745,283	Pool #781907, 5.00%, 2/1/21	778,308
1,163,860	Pool #781954, 5.00%, 6/1/34	1,195,639
952,752	Pool #781959, 5.50%, 6/1/34	992,788
681,837	Pool #781960, 5.50%, 6/1/34	710,489
755,082	Pool #783893, 5.50%, 12/1/34	786,812
751,738	Pool #783929, 5.50%, 10/1/34	783,327
399,593	Pool #788329, 6.50%, 8/1/34	429,945
184,931	Pool #790282, 6.00%, 7/1/34	195,394
399,905	Pool #797623, 5.00%, 7/1/35	410,574
175,100	Pool #797626, 5.50%, 7/1/35	182,294
207,754	Pool #797627, 5.00%, 7/1/35	213,297
265,288	Pool #797674, 5.50%, 9/1/35	276,187
1,312,273	Pool #798725, 5.50%, 11/1/34	1,367,417
472,614	Pool #799547, 5.50%, 9/1/34	492,474
351,735	Pool #799548, 6.00%, 9/1/34	372,186
3,438,525	Pool #806754, 4.50%, 9/1/34	3,463,743
1,129,609	Pool #806757, 6.00%, 9/1/34	1,193,524
3,811,047	Pool #806759, 4.50%, 9/1/34	3,841,665
5,645,795	Pool #806761, 5.50%, 9/1/34	5,883,040
587,290	Pool #808185, 5.50%, 3/1/35	611,418
1,152,681	Pool #808205, 5.00%, 1/1/35	1,183,434
94,936	Pool #813941, 4.50%, 11/1/20	98,374
114,302	Pool #813942, 5.00%, 11/1/20	119,653
2,268,763	Pool #815009, 5.00%, 4/1/35	2,329,292
1,268,689	Pool #817641, 5.00%, 11/1/35	1,302,537
1,336,287	Pool #820334, 5.00%, 9/1/35	1,371,939
1,052,819	Pool #820335, 5.00%, 9/1/35	1,080,907
746,160	Pool #820336, 5.00%, 9/1/35	767,000
1,320,917	Pool #822008, 5.00%, 5/1/35	1,356,158
856,363	Pool #822891, 6.00%, 1/1/36	901,339
1,928,851	Pool #829005, 5.00%, 8/1/35	1,980,312
225,456	Pool #829006, 5.50%, 9/1/35	234,719
490,468	Pool #829007, 4.50%, 8/1/35	493,605
189,224	Pool #829117, 5.50%, 9/1/35	196,998
90,304	Pool #829118, 5.50%, 9/1/35	94,015
992,145	Pool #829274, 5.00%, 8/1/35	1,018,616
1,457,578	Pool #829275, 5.00%, 8/1/35	1,496,466
1,482,308	Pool #829276, 5.00%, 8/1/35	1,521,856
1,272,074	Pool #829277, 5.00%, 8/1/35	1,306,012
215,928	Pool #829356, 5.00%, 9/1/35	221,689
3,614,166	Pool #829649, 5.50%, 3/1/35	3,766,039
1,441,781	Pool #835287, 5.00%, 8/1/35	1,480,247
264,578	Pool #843586, 5.50%, 11/1/35	275,448
278,493	Pool #843587, 6.00%, 12/1/35	293,554
4,648,165	Pool #844361, 5.50%, 11/1/35	4,839,131
1,103,016	Pool #845245, 5.50%, 11/1/35	1,148,332
657,472	Pool #845246, 5.00%, 11/1/35	675,013
2,591,851	Pool #866969, 6.00%, 2/1/36	2,727,974
827,056	Pool #867410, 5.50%, 4/1/36	859,613
364,208	Pool #867569, 6.00%, 2/1/36	383,336
366,295	Pool #867574, 5.50%, 2/1/36	380,715
746,776	Pool #868849, 6.00%, 4/1/36	785,996
979,349	Pool #870599, 6.00%, 6/1/36	1,030,784
814,643	Pool #870684, 6.00%, 7/1/36	857,428
1,101,864	Pool #871072, 5.50%, 2/1/37	1,144,550
773,783	Pool #873819, 6.39%, 8/1/24	856,539
5,192,685	Pool #874136, 5.57%, 12/1/16	5,587,405
3,295,784	Pool #874900, 5.45%, 10/1/17	3,520,531
1,051,839	Pool #881425, 6.00%, 7/1/36	1,107,081
869,356	Pool #882044, 6.00%, 5/1/36	916,373
547,354	Pool #883589, 6.00%, 4/1/36	576,100
745,481	Pool #884693, 5.50%, 4/1/36	774,828
4,123,264	Pool #885724, 5.50%, 6/1/36	4,285,577
918,328	Pool #899800, 6.00%, 8/1/37	966,284
715,221	Pool #901412, 6.00%, 8/1/36	752,784
1,213,731	Pool #905438, 6.00%, 11/1/36	1,277,475
835,426	Pool #907646, 6.00%, 1/1/37	879,303
1,023,261	Pool #908671, 6.00%, 1/1/37	1,077,002
1,651,568	Pool #908672, 5.50%, 1/1/37	1,716,582
1,513,010	Pool #911730, 5.50%, 12/1/21	1,594,239
1,217,575	Pool #913995, 6.01%, 2/1/37(b)	1,285,832
1,278,074	Pool #914428, 5.50%, 2/1/37	1,327,587
915,999	Pool #915944, 5.50%, 3/1/37	951,485
1,048,794	Pool #919368, 5.50%, 4/1/37	1,089,424
853,007	Pool #920972, 5.95%, 1/1/37(b)	897,552
1,496,771	Pool #922582, 6.00%, 12/1/36	1,575,380
999,792	Pool #939465, 5.50%, 6/1/37	1,038,525
2,142,177	Pool #941204, 5.50%, 6/1/37	2,225,166
1,049,846	Pool #941205, 5.00%, 5/1/37	1,076,379
1,346,052	Pool #941206, 5.50%, 5/1/37	1,398,198
799,600	Pool #941487, 6.00%, 8/1/37	840,845
852,844	Pool #943394, 5.50%, 6/1/37	885,884
1,732,264	Pool #944502, 6.00%, 6/1/37	1,823,242
908,137	Pool #945853, 6.00%, 7/1/37	954,980
1,039,627	Pool #948600, 6.00%, 8/1/37	1,093,253
1,075,160	Pool #948672, 5.50%, 8/1/37	1,117,565
2,187,531	Pool #952598, 6.00%, 7/1/37	2,302,419
1,102,084	Pool #952623, 6.00%, 8/1/37	1,158,932
2,384,692	Pool #952632, 6.00%, 7/1/37	2,507,699
982,520	Pool #952649, 6.00%, 7/1/37	1,034,122
1,332,515	Pool #952659, 6.00%, 8/1/37	1,402,498
940,783	Pool #952665, 6.00%, 8/1/37	989,311
900,742	Pool #952678, 6.50%, 8/1/37	965,078
648,014	Pool #952693, 6.50%, 8/1/37	694,299
1,403,796	Pool #956050, 6.00%, 12/1/37	1,478,874
2,666,704	Pool #957324, 5.43%, 5/1/18	2,774,812
399,649	Pool #958502, 5.07%, 1/1/39	414,897
998,225	Pool #960919, 5.00%, 2/1/38	1,022,929
636,366	Pool #965239, 5.84%, 9/1/38	666,311
427,471	Pool #972648, 5.50%, 2/1/38	444,008

41

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$1,142,356	Pool #975137, 5.00%, 5/1/38	$1,171,952
1,098,996	Pool #975769, 5.50%, 3/1/38	1,142,273
1,154,567	Pool #982656, 5.50%, 6/1/38	1,199,230
1,117,428	Pool #982898, 5.00%, 5/1/38	1,145,083
1,138,935	Pool #983033, 5.00%, 5/1/38	1,167,122
1,273,033	Pool #984842, 5.50%, 6/1/38	1,322,279
1,006,170	Pool #986230, 5.00%, 7/1/38	1,031,600
2,264,185	Pool #986957, 5.50%, 7/1/38	2,357,901
1,624,279	Pool #986958, 5.50%, 7/1/38	1,687,113
680,662	Pool #986985, 5.00%, 7/1/23	709,105
2,022,276	Pool #990510, 5.50%, 8/1/38	2,100,505
1,620,793	Pool #990511, 6.00%, 8/1/38	1,704,053
1,201,673	Pool #990617, 5.50%, 9/1/38	1,250,802
1,446,133	Pool #AA0525, 5.50%, 12/1/38	1,509,306
2,586,328	Pool #AA0526, 5.00%, 12/1/38	2,650,336
7,209,295	Pool #AA0527, 5.50%, 12/1/38	7,488,179
1,025,339	Pool #AA0643, 4.00%, 3/1/39	999,305
1,212,234	Pool #AA0644, 4.50%, 3/1/39	1,220,488
1,244,817	Pool #AA0645, 4.50%, 3/1/39	1,250,057
2,495,729	Pool #AA0814, 5.50%, 12/1/38	2,592,274
1,126,128	Pool #AA2243, 4.50%, 5/1/39	1,130,868
2,062,290	Pool #AA3142, 4.50%, 3/1/39	2,070,970
1,115,742	Pool #AA3143, 4.00%, 3/1/39	1,090,119
1,349,007	Pool #AA3206, 4.00%, 4/1/39	1,314,330
1,355,712	Pool #AA3207, 4.50%, 3/1/39	1,361,418
1,099,385	Pool #AA4468, 4.00%, 4/1/39	1,071,124
1,077,775	Pool #AA7042, 4.50%, 6/1/39	1,082,311
1,150,722	Pool #AA7658, 4.00%, 6/1/39	1,121,142
1,640,429	Pool #AA7659, 4.50%, 6/1/39	1,647,334
1,057,704	Pool #AA7741, 4.50%, 6/1/24	1,086,086
1,232,817	Pool #AA8455, 4.50%, 6/1/39	1,238,006
1,480,187	Pool #MC0007, 5.50%, 12/1/38	1,530,045
281,111	Pool #MC0013, 5.50%, 12/1/38	290,580
133,163	Pool #MC0014, 5.50%, 12/1/38	137,648
70,764	Pool #MC0015, 6.00%, 11/1/38	74,045
85,887	Pool #MC0016, 5.50%, 11/1/38	88,780
599,071	Pool #MC0038, 4.50%, 3/1/39	601,593
153,921	Pool #MC0046, 4.00%, 4/1/39	149,965
307,062	Pool #MC0047, 4.50%, 4/1/39	308,354
60,759	Pool #MC0059, 4.00%, 4/1/39	59,197
423,379	Pool #MC0081, 4.00%, 5/1/39	412,496
537,651	Pool #MC0082, 4.50%, 5/1/39	539,914
1,035,598	Pool #MC0083, 4.50%, 5/1/39	1,039,957
531,100	Pool #MC0111, 4.00%, 6/1/39	517,448
367,100	Pool #MC0112, 4.50%, 6/1/39	368,645
254,650	Pool #MC3344, 5.00%, 12/1/38	259,679

		386,992,334

Freddie Mac — 24.99%
428,039	Pool #A10124, 5.00%, 6/1/33	439,860
559,419	Pool #A10548, 5.00%, 6/1/33	574,868
1,541,465	Pool #A12237, 5.00%, 8/1/33	1,584,036
583,622	Pool #A12969, 4.50%, 8/1/33	586,625
929,114	Pool #A12985, 5.00%, 8/1/33	954,774
666,281	Pool #A12986, 5.00%, 8/1/33	684,682
947,724	Pool #A12987, 5.00%, 8/1/33	973,897
995,863	Pool #A14028, 4.50%, 9/1/33	1,000,989
1,492,437	Pool #A14325, 5.00%, 9/1/33	1,533,654
314,399	Pool #A15268, 6.00%, 10/1/33	331,992
1,492,856	Pool #A15579, 5.50%, 11/1/33	1,556,054
595,749	Pool #A17393, 5.50%, 12/1/33	620,969
726,538	Pool #A17397, 5.50%, 1/1/34	756,841
1,159,402	Pool #A18617, 5.50%, 1/1/34	1,207,759
563,745	Pool #A19019, 5.50%, 2/1/34	587,259
488,836	Pool #A19362, 5.50%, 2/1/34	509,225
497,437	Pool #A20069, 5.00%, 3/1/34	510,942
1,112,024	Pool #A20070, 5.50%, 3/1/34	1,158,405
1,451,912	Pool #A20540, 5.50%, 4/1/34	1,512,470
566,833	Pool #A20541, 5.50%, 4/1/34	590,475
850,223	Pool #A21679, 5.50%, 4/1/34	885,685
903,757	Pool #A21681, 5.00%, 4/1/34	928,293
772,438	Pool #A23192, 5.00%, 5/1/34	793,409
2,045,284	Pool #A25310, 5.00%, 6/1/34	2,100,810
745,997	Pool #A25311, 5.00%, 6/1/34	766,250
678,062	Pool #A25600, 5.50%, 8/1/34	706,344
89,885	Pool #A26270, 6.00%, 8/1/34	94,921
56,286	Pool #A26386, 6.00%, 9/1/34	59,400
806,257	Pool #A26395, 6.00%, 9/1/34	850,869
944,730	Pool #A26396, 5.50%, 9/1/34	984,134
1,870,095	Pool #A28241, 5.50%, 10/1/34	1,948,095
1,047,993	Pool #A30055, 5.00%, 11/1/34	1,076,444
1,604,602	Pool #A30056, 5.50%, 12/1/34	1,671,528
662,687	Pool #A30591, 6.00%, 12/1/34	699,355
768,863	Pool #A31135, 5.50%, 12/1/34	800,932
567,367	Pool #A32976, 5.50%, 8/1/35	590,499
987,967	Pool #A33167, 5.00%, 1/1/35	1,014,789
2,308,750	Pool #A34999, 5.50%, 4/1/35	2,402,881
739,094	Pool #A35628, 5.50%, 6/1/35	769,228
2,121,140	Pool #A37185, 5.00%, 9/1/35	2,176,406
2,071,712	Pool #A38830, 5.00%, 5/1/35	2,125,690
759,766	Pool #A39561, 5.50%, 11/1/35	790,743
2,234,932	Pool #A40538, 5.00%, 12/1/35	2,293,162
486,673	Pool #A41442, 5.50%, 12/1/35	506,803
989,646	Pool #A42095, 5.50%, 1/1/36	1,029,995
1,375,678	Pool #A42097, 5.00%, 1/1/36	1,411,717
448,550	Pool #A42098, 5.50%, 1/1/36	466,838
546,953	Pool #A42099, 6.00%, 1/1/36	575,166
871,343	Pool #A42802, 5.00%, 2/1/36	894,046
1,894,535	Pool #A42803, 5.50%, 2/1/36	1,971,778
1,126,272	Pool #A42804, 6.00%, 2/1/36	1,184,367
1,185,283	Pool #A42805, 6.00%, 2/1/36	1,246,423
636,189	Pool #A44637, 5.50%, 4/1/36	661,770
808,266	Pool #A44638, 6.00%, 4/1/36	849,200
1,055,185	Pool #A45396, 5.00%, 6/1/35	1,083,831
835,182	Pool #A46321, 5.50%, 7/1/35	869,234
1,791,406	Pool #A46735, 5.00%, 8/1/35	1,838,080

42

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$1,218,253	Pool #A46746, 5.50%, 8/1/35	$1,267,922
695,783	Pool #A46747, 5.50%, 8/1/35	724,151
904,620	Pool #A46748, 5.50%, 8/1/35	941,502
553,871	Pool #A46996, 5.50%, 9/1/35	576,453
1,057,107	Pool #A46997, 5.50%, 9/1/35	1,101,197
1,360,549	Pool #A47552, 5.00%, 11/1/35	1,395,998
1,058,562	Pool #A47553, 5.00%, 11/1/35	1,086,143
822,571	Pool #A47554, 5.50%, 11/1/35	856,108
835,538	Pool #A48788, 5.50%, 5/1/36	868,298
1,100,904	Pool #A48789, 6.00%, 5/1/36	1,156,659
1,241,872	Pool #A49013, 6.00%, 5/1/36	1,304,766
907,933	Pool #A49526, 6.00%, 5/1/36	953,915
750,711	Pool #A49843, 6.00%, 6/1/36	788,731
912,190	Pool #A49844, 6.00%, 6/1/36	960,383
451,862	Pool #A49845, 6.50%, 6/1/36	483,078
1,102,123	Pool #A50128, 6.00%, 6/1/36	1,157,939
1,760,463	Pool #A59530, 5.50%, 4/1/37	1,828,663
815,636	Pool #A59964, 5.50%, 4/1/37	847,234
2,076,297	Pool #A60751, 5.50%, 5/1/37	2,156,733
1,293,183	Pool #A61754, 5.50%, 5/1/37	1,343,281
802,384	Pool #A61779, 5.50%, 5/1/37	833,468
1,129,404	Pool #A61915, 5.50%, 6/1/37	1,173,722
3,745,498	Pool #A61916, 6.00%, 6/1/37	3,932,261
3,660,125	Pool #A63456, 5.50%, 6/1/37	3,801,919
1,296,928	Pool #A64012, 5.50%, 7/1/37	1,347,300
1,021,387	Pool #A64015, 6.00%, 7/1/37	1,072,317
940,941	Pool #A64016, 6.50%, 7/1/37	1,005,743
1,145,924	Pool #A64447, 6.00%, 8/1/37	1,203,064
1,347,334	Pool #A64450, 6.00%, 8/1/37	1,414,516
98,731	Pool #A65713, 6.00%, 9/1/37	103,654
889,688	Pool #A65837, 6.00%, 9/1/37	936,097
949,551	Pool #A66043, 5.50%, 7/1/37	986,781
2,499,107	Pool #A66061, 5.50%, 8/1/37	2,595,923
2,147,874	Pool #A66116, 6.00%, 9/1/37	2,254,974
1,127,771	Pool #A66122, 6.00%, 8/1/37	1,184,006
1,611,505	Pool #A66133, 6.00%, 6/1/37	1,691,860
2,264,821	Pool #A66156, 6.50%, 9/1/37	2,420,798
2,079,854	Pool #A67630, 6.00%, 11/1/37	2,183,562
1,263,782	Pool #A68766, 6.00%, 10/1/37	1,326,798
839,997	Pool #A70292, 5.50%, 7/1/37	872,933
1,240,562	Pool #A73038, 5.50%, 1/1/38	1,288,621
1,094,295	Pool #A73816, 6.00%, 3/1/38	1,148,799
1,167,002	Pool #A75113, 5.00%, 3/1/38	1,194,425
1,043,633	Pool #A76187, 5.00%, 4/1/38	1,068,157
851,643	Pool #A78354, 5.50%, 11/1/37	887,243
1,345,058	Pool #A79561, 5.50%, 7/1/38	1,400,183
63,485	Pool #B31081, 7.00%, 3/1/31	69,114
92,398	Pool #B31082, 6.00%, 3/1/31	97,742
116,801	Pool #B31128, 6.00%, 9/1/31	123,556
92,512	Pool #B31139, 6.50%, 10/1/31	99,741
258,373	Pool #B31140, 6.50%, 10/1/31	278,563
88,873	Pool #B31141, 6.50%, 10/1/31	96,262
61,465	Pool #B31146, 6.50%, 10/1/31	66,268
79,516	Pool #B31150, 6.50%, 11/1/31	85,730
320,679	Pool #B31188, 6.00%, 1/1/32	339,024
29,466	Pool #B31206, 6.00%, 3/1/32	31,170
116,303	Pool #B31292, 6.00%, 9/1/32	123,029
232,365	Pool #B31493, 5.00%, 2/1/34	238,673
520,546	Pool #B31516, 5.00%, 4/1/34	534,678
472,717	Pool #B31517, 5.00%, 4/1/34	485,975
423,521	Pool #B31532, 5.00%, 5/1/34	435,019
432,925	Pool #B31545, 5.00%, 5/1/34	444,678
241,974	Pool #B31546, 5.50%, 5/1/34	252,067
450,569	Pool #B31547, 5.50%, 5/1/34	469,362
379,813	Pool #B31550, 5.00%, 6/1/34	390,125
204,023	Pool #B31551, 5.50%, 6/1/34	212,851
336,425	Pool #B31587, 5.00%, 11/1/34	345,558
448,100	Pool #B31588, 5.50%, 11/1/34	466,790
577,046	Pool #B31642, 5.50%, 5/1/35	600,573
155,626	Pool #B50443, 5.00%, 11/1/18	163,738
291,886	Pool #B50450, 4.50%, 1/1/19	301,542
116,881	Pool #B50451, 5.00%, 1/1/19	122,535
177,738	Pool #B50458, 4.50%, 3/1/19	183,618
58,063	Pool #B50470, 4.50%, 4/1/19	59,984
223,168	Pool #B50496, 5.50%, 9/1/19	236,028
494,255	Pool #B50499, 5.00%, 11/1/19	518,165
109,009	Pool #B50500, 5.50%, 10/1/19	115,237
277,307	Pool #B50501, 4.50%, 11/1/19	286,482
245,981	Pool #B50504, 5.50%, 11/1/19	260,229
469,296	Pool #B50506, 5.00%, 11/1/19	492,280
311,554	Pool #C35457, 7.50%, 1/1/30	339,100
55,347	Pool #C37233, 7.50%, 2/1/30	60,241
91,689	Pool #C48137, 7.00%, 1/1/31	99,819
214,981	Pool #C48138, 7.00%, 2/1/31	234,042
44,653	Pool #C49785, 6.50%, 3/1/31	48,170
60,062	Pool #C50288, 6.50%, 4/1/31	64,793
56,063	Pool #C50753, 6.00%, 3/1/31	59,305
397,095	Pool #C51686, 6.50%, 5/1/31	428,126
198,555	Pool #C53210, 6.50%, 6/1/31	214,071
67,040	Pool #C53914, 6.50%, 6/1/31	72,279
157,949	Pool #C60020, 6.50%, 11/1/31	170,292
356,436	Pool #C60804, 6.00%, 11/1/31	378,476
30,978	Pool #C62574, 6.50%, 12/1/31	33,399
83,805	Pool #C65200, 6.50%, 3/1/32	90,249
137,823	Pool #C65616, 6.50%, 3/1/32	148,593
63,641	Pool #C68324, 6.50%, 6/1/32	68,535
796,242	Pool #C73273, 6.00%, 11/1/32	841,793
458,777	Pool #C73525, 6.00%, 11/1/32	485,251
713,170	Pool #C74672, 5.50%, 11/1/32	744,030
1,028,859	Pool #C77844, 5.50%, 3/1/33	1,072,414
170,543	Pool #C77845, 5.50%, 3/1/33	177,762
900,692	Pool #C78252, 5.50%, 3/1/33	938,822
751,674	Pool #C78380, 5.50%, 3/1/33	783,496
316,365	Pool #C79177, 5.50%, 5/1/33	329,758

43

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 230,280	Pool #C79178, 5.50%, 4/1/33	$240,029
884,166	Pool #J00980, 5.00%, 1/1/21	924,450
789,387	Pool #J05466, 5.50%, 6/1/22	830,164
1,334,059	Pool #N31468, 6.00%, 11/1/37	1,392,867

		140,219,881

Ginnie Mae — 5.26%
1,256,034	(TBA), 4.50%, 7/1/39	1,253,679
1,051,762	Pool #409117, 5.50%, 6/20/38	1,091,334
1,102,971	Pool #487643, 5.00%, 2/15/39	1,132,441
1,380,258	Pool #514702, 8.25%, 12/15/32	1,391,262
232,301	Pool #552186, 6.00%, 12/15/31	245,541
491,641	Pool #588448, 6.25%, 9/15/32	507,519
1,914,963	Pool #616936, 5.50%, 1/15/36	1,992,908
635,603	Pool #617904, 5.75%, 9/15/23	658,792
587,225	Pool #624106, 5.13%, 3/15/34	597,911
463,642	Pool #664269, 5.85%, 6/15/38	484,644
2,336,556	Pool #675509, 5.50%, 6/15/38	2,428,740
878,918	Pool #685140, 5.90%, 4/15/38	925,813
1,446,779	Pool #697672, 5.50%, 12/15/38	1,503,859
1,191,825	Pool #697814, 5.00%, 2/15/39	1,223,669
1,204,726	Pool #697885, 4.50%, 3/15/39	1,211,079
1,595,461	Pool #698112, 4.50%, 5/15/39	1,603,874
2,778,782	Pool #698113, 4.50%, 5/15/39	2,795,851
1,181,242	Pool #699294, 5.63%, 9/20/38	1,225,223
1,484,357	Pool #716822, 4.50%, 4/15/39	1,492,184
1,236,185	Pool #716823, 4.50%, 4/15/39	1,242,704
1,308,194	Pool #717132, 4.50%, 5/15/39	1,315,092
1,733,101	Pool #717133, 4.50%, 5/15/39	1,745,852
1,417,107	Pool #720080, 4.50%, 6/15/39	1,417,494

		29,487,465

Total U.S. Government Agency Backed Mortgages (Cost $537,612,903)		556,699,680

U.S. Government Agency Obligations — 11.10%
Community Reinvestment Revenue Notes — 1.53%
1,390,962	3.39%, 8/1/35(a)	1,347,000
7,250,000	3.98%, 8/1/35(a)	7,223,223

		8,570,223

Small Business Administration — 5.79%
284,147	0.55%, 4/25/28(b)	276,667
701,383	0.55%, 3/25/29(b)	682,842
2,119,927	0.55%, 9/25/30(b)	2,071,378
465,449	0.60%, 11/25/29(b)	454,001
299,266	0.60%, 3/25/28(b)	291,942
446,603	0.63%, 6/25/18(b)	437,914
1,188,055	0.63%, 4/15/32(c)	1,151,918
944,324	0.65%, 3/25/14(b)	932,057
459,010	0.66%, 7/15/32(c)	444,989
215,225	0.66%, 4/15/26(c)	208,757
1,217,557	0.66%, 12/15/24(c)	1,181,072
1,280,797	0.66%, 11/15/30(c)	1,241,391
1,021,083	0.66%, 11/15/26(c)	990,031
628,806	0.75%, 11/29/32(c)	609,653
257,752	0.80%, 2/21/33(c)	249,833
265,707	0.80%, 9/27/30(c)	257,554
1,363,747	0.80%, 4/15/33(c)	1,321,896
178,454	0.80%, 9/15/32(c)	173,007
482,619	0.80%, 3/15/33(c)	467,947
334,301	0.85%, 9/14/29(c)	327,036
135,844	0.88%, 1/1/32(c)	132,076
806,350	0.88%, 2/15/32(c)	781,496
1,430,320	0.88%, 9/15/32(c)	1,386,227
1,357,327	0.90%, 3/14/18(c)	1,310,405
23,479,162	1.26%, 10/19/29(c)(e)	368,814
127,961	2.55%, 6/15/18(c)	124,213
911,266	3.13%, 10/25/15(b)	925,609
1,285,123	3.38%, 10/25/15(b)	1,310,014
427,233	3.38%, 5/25/16(b)	430,973
878,396	3.58%, 12/25/15(b)	902,350
1,090,284	3.58%, 7/15/14(c)	1,066,489
98,506	5.70%, 8/15/17(c)	98,009
394,633	5.85%, 12/15/27(c)	382,718
333,316	5.85%, 9/27/13(c)	338,480
118,348	5.86%, 11/15/22(c)	115,209
351,076	5.98%, 6/9/26(c)	341,223
204,283	6.00%, 4/15/22(c)	200,951
547,415	6.03%, 10/31/32(c)	519,667
428,761	6.10%, 10/15/27(c)	408,096
1,349,039	6.13%, 4/15/31(c)	1,308,093
256,047	6.15%, 1/10/32(c)	245,232
174,824	6.25%, 9/15/27(c)	167,588
1,029,936	6.28%, 8/15/17(c)	1,044,704
216,627	6.30%, 4/15/18(c)	221,736
75,708	6.33%, 3/15/27(c)	74,861
619,916	6.35%, 8/13/26(c)	613,985
1,092,460	6.45%, 2/19/32(c)	1,064,480
263,555	6.50%, 3/30/32(c)	257,557
53,280	6.51%, 7/6/27(c)	53,092
91,073	6.53%, 1/2/27(c)	91,028
65,552	6.69%, 5/28/24(c)	66,440
424,106	6.71%, 3/15/27(c)	427,302
87,403	7.08%, 9/1/13(c)	89,764
195,537	7.08%, 1/19/14(c)	200,869
1,107	7.27%, 8/1/14(c)	1,142
122,063	7.33%, 7/1/16(c)	125,929
255,603	7.33%, 7/1/16(c)	263,827
261,723	7.33%, 7/1/16(c)	270,090
200,062	7.33%, 2/23/16(c)	206,667
195,582	7.38%, 4/1/15(c)	201,984
65,293	7.38%, 1/1/15(c)	67,466
82,161	7.58%, 8/1/16(c)	84,742
27,429	7.83%, 11/1/13(c)	28,478

44

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Principal Amount		Value
$ 253,993	7.83%, 10/3/16(c)	$261,916
54,520	8.08%, 10/1/16(c)	56,207
23,468	8.08%, 2/15/14(c)	24,359
6,226	8.33%, 11/1/11(c)	6,410
5,662	9.58%, 2/15/12(c)	5,891
8,143	9.58%, 2/15/12(c)	8,474
15,705	9.83%, 1/10/32(c)	16,349

		32,471,566

United States Department of Agriculture — 3.78%
541,093	1.13%, 5/31/14(c)	551,074
21,351	3.85%, 6/25/10(c)	22,274
293,940	4.45%, 4/2/18(c)	284,923
208,965	5.09%, 3/1/20(c)	200,243
361,761	5.25%, 10/26/22(c)	344,003
73,787	5.33%, 12/4/14(c)	74,220
359,719	5.55%, 10/20/32(c)	331,645
336,909	5.55%, 10/20/32(c)	310,668
172,891	5.59%, 1/20/38(c)	157,786
538,013	5.60%, 11/29/30(c)	501,548
235,307	5.63%, 6/1/20(c)	229,182
372,797	5.63%, 4/15/27(c)	354,832
417,810	5.63%, 4/1/27(c)	397,390
71,707	5.64%, 1/20/38(c)	65,626
285,739	5.64%, 1/20/33(c)	264,820
769,790	5.64%, 1/20/38(c)	703,647
106,723	5.66%, 1/20/38(c)	97,861
106,090	5.66%, 10/20/32(c)	99,040
284,759	5.70%, 1/20/38(c)	261,941
223,166	5.73%, 4/20/37(c)	206,739
482,440	5.73%, 2/1/30(c)	458,982
782,774	5.75%, 1/20/33(c)	731,557
193,532	5.80%, 8/1/20(c)	190,115
102,918	5.83%, 11/1/20(c)	101,293
14,074	5.88%, 1/31/11(c)	14,134
141,860	5.91%, 12/4/37(c)	132,933
87,127	5.92%, 10/20/37(c)	81,233
221,091	5.93%, 2/20/33(c)	209,671
123,287	5.98%, 12/20/37(c)	116,054
407,359	5.98%, 12/31/26(c)	394,909
207,406	5.99%, 11/1/32(c)	197,439
309,187	6.00%, 1/10/37(c)	290,993
223,501	6.01%, 1/20/38(c)	210,618
78,257	6.01%, 7/20/36(c)	73,766
132,116	6.01%, 11/8/32(c)	125,927
357,163	6.02%, 10/20/37(c)	337,249
158,713	6.04%, 2/1/27(c)	154,510
187,786	6.05%, 1/5/26(c)	183,651
386,976	6.05%, 1/1/37(c)	366,423
512,554	6.07%, 4/20/37(c)	483,001
148,409	6.08%, 7/1/32(c)	142,089
105,484	6.09%, 5/17/22(c)	103,472
202,392	6.10%, 8/25/37(c)	190,944
103,614	6.10%, 1/1/13(c)	105,587
110,047	6.11%, 1/15/29(c)	106,026
636,748	6.11%, 2/2/37(c)	642,242
350,591	6.11%, 7/20/32(c)	336,460
829,245	6.12%, 7/20/37(c)	788,243
217,356	6.12%, 4/20/37(c)	206,706
302,568	6.12%, 1/26/37(c)	286,935
140,605	6.13%, 11/1/26(c)	136,574
136,029	6.13%, 4/16/27(c)	131,490
699,026	6.13%, 4/4/27(c)	675,895
300,909	6.13%, 4/19/27(c)	290,858
659,621	6.13%, 5/15/14(c)	675,673
105,558	6.13%, 7/20/22(c)	104,514
279,085	6.13%, 7/29/19(c)	279,255
133,152	6.13%, 8/1/19(c)	133,167
99,841	6.18%, 1/20/38(c)	95,020
241,399	6.20%, 1/20/37(c)	230,656
115,209	6.22%, 6/1/37(c)	110,242
61,504	6.23%, 2/1/27(c)	60,522
404,513	6.23%, 3/14/32(c)	389,668
611,591	6.25%, 1/1/37(c)	583,549
105,470	6.28%, 3/1/14(c)	107,949
87,640	6.28%, 2/1/28(c)	86,213
82,039	6.33%, 3/2/27(c)	83,349
212,213	6.38%, 1/31/37(c)	203,936
241,045	6.38%, 2/16/37(c)	231,831
55,917	6.38%, 3/1/27(c)	55,405
773,670	6.51%, 4/20/37(c)	753,484
856,639	6.63%, 12/15/23(c)	861,138
199,612	6.64%, 4/20/37(c)	196,024
206,501	6.88%, 2/3/17(c)	212,796
434,653	6.88%, 2/3/22(c)	442,798
639,207	7.00%, 6/3/22(c)	643,548
236,889	7.13%, 12/10/16(c)	243,676

		21,241,854

Total U.S. Government Agency Obligations (Cost $64,668,012)		62,283,643

Promissory Notes — 1.91%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(c)(d)	10,697,369

Total Promissory Notes (Cost $9,375,000)		10,697,369

45

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2009 (Unaudited)

Shares		Value
Investment Company — 2.33%
13,077,508	Wells Fargo Prime Investment Money Market Fund	$13,077,508

Total Investment Company (Cost $13,077,508)		13,077,508

Principal Amount
Short-Term Investment — 0.53%
$ 3,000,000	Freddie Mac, 0.70%, 9/14/09(f)	2,999,064

Total Short-Term Investment (Cost $2,995,625)		2,999,064

Total Investments (Cost $654,863,830)(g) — 119.78%		$671,941,603
Liabilities in excess of other assets — (19.78)%		(110,974,649)

NET ASSETS — 100.00%		$560,966,954

Contracts
Call Swaptions Purchased — 1.11%
500,000	Pay a fixed rate of 5.35% and receive a floating rate based on 3-Month LIBOR, expiring May 23, 2024, Broker, UBS AG	2,952,898
500,000	Pay a fixed rate of 5.75% and receive a floating rate based on 3-Month LIBOR, expiring June 28, 2029, Broker, UBS AG	1,955,788
500,000	Pay a fixed rate of 6.00% and receive a floating rate based on 3-Month LIBOR, expiring June 18, 2019, Broker, Goldman Sachs International	1,300,342

Total Call Swaptions Purchased (Cost $5,503,750)		$6,209,028

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(b)	Floating rate note. Rate shown is as of report date.

(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.

(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $11,407,662 or 2.03% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2009 Carrying Value Per Unit
$1,395,000	Fort Knox Military Housing Privatization Project	1/29/2007	$1,328,000	$0.51
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.14

(e)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(f)	The rate represents the annualized yield at time of purchase.

(g)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

MBIA – Insured by MBIA

IBC – Insured by International Bancshares Corp.

TBA – To be announced

See notes to schedules of portfolio investments.

46

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2009 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. Tamarack operates the following eleven separate series (individually, a “Fund” and collectively, the “Funds”), each with its own investment objectives and strategies:

•	Tamarack Mid Cap Growth Fund (“Mid Cap Growth Fund”)

•	Tamarack Enterprise Fund (“Enterprise Fund”)

•	Tamarack Small Cap Core Fund (“Small Cap Core Fund”)

•	Tamarack Microcap Value Fund (“Microcap Value Fund”)

•	Tamarack Quality Fixed Income Fund (“Quality Fixed Income Fund”)

•	Prime Money Market Fund (“Prime Money Market Fund”)

•	U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

•	Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

•	Tamarack Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”)

•	Tamarack Institutional Tax-Free Money Market Fund (“Institutional Tax-Free Money Market Fund”)

•	Access Capital Community Investment Fund

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment advisor for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PNC Global Investment Servicing (U.S.) Inc.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Fund’s approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Valuation of mortgage backed securities held by the Access Capital Community Investment Fund that qualify under the Community Reinvestment Act (“CRA”) may also include adjustments to reflect the CRA premium indicated by the

47

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

independent pricing agent to reflect the higher valuations accorded these securities in the market for their geographically or other targeted nature. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use pricing and valuation procedures approved by the Board to determine a security’s fair value. See Note 4 for a listing of all securities that have been valued at fair value.

As of June 30 2009, the book cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Growth Fund	$66,341,261	$6,166,804	$(5,593,516)	$573,288
Enterprise Fund	160,926,502	23,053,755	(54,199,341)	(31,145,586)
Small Cap Core Fund	36,698,000	5,289,763	(6,958,386)	(1,668,623)
Microcap Value Fund	229,743,467	18,475,085	(95,062,957)	(76,587,872)
Quality Fixed Income Fund	46,057,817	504,666	(4,934,918)	(4,430,252)
Prime Money Market Fund	13,465,960,879	19,680	—	19,680
Institutional Prime Money Market Fund	1,361,847,027	—	(20)	(20)
Access Capital Community Investment Fund	654,863,830	22,807,550	(5,729,777)	17,077,773

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds would record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin accruing interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) that are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

48

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

The Access Capital Community Investment Fund entered into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2009 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.60%	4/9/09	7/7/09	$(23,041,164)	$(23,007,037)
Goldman Sachs	0.50%	4/16/09	7/14/09	(26,736,012)	(26,703,005)
Deutsche Bank	0.47%	5/13/09	8/11/09	(32,213,807)	(32,176,000)
Mizuho	0.49%	6/16/09	8/18/09	(23,491,126)	(23,471,000)
Goldman Sachs	0.40%	6/18/09	9/3/09	(19,108,334)	(19,092,000)

Details of underlying collateral pledged for open reverse repurchase agreements at June 30, 2009 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs
4/9/09 to 7/7/09
	Fannie Mae Pool #806754	4.50%	9/1/34	$3,438,525	$3,463,743
	Fannie Mae Pool #806759	4.50%	9/1/34	3,811,047	3,841,665
	Fannie Mae Pool #777621	5.00%	2/1/34	3,054,124	3,139,902
	Freddie Mac Pool #A25310	5.00%	6/1/34	2,045,284	2,100,810
	Freddie Mac Pool #A37185	5.00%	9/1/35	2,121,140	2,176,406
	Freddie Mac Pool #A66061	5.50%	8/1/37	2,499,107	2,595,923
	Freddie Mac Pool #A66116	6.00%	9/1/37	2,147,874	2,254,974
	Freddie Mac Pool #A67630	6.00%	11/1/37	2,079,854	2,183,562
	Freddie Mac Pool #A66156	6.50%	9/1/37	2,264,821	2,420,798

					$24,177,783

Goldman Sachs
4/16/09 to 7/14/09
	Freddie Mac Pool #A21681	5.00%	4/1/34	$903,757	$928,293
	Fannie Mae Pool #835287	5.00%	8/1/35	1,441,781	1,480,247
	Fannie Mae Pool #258627	5.50%	2/1/36	1,721,361	1,792,082
	Fannie Mae Pool #806761	5.50%	9/1/34	5,645,795	5,883,040
	Fannie Mae Pool #982656	5.50%	6/1/38	1,154,567	1,199,230
	Fannie Mae Pool #986957	5.50%	7/1/38	2,264,185	2,357,901
	Freddie Mac Pool #A30056	5.50%	12/1/34	1,604,602	1,671,528
	Freddie Mac Pool #A34999	5.50%	4/1/35	2,308,750	2,402,881
	Freddie Mac Pool #A59530	5.50%	4/1/37	1,760,463	1,828,663
	Freddie Mac Pool #A60751	5.50%	5/1/37	2,076,297	2,156,733
	Fannie Mae Pool #944502	6.00%	6/1/37	1,732,264	1,823,242
	Freddie Mac Pool #A61916	6.00%	6/1/37	3,745,498	3,932,261

					$27,456,101

49

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
Deutsche Bank
5/13/09 to 8/11/09
	Fannie Mae Pool #663159	5.00%	7/1/32	$5,494,972	$5,668,879
	Fannie Mae Pool #727312	5.00%	9/1/33	3,667,810	3,770,824
	Fannie Mae Pool #844361	5.50%	11/1/35	4,648,165	4,839,131
	Fannie Mae Pool #829649	5.50%	3/1/35	3,614,166	3,766,039
	Fannie Mae Pool #885724	5.50%	6/1/36	4,123,264	4,285,577
	Fannie Mae Pool #702478	5.50%	6/1/33	2,963,249	3,089,621
	Fannie Mae Pool #257892	5.50%	2/1/38	3,390,155	3,521,299
	Fannie Mae Pool #952632	6.00%	7/1/37	2,384,692	2,507,699
	Fannie Mae Pool #952598	6.00%	7/1/37	2,187,531	2,302,419

					$33,751,488

Mizuho
6/16/09 to 8/18/09
	Freddie Mac Pool #A40538	5.00%	12/1/35	$2,234,932	$2,293,162
	Freddie Mac Pool #A42097	5.00%	1/1/36	1,375,678	1,411,717
	Freddie Mac Pool #A46735	5.00%	8/1/35	1,791,406	1,838,080
	Freddie Mac Pool #A47552	5.00%	11/1/35	1,360,549	1,395,998
	Fannie Mae Pool #914428	5.50%	2/1/37	1,278,074	1,327,587
	Freddie Mac Pool #A18617	5.50%	1/1/34	1,159,402	1,207,759
	Freddie Mac Pool #A20540	5.50%	4/1/34	1,451,912	1,512,470
	Freddie Mac Pool #A42803	5.50%	2/1/36	1,894,535	1,971,778
	Freddie Mac Pool #A46746	5.50%	8/1/35	1,218,253	1,267,922
	Freddie Mac Pool #A61754	5.50%	5/1/37	1,293,183	1,343,281
	Freddie Mac Pool #A63456	5.50%	6/1/37	3,660,125	3,801,919
	Freddie Mac Pool #A42805	6.00%	2/1/36	1,185,283	1,246,423
	Freddie Mac Pool #A49013	6.00%	5/1/36	1,241,872	1,304,766
	Freddie Mac Pool #A64447	6.00%	8/1/37	1,145,924	1,203,064
	Freddie Mac Pool #A68766	6.00%	10/1/37	1,263,782	1,326,798

					$24,452,724

Goldman Sachs
6/18/09 to 9/3/09
	Fannie Mae Pool #815009	5.00%	4/1/35	$2,268,763	$2,329,292
	Fannie Mae Pool #829005	5.00%	8/1/35	1,928,851	1,980,312
	Freddie Mac Pool #A14325	5.00%	9/1/33	1,492,437	1,533,654
	Freddie Mac Pool #A38830	5.00%	5/1/35	2,071,712	2,125,690
	Fannie Mae Pool #908672	5.50%	1/1/37	1,651,568	1,716,582
	Fannie Mae Pool #941204	5.50%	6/1/37	2,142,177	2,225,166
	Fannie Mae Pool #990510	5.50%	8/1/38	2,022,276	2,100,505
	Ginnie Mae Pool #675509	5.50%	6/15/38	2,336,556	2,428,740
	Fannie Mae Pool #866969	6.00%	2/1/36	2,591,851	2,727,974
	Freddie Mac Pool #A66133	6.00%	6/1/37	1,611,505	1,691,860

					$20,859,775

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Funds or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. Losses may

50

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

also arise due to changes in the value of the contract or if the counterparty does not perform under the contract. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. The financial futures contracts listed below are indicative of activity for the year ended September 30, 2008.

The Access Capital Community Investment Fund had the following open futures contracts at June 30, 2009:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Counterparty
Ten Year Swap	500	September 2009	$(2,156,250)	$56,648,438	Barclays Capital
U.S. Treasury Long Bond	100	September 2009	$(62,500)	$11,733,438	Barclays Capital

Details of underlying collateral pledged for open futures contracts at June 30, 2009 were as follows:

Description	Yield	Maturity Date	Par	Market Value
Freddie Mac Discount Note	0.70%	09/14/09	$3,000,000	$2,999,064

Options

Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Swaptions

Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the market risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions

51

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA).

Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS No. 157”):

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

52

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Mid Cap Growth Fund	$66,914,549	(a)	$—		$—	$66,914,519
Enterprise Fund	129,780,916	(a)	—		—	129,780,916
Small Cap Core Fund	35,029,377	(a)	—		—	35,029,377
Microcap Value Fund	153,155,595	(a)	—		—	153,155,595
Quality Fixed Income Fund:
Investment Company	5,063,526		—		—	5,063,526
Municipal Bonds	—		1,212,099		—	1,212,099
Asset Backed Securities	—		1,431,421		—	1,431,421
Collateralized Mortgage Obligations	—		3,990,043		—	3,990,043
Corporate Bonds	—		6,669,568		—	6,669,568
U.S. Government Agency Backed Mortgages	—		10,538,139		—	10,538,139
U.S. Government Agency Obligations	—		4,093,839		—	4,093,839
U.S. Treasury Obligations	—		8,628,818		—	8,628,818
Preferred Term Securities	—		—		112	112
Prime Money Market Fund	400,567,269	(b)	13,065,413,290	(c)	—	13,465,980,559
U.S. Government Money Market Fund	274,233,560	(b)	5,461,365,062	(c)	—	5,735,598,622
Tax Free Money Market Fund	52,697,899	(b)	909,031,184	(c)	—	961,729,083
Institutional Prime Money Market Fund	68,884,182	(b)	1,292,962,825	(c)	—	1,361,847,007
Institutional Tax Free Money Market Fund	11,032,310	(b)	407,250,000	(c)	—	418,282,310
Access Capital Community Investment Fund:
Investment Company	13,077,508		—		—	13,077,508
Short-Term Investment	2,999,064		—		—	2,999,064
Municipal Bonds	—		23,999,738		—	23,999,738
Corporate Bonds	—		2,184,601		—	2,184,601
U.S. Government Agency Backed Mortgages	—		556,699,680		—	556,699,680
U.S. Government Agency Obligations	—		62,283,643		—	62,283,643
Promissory Notes	—		10,697,369		—	10,697,369
Liabilities:
Other(d)
Access Capital Community Investment Fund	$(2,218,750)		$—		$—	$(2,218,750)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b)	Level 1 investments consist of Investment Companies.

(c)	The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(d)	Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

53

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Following is a reconcilliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Quality Fixed Income Fund
Preferred Term Securities
Balance as of 10/01/08 (market value)	$454,840
Change in unrealized (depreciation) *	(454,728)

Balance as of 6/30/09 (market value)	$112

*	Net change in unrealized depreciation in level 3 securities still held at June 30, 2009.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2008 the following Funds had net capital loss carryforwards to offset future net capital gains. if any:

	Capital Loss Carryforward		Expires
Quality Fixed Income Fund	$129,938	(a)	2010
	1,229,732	(a)	2011
	835,813		2012
	70,674		2014
	659,449		2015
Prime Money Market Fund	$3,069		2013
	40,324		2014
	52,797		2015
	38,902		2016
Institutional Prime Money Market Fund	$4,329		2014
	39,175		2015
Access Capital Community Investment Fund	$310,646		2009
	1,093,937		2010
	2,026,076		2011
	3,756,334		2012
	659,184		2013
	27,743		2014
	2,484,167		2015
	8,197,543		2016

(a)	As of September 30, 2008, the Fund had net capital loss carryforwards as a successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

54

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2009.

Deferred Post-October Losses
Mid Cap Growth Fund	$2,589
Prime Money Market Fund	4,675,637

4. Capital Support Agreement

On September 23, 2008, Prime Money Market and Institutional Prime Money Market Funds each entered into a Capital Support Agreement (“Agreement”) with Voyageur to maintain each Fund’s net asset value at no less than $0.9950 or such greater amount as required by any national recognized statistical rating organization (“NRSRO”). The Agreements require Voyageur to commit capital to the Funds, subject to the aggregate limit of $150 million and $50 million for the Prime Money Market Fund and Institutional Prime Money Market Fund, respectively, if a Fund realizes a loss on payments or sales proceeds from specified securities (“Eligible Notes”) held by the Funds which are less than the amortized cost of such securities and such loss causes the Fund’s mark-to-market net asset value to drop below $0.9950. The mark-to-market net asset value is calculated using the market value of all securities in the Prime Money Market and Institutional Prime Money Market Funds. The net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes. The Eligible Notes held in the Funds on June 30, 2009 are footnoted on the respective Schedule of Portfolio Investments. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950, or (iii) the remaining amount of the aggregate limit of the Agreement, taking into account all prior contributions. Voyageur’s obligations under the Agreements are supported by a Letter of Credit issued by Royal Bank of Canada, an indirect parent company of Voyageur, having a First Tier credit rating. The Funds will draw on the Letter of Credit in the event that Voyageur fails to make a cash contribution when due under the Agreement.

The Funds will sell the Eligible Notes (i) within thirty (30) calendar days following any change in the Letter of Credit provider’s short term credit ratings such that the Letter of Credit provider’s obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Funds are not required to complete any such sale if the amount the Funds expect to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if Voyageur substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider’s obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is October 9, 2009 for the Prime Money Market Fund and September 4, 2009 for the Institutional Prime Money Market Fund.

In the event that the Fund receives a capital contribution from Voyageur with respect to an Eligible Note and subsequently receives additional payments from or on behalf of the issuer of the Eligible Note, the Fund shall repay Voyageur the lesser of the amount of capital contribution or the amount of such subsequent payments, provided than in no event the effect of such repayment to Voyageur cause the Fund’s net asset value per share to fall below $0.995 or such greater amount required by NRSRO.

55

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following tables show the Eligible Notes and their amortized cost and fair value as of June 30, 2009.

	Face Amount	Amortized Cost	Fair Value	Unrealized Appreciation/ (Depreciation)
Prime Money Market Fund
Bank of Scotland PLC, 1.22%, 8/6/09	$60,000,000	$60,000,000	$60,019,680	$19,680

Institutional Prime Money Market Fund
Branch Banking & Trust Co., 1.05%, 9/4/09	$20,000,000	$20,000,000	$19,999,980	$(20)

56

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	8/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	8/26/09

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer (principal financial officer)

Date	8/26/09

* Print the name and title of each signing officer under his or her signature.